UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

BNY Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31
Date of reporting period:	5/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Stock Fund
May 31, 2010 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--12.5%
Autoliv	383,000 a	18,192,500
Carnival	177,080	6,415,608
Darden Restaurants	228,140 a	9,787,206
Gap	278,430	6,069,774
Home Depot	357,400	12,101,564
Limited Brands	350,910	8,723,623
Newell Rubbermaid	1,006,520 a	16,768,623
News, Cl. A	800,350	10,564,620
News, Cl. B	1,025,120 a	15,745,843
Stanley Black and Decker	204,890	11,430,813
Target	376,730	20,543,087
Time Warner	343,883	10,656,934
Whirlpool	107,480 a	11,225,211
		158,225,406
Consumer Staples--10.6%
Clorox	218,370	13,718,003
CVS Caremark	288,260	9,982,444
Energizer Holdings	239,360 a,b	13,449,638
Nestle, ADR	327,870	14,800,052
PepsiCo	538,137	33,843,436
Philip Morris International	329,429	14,534,407
Unilever, ADR	921,190 a	24,908,978
Wal-Mart Stores	187,450	9,477,472
		134,714,430
Energy--10.0%
Alpha Natural Resources	161,790 b	6,207,882
Chevron	240,730	17,782,725
ConocoPhillips	297,430	15,424,720
ENSCO, ADR	275,750	10,313,050
EOG Resources	104,570	10,963,119

Hess	220,670	11,739,644
Newfield Exploration	325,340 b	16,937,200
Occidental Petroleum	351,450	28,998,140
Valero Energy	436,870	8,160,732
		126,527,212
Financial--13.3%
American Express	319,590	12,742,053
Bank of America	2,182,920	34,359,161
Capital One Financial	272,060	11,236,078
Franklin Resources	90,890	8,915,400
Genworth Financial, Cl. A	803,020 b	12,519,082
Goldman Sachs Group	40,390	5,826,661
JPMorgan Chase & Co.	791,436	31,325,037
Lincoln National	414,920	10,978,783
MetLife	337,930	13,682,786
Morgan Stanley	259,130	7,025,014
Wells Fargo & Co.	563,830	16,176,283
XL Capital, Cl. A	238,500	4,199,985
		168,986,323
Health Care--15.6%
Alexion Pharmaceuticals	205,120 a,b	10,262,154
AmerisourceBergen	607,750	19,010,420
Amgen	208,280 b	10,784,738
Amylin Pharmaceuticals	744,080 b	12,292,202
CIGNA	269,300	9,013,471
Covidien	178,380	7,561,528
Hospira	173,200 a,b	9,016,792
Human Genome Sciences	585,730 a,b	14,502,675
King Pharmaceuticals	708,160 b	6,139,747
Mednax	109,640 b	6,200,142
Merck & Co.	764,203	25,745,999
Pfizer	1,916,800	29,192,864
St. Jude Medical	166,560 b	6,219,350
Teva Pharmaceutical Industries,
ADR	135,490	7,427,562
Thermo Fisher Scientific	131,930 b	6,868,276
Universal Health Services, Cl. B	209,200	8,865,896

WellPoint	150,730 b	7,732,449
		196,836,265
Industrial--10.8%
AMR	779,930 a,b	5,982,063
Caterpillar	154,410	9,381,952
Cummins	159,720	10,857,766
Dover	336,320	15,097,405
FedEx	123,830	10,338,567
General Electric	612,646	10,016,762
Norfolk Southern	459,370	25,936,030
Parker Hannifin	94,270	5,793,834
Raytheon	335,690	17,593,513
Textron	533,690 a	11,031,372
Tyco International	419,870	15,195,095
		137,224,359
Information Technology--19.6%
Apple	164,660 b	42,343,966
BMC Software	255,090 b	9,440,881
Cisco Systems	974,554 b	22,570,671
EMC	1,003,050 b	18,676,791
Google, Cl. A	43,320 b	21,017,998
Hewlett-Packard	402,180	18,504,302
Informatica	476,537 b	12,294,655
International Business Machines	139,170	17,432,434
Microsoft	1,160,316	29,936,153
Oracle	1,060,650	23,938,870
QUALCOMM	185,370	6,591,757
Research In Motion	194,160 b	11,785,512
Teradata	422,983 b	13,510,077
		248,044,067
Materials--1.8%
Dow Chemical	281,770	7,582,431
E.I. du Pont de Nemours & Co.	434,480	15,715,142
		23,297,573
Telecommunication Services--1.5%
AT & T	754,929	18,344,775
Utilities--2.4%

American Electric Power	241,270	7,710,989
Entergy	92,010	6,907,190
Public Service Enterprise Group	499,880	15,311,324
		29,929,503
Total Common Stocks
(cost $1,046,812,577)		1,242,129,913

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,811,000)	25,811,000 [c]	25,811,000
Investment of Cash Collateral for
Securities Loaned--5.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $63,697,561)	63,697,561 [c]	63,697,561

Total Investments (cost $1,136,321,138)	105.1%	1,331,638,474
Liabilities, Less Cash and Receivables	(5.1%)	(65,247,094)
Net Assets	100.0%	1,266,391,380

ADR - American Depository Receipts
a	Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $50,330,597 and the total market value of the collateral held by the fund is $63,697,561.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,136,321,138. Net unrealized appreciation on investments was $195,317,336 of which $231,473,693 related to appreciated investment securities and $36,156,357 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

			Level 3 -
			Significant
	Level 1 -Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic +	1,154,702,259	-	-	1,154,702,259
Equity Securities - Foreign +	87,427,654	-	-	87,427,654
Mutual Funds	89,508,561	-	-	89,508,561

+ See Statement of Investments for industry classification.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund
May 31, 2010 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Consumer Discretionary--14.1%
Carnival	30,330	1,098,856
Home Depot	49,810	1,686,567
Johnson Controls	71,450	2,038,469
News, Cl. A	218,190	2,880,108
Omnicom Group	57,370	2,177,192
Staples	53,750	1,156,700
Time Warner	110,350	3,419,747
		14,457,639
Consumer Staples--7.5%
Clorox	9,430	592,393
CVS Caremark	53,380	1,848,549
Dr. Pepper Snapple Group	20,510	776,509
Kraft Foods, Cl. A	29,340	839,124
PepsiCo	49,380	3,105,508
Philip Morris International	11,490	506,939
		7,669,022
Energy--13.2%
Chevron	26,836	1,982,375
ConocoPhillips	91,600	4,750,376
Marathon Oil	16,560	514,850
Occidental Petroleum	61,330	5,060,338
Schlumberger	23,340	1,310,541
		13,618,480
Financial--24.9%
American Express	13,230	527,480
Ameriprise Financial	27,480	1,093,429
Bank of America	256,478	4,036,964
Berkshire Hathaway, Cl. B	7,470 a	527,008
Capital One Financial	13,500	557,550
Comerica	15,160	577,596

Fidelity National Financial, Cl. A	61,170	882,071
Franklin Resources	4,990	489,469
Goldman Sachs Group	8,980	1,295,455
JPMorgan Chase & Co.	128,609	5,090,344
Marsh & McLennan	23,250	507,083
MetLife	41,200	1,668,188
Morgan Stanley	36,830	998,461
People's United Financial	33,010	461,150
PNC Financial Services Group	13,330	836,458
Prudential Financial	14,590	841,989
State Street	18,780	716,833
Travelers	14,621	723,301
U.S. Bancorp	62,590	1,499,656
Wells Fargo & Co.	80,860	2,319,873
		25,650,358
Health Care--9.9%
AmerisourceBergen	24,870	777,933
Amgen	10,190 a	527,638
Cardinal Health	24,440	842,935
Johnson & Johnson	10,760	627,308
Merck & Co.	97,440	3,282,754
Pfizer	239,208	3,643,138
WellPoint	9,890 a	507,357
		10,209,063
Industrial--10.9%
Dover	26,510	1,190,034
Eaton	9,900	692,505
Emerson Electric	12,930	600,469
General Electric	237,712	3,886,591
Norfolk Southern	37,430	2,113,298
Pitney Bowes	71,370	1,615,817
Raytheon	10,540	552,401
United Technologies	7,950	535,671
		11,186,786
Information Technology--6.4%
AOL	24,396 a	503,289
Cisco Systems	63,300 a	1,466,028

Hewlett-Packard	20,360	936,764
Microsoft	92,760	2,393,208
QUALCOMM	19,960	709,778
Tyco Electronics	18,880	544,121
		6,553,188
Materials--2.8%
Air Products & Chemicals	6,040	417,122
Dow Chemical	29,930	805,416
Freeport-McMoRan Copper & Gold	7,730	541,487
Packaging Corp. of America	51,020	1,129,583
		2,893,608
Telecommunication Services--7.8%
AT & T	132,365	3,216,469
Vodafone Group, ADR	134,160 b	2,696,616
Windstream	199,792	2,131,781
		8,044,866
Utilities--2.3%
Entergy	18,010	1,352,011
Questar	23,400	1,049,724
		2,401,735
Total Common Stocks
(cost $93,176,180)		102,684,745

Investment of Cash Collateral for
Securities Loaned--1.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,003,301)	2,003,301 [c]	2,003,301

Total Investments (cost $95,179,481)	101.7%	104,688,046
Liabilities, Less Cash and Receivables	(1.7%)	(1,785,169)
Net Assets	100.0%	102,902,877

ADR - American Depository Receipts
a	Non-income producing security.
b	Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's security on loan is $1,964,212 and the total market value of the collateral held by the fund is $2,003,301.
c	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $95,179,481.

Net unrealized appreciation on investments was $9,520,310 of which $13,188,053 related to appreciated investment securities and $3,667,743 related to depreciated investment securities.

STATEMENT OF OPTIONS WRITTEN
May 31, 2010 (Unaudited)

	Contracts		Value ($)
Call Options:
Clorox,
July 2010 @ 70	94	a	(2,350)
Franklin Resources,
July 2010 @ 130	49	a	(735)
Freeport-Mcmoran,
August 2010 @ 100	28	a	(560)
(Premiums received $15,390)			(3,645)

a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	99,988,129	-	-	99,988,129
Equity Securities - Foreign+	2,696,616	-	-	2,696,616
Mutual Funds	2,003,301	-	-	2,003,301
Liabilities ($)
Other Financial Instruments:++
Options	(3,645)	-	-	(3,645)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

BNY Mellon Midcap Stock Fund

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--13.3%
Abercrombie & Fitch, Cl. A	313,400	11,229,122
American Eagle Outfitters	675,400	8,847,740
Boyd Gaming	792,300 a,b	10,434,591
Brinker International	710,700	12,636,246
Carter's	289,700 b	8,853,232
Chico's FAS	692,700	8,471,721
Darden Restaurants	242,500	10,403,250
DeVry	102,600	5,898,474
Guess?	235,900	8,961,841
Gymboree	210,900 b	9,401,922
Interpublic Group of Cos.	812,200 b	6,781,870
Lear	196,600 b	13,303,922
Macy's	601,900	13,368,199
MDC Holdings	335,100	10,515,438
Royal Caribbean Cruises	283,600 a,b	8,224,400
Toll Brothers	702,200 b	14,795,354
Urban Outfitters	272,000 a,b	9,873,600
		172,000,922
Consumer Staples--3.2%
Dr. Pepper Snapple Group	210,600	7,973,316
Energizer Holdings	204,800 b	11,507,712
Herbalife	148,000	6,682,200
Smithfield Foods	548,400 a,b	9,454,416
SUPERVALU	392,800	5,291,016
		40,908,660
Energy--5.8%
Brigham Exploration	386,400 b	6,638,352
Cimarex Energy	243,000	17,855,640
Complete Production Services	580,100 b	7,547,101
Exterran Holdings	196,010 b	4,998,255

Forest Oil	502,400 b	13,383,936
Helix Energy Solutions Group	653,200 b	7,113,348
Newfield Exploration	183,800 b	9,568,628
PetroHawk Energy	416,300 b	8,005,449
		75,110,709
Financial--21.1%
Alexandria Real Estate Equities	163,400 a,c	10,715,772
AMB Property	498,500 c	12,926,105
AmeriCredit	413,300 a,b	8,935,546
Apollo Investment	799,900	8,342,957
CB Richard Ellis Group, Cl. A	737,700 b	11,677,791
CNO Financial Group	1,285,100 a,b	7,209,411
Comerica	365,600	13,929,360
Digital Realty Trust	134,800 a,c	7,671,468
Fidelity National Financial, Cl. A	793,400 a	11,440,828
Fifth Third Bancorp	725,000	9,417,750
Forest City Enterprises, Cl. A	636,800 a,b	8,443,968
Genworth Financial, Cl. A	534,200 b	8,328,178
Hartford Financial Services Group	211,500	5,302,305
Host Hotels & Resorts	921,059 a,c	13,134,301
Huntington Bancshares	2,589,800	15,953,168
KeyCorp	1,638,200	13,138,364
Liberty Property Trust	404,200 c	12,453,402
MGIC Investment	767,200 b	7,180,992
New York Community Bancorp	586,600	9,414,930
Old Republic International	613,460	8,502,555
Raymond James Financial	382,200 a	10,804,794
Rayonier	260,386 a,c	11,686,124
Realty Income	371,500 a,c	11,568,510
Reinsurance Group of America	244,300	11,474,771
SEI Investments	190,400	4,015,536
SunTrust Banks	304,200	8,198,190
Synovus Financial	886,700 a	2,624,632
Waddell & Reed Financial, Cl. A	292,300	7,836,563
		272,328,271
Health Care--12.9%
Biovail	566,700	8,506,167

CareFusion	262,100 b	6,662,582
Charles River Laboratories
International	306,400 b	10,276,656
DaVita	92,500 b	5,867,275
Edwards Lifesciences	163,200 b	8,246,496
Health Net	412,500 b	10,168,125
Hill-Rom Holdings	313,100	8,729,228
Hologic	359,500 a,b	5,356,550
Human Genome Sciences	252,000 b	6,239,520
ICON, ADR	279,100 b	7,764,562
LifePoint Hospitals	251,300 b	8,918,637
Lincare Holdings	213,900 a,b	10,014,798
Resmed	113,100 a,b	7,112,859
Salix Pharmaceuticals	219,000 a,b	7,868,670
STERIS	289,000	9,198,870
Thoratec	239,400 a,b	10,502,478
United Therapeutics	194,500 a,b	9,962,290
Universal Health Services, Cl. B	240,400	10,188,152
Vertex Pharmaceuticals	426,800 b	14,763,012
		166,346,927
Industrial--14.6%
AMETEK	340,050	13,806,030
BE Aerospace	422,200 b	11,450,064
Cooper Industries	151,900	7,134,743
Cummins	105,000	7,137,900
Harsco	114,500	3,115,545
IDEX	320,500	9,788,070
JB Hunt Transport Services	321,900	11,115,207
Joy Global	275,100	14,030,100
Kansas City Southern	400,400 b	15,283,268
KBR	535,900	11,779,082
Manitowoc	503,300	6,004,369
Manpower	250,700	11,459,497
Navistar International	149,500 b	8,099,910
Parker Hannifin	98,200	6,035,372
Roper Industries	123,200	7,148,064
Textron	305,400 a	6,312,618

Trinity Industries	301,200	6,581,220
United Rentals	530,300 a,b	6,443,145
URS	124,500 b	5,550,210
WABCO Holdings	291,600 b	8,864,640
Waste Connections	312,600 b	11,006,646
		188,145,700
Information Technology--16.3%
Alliance Data Systems	160,300 a,b	11,326,798
ANSYS	379,100 b	16,578,043
Avnet	431,600 b	12,395,552
Check Point Software Technologies	198,500 a,b	6,087,995
Cognizant Technology Solutions,
Cl. A	247,000 b	12,359,880
Cree	159,200 b	10,566,104
Equinix	124,400 b	11,446,044
F5 Networks	265,700 a,b	18,686,681
Hewitt Associates, Cl. A	285,700 b	10,642,325
JDS Uniphase	813,300 b	9,352,950
Lexmark International, Cl. A	205,000 b	7,697,750
NetApp	204,600 a,b	7,709,328
ON Semiconductor	1,098,100 a,b	8,027,111
Quest Software	586,600 b	11,353,643
Rovi	338,100 a,b	12,624,654
Silicon Laboratories	205,200 b	9,322,236
Tellabs	797,600	7,178,400
TiVo	799,200 b	7,224,768
Trimble Navigation	421,300 b	12,103,949
Veeco Instruments	197,100 a,b	7,523,307
		210,207,518
Materials--7.4%
Albemarle	277,800	11,962,068
Ashland	169,700	9,097,617
Carpenter Technology	278,700	10,844,217
Cliffs Natural Resources	202,500	11,311,650
Cytec Industries	216,400	9,246,772
Greif, Cl. A	168,000	9,206,400
Louisiana-Pacific	877,900 a,b	7,462,150

Temple-Inland	457,200	9,660,636
United States Steel	188,300 a	8,889,643
Walter Energy	93,000	7,377,690
		95,058,843
Telecommunication Services--.8%
SBA Communications, Cl. A	298,400 a,b	9,856,152
Utilities--3.7%
National Fuel Gas	254,100	12,349,260
Northeast Utilities	256,100	6,645,795
NV Energy	1,029,300	12,135,447
ONEOK	143,700	6,390,339
Wisconsin Energy	210,700	10,324,300
		47,845,141
Total Common Stocks
(cost $1,159,776,749)		1,277,808,843

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,510,000)	6,510,000 [d]	6,510,000
Investment of Cash Collateral for
Securities Loaned--13.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $173,993,386)	173,993,386 [d]	173,993,386
Total Investments (cost $1,340,280,135)	113.2%	1,458,312,229
Liabilities, Less Cash and Receivables	(13.2%)	(169,782,714)
Net Assets	100.0%	1,288,529,515

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is
$177,602,085 and the total market value of the collateral held by the fund is $185,323,756, consisting of cash collateral of
$173,993,386 and U.S. Government and agency securities valued at $11,330,370.
b Non-income producing security.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,340,280,135. Net unrealized appreciation on investments was $118,032,094 of which $163,856,135 related to appreciated investment securities and $45,824,041 related to depreciated investment securities.

100-259-59

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,255,450,119	-	-	1,255,450,119
Equity Securities - Foreign+	22,358,724	-	-	22,358,724
Mutual Funds	180,503,386	-	-	180,503,386

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Stock Fund
May 31, 2010 (Unaudited)

Common Stocks--98.0%	Shares	Value ($)
Consumer Discretionary--16.3%
ArvinMeritor	257,700 a	3,746,958
Boyd Gaming	286,300 a,b	3,770,571
Brinker International	216,200	3,844,036
Carter's	169,500 a	5,179,920
Coldwater Creek	393,000 a	2,452,320
Cracker Barrel Old Country Store	106,100	5,286,963
Crocs	581,800 a,b	6,021,630
Gymboree	90,400 a	4,030,032
JAKKS Pacific	270,600 a,b	4,007,586
KB Home	237,400 b	3,437,552
Lear	74,900 a	5,068,483
NutriSystem	116,400 b	2,589,900
OfficeMax	340,500 a	6,071,115
Pier 1 Imports	315,300 a	2,506,635
Ruby Tuesday	628,100 a,b	6,758,356
Saks	410,200 a,b	3,765,636
Shuffle Master	406,100 a	3,370,630
Talbots	248,953 a,b	3,744,253
Vitamin Shoppe	200,100	5,126,562
		80,779,138
Consumer Staples--1.6%
SUPERVALU	266,200	3,585,714
TreeHouse Foods	98,600 a	4,545,460
		8,131,174
Energy--5.0%
Brigham Exploration	149,000 a	2,559,820
Exterran Holdings	85,590 a	2,182,545
Gulfport Energy	224,100 a	2,942,433
Helix Energy Solutions Group	288,600 a	3,142,854
Lufkin Industries	51,600	4,114,068

Oil States International	55,400 a,b	2,162,816
Patriot Coal	145,100 a,b	2,418,817
Rex Energy	244,200 a,b	2,551,890
St. Mary Land & Exploration	68,790	2,974,480
		25,049,723
Financial--20.7%
BioMed Realty Trust	327,240 b,c	5,566,352
Brandywine Realty Trust	285,100 c	3,304,309
CNO Financial Group	1,029,700 a	5,776,617
Columbia Banking System	256,500 b	5,727,645
DiamondRock Hospitality	405,700 a	3,708,098
DuPont Fabros Technology	145,200	3,708,408
East West Bancorp	251,000 b	4,267,000
Entertainment Properties Trust	119,570 b,c	4,895,196
Extra Space Storage	107,270 b,c	1,613,341
FelCor Lodging Trust	318,700 a	2,154,412
First Midwest Bancorp	267,940 b	3,716,328
Kite Realty Group Trust	632,700	3,100,230
KKR Financial Holdings	651,800 b,c	5,396,904
MGIC Investment	240,400 a	2,250,144
National Retail Properties	222,500 b,c	4,890,550
Och-Ziff Capital Management Group,
Cl. A	360,000 b	5,169,600
Portfolio Recovery Associates	63,400 a	4,340,364
Post Properties	129,700	3,252,876
ProAssurance	96,455 a	5,677,341
Signature Bank	125,440 a,b	4,746,650
Susquehanna Bancshares	507,100	4,447,267
Umpqua Holdings	227,300 b	2,854,888
Whitney Holding	379,400	4,495,890
Wilmington Trust	155,800 b	2,349,464
Wintrust Financial	147,700 b	5,266,982
		102,676,856
Health Care--12.4%
Biovail	266,500 b	4,000,165
eResearch Technology	375,300 a	2,979,882
ev3	332,400 a,b	6,289,008

Health Net	221,700 a	5,464,905
Healthsouth	177,900 a,b	3,533,094
Healthways	247,800 a	3,513,804
ICON, ADR	99,200 a	2,759,744
Inspire Pharmaceuticals	387,431 a	2,202,545
Integra LifeSciences Holdings	98,800 a	3,892,720
King Pharmaceuticals	220,090 a	1,908,180
Odyssey HealthCare	208,100 a	5,527,136
PAREXEL International	139,700 a,b	3,116,008
Regeneron Pharmaceuticals	113,400 a,b	3,239,838
Salix Pharmaceuticals	131,600 a,b	4,728,388
Savient Pharmaceuticals	414,700 a	4,992,988
STERIS	110,200	3,507,666
		61,656,071
Industrial--18.8%
Actuant, Cl. A	236,000	4,771,920
Acuity Brands	122,600 b	5,042,538
AMR	433,800 a	3,327,246
Atlas Air Worldwide Holdings	48,200 a	2,519,414
Baldor Electric	127,200 b	4,570,296
BE Aerospace	103,100 a	2,796,072
Belden	147,000 b	3,807,300
Cenveo	487,978 a	3,601,278
Con-way	93,600	3,184,272
Gardner Denver	118,700	5,405,598
Healthcare Services Group	190,400 b	3,828,944
Heidrick & Struggles International	89,900 b	2,081,185
Insituform Technologies, Cl. A	117,400 a	2,402,004
Interface, Cl. A	342,300	4,034,005
Knight Transportation	76,600	1,522,808
Manitowoc	191,900	2,289,367
Middleby	46,600 a	2,624,046
Navistar International	49,200 a	2,665,656
RailAmerica	224,300	2,505,431
Simpson Manufacturing	131,400	3,839,508
Teledyne Technologies	85,330 a	3,354,322
Tetra Tech	162,600 a	3,685,329

Titan International	268,700 b	2,840,159
TransDigm Group	59,400	3,133,944
Triumph Group	51,100 b	3,546,851
United Rentals	191,400 a	2,325,510
WABCO Holdings	81,900 a	2,489,760
Watsco	87,500	5,123,125
		93,317,888
Information Technology--18.4%
Arris Group	424,600 a	4,657,862
Blue Coat Systems	179,500 a,b	3,853,865
Brightpoint	492,000 a	3,655,560
Brooks Automation	399,000 a	3,319,680
Concur Technologies	58,480 a,b	2,473,704
DG Fastchannel	92,200 a	3,915,734
Diodes	157,600 a	3,114,176
Itron	39,500 a	2,633,070
JDS Uniphase	307,500 a	3,536,250
Littelfuse	65,300 a	2,360,595
Mellanox Technologies	108,200 a	2,515,650
Microsemi	311,520 a	4,822,330
MKS Instruments	220,100 a	4,371,186
NETGEAR	183,000 a	4,155,930
NetScout Systems	213,100 a	2,883,243
Photronics	742,900 a,b	3,759,074
Plexus	171,270 a,b	5,831,744
Riverbed Technology	127,300 a	3,402,729
Skyworks Solutions	422,490 a,b	6,730,266
Taleo, Cl. A	168,300 a	4,215,915
TiVo	324,100 a,b	2,929,864
Veeco Instruments	131,400 a,b	5,015,538
Websense	166,100 a,b	3,474,812
Wright Express	126,900 a	3,984,660
		91,613,437
Materials--3.8%
Carpenter Technology	67,100	2,610,861
Cytec Industries	102,500	4,379,825
Ferro	570,100 a	5,136,601

RTI International Metals	160,900 a	4,265,459
Solutia	164,900 a	2,498,235
		18,890,981
Utilities--1.0%
Cleco	188,200 b	4,981,654
Total Common Stocks
(cost $461,856,999)		487,096,922

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,687,000)	14,687,000 [d]	14,687,000

Investment of Cash Collateral for
Securities Loaned--18.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $89,493,270)	89,493,270 [d]	89,493,270

Total Investments (cost $566,037,269)	119.0%	591,277,192
Liabilities, Less Cash and Receivables	(19.0%)	(94,334,161)
Net Assets	100.0%	496,943,031

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $84,956,549 and the total market value of the collateral held by the fund is $89,493,270.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $566,037,269.

Net unrealized appreciation on investments was $25,239,923 of which $47,211,165 related to appreciated investment securities and $21,971,242 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	480,337,013	-	-	480,337,013
Equity Securities - Foreign+	6,759,909	-	-	6,759,909
Mutual Funds	104,180,270	-	-	104,180,270

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Core Equity 130/30 Fund
May 31, 2010 (Unaudited)

Common Stocks--128.9%	Shares	Value ($)
Consumer Discretionary--18.5%
Abercrombie & Fitch, Cl. A	27,310 a	978,517
Autoliv	59,840 a	2,842,400
Carnival	26,410 a	956,834
Darden Restaurants	34,870	1,495,923
Dick's Sporting Goods	33,530 a,b	955,940
Home Depot	91,000 a	3,081,260
Johnson Controls	20,570 a	586,862
Macy's	48,510 a	1,077,407
Newell Rubbermaid	246,770 a	4,111,188
News, Cl. A	421,140 a	5,559,048
Nordstrom	48,980 a	1,944,506
Staples	66,110 a	1,422,687
Target	123,930 a	6,757,903
Tiffany & Co.	21,490 a	976,291
Time Warner	91,370 a	2,831,556
		35,578,322
Consumer Staples--16.7%
Clorox	62,010 a	3,895,468
CVS Caremark	66,860 a	2,315,362
Energizer Holdings	50,340 a,b	2,828,605
Kraft Foods, Cl. A	38,860	1,111,396
Kroger	74,470 a	1,499,081
Molson Coors Brewing, Cl. B	14,690 a	602,878
Nestle, ADR	46,910 a	2,117,517
Pactiv	41,190 b	1,177,210
PepsiCo	119,190 a	7,495,859
Philip Morris International	88,534 a	3,906,120
Unilever, ADR	138,490 a	3,744,770
Wal-Mart Stores	27,950	1,413,152
		32,107,418

Energy--10.8%
Alpha Natural Resources	23,480 a,b	900,928
Cameron International	26,960 b	975,952
Chevron	43,300 a	3,198,571
ConocoPhillips	49,090 a	2,545,807
ENSCO, ADR	67,830 a	2,536,842
EOG Resources	15,880	1,664,859
Hess	33,490 a	1,781,668
Newfield Exploration	49,250 a,b	2,563,955
Occidental Petroleum	42,060 a	3,470,371
Valero Energy	66,320 a	1,238,858
		20,877,811
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	8,810	963,550
Financial--13.2%
American Express	50,370 a	2,008,252
Bank of America	318,200 a	5,008,468
Capital One Financial	42,160 a	1,741,208
Franklin Resources	14,110 a	1,384,050
Genworth Financial, Cl. A	114,660 a,b	1,787,549
Goldman Sachs Group	6,360 a	917,494
JPMorgan Chase & Co.	122,320 a	4,841,426
Lincoln National	59,260 a	1,568,020
MetLife	48,050 a	1,945,545
Morgan Stanley	40,190 a	1,089,551
Wells Fargo & Co.	82,910 a	2,378,688
XL Capital, Cl. A	36,270 a	638,715
		25,308,966
Health Care--23.6%
Alexion Pharmaceuticals	37,420 a,b	1,872,123
Allergan	8,700	523,653
AmerisourceBergen	114,890 a	3,593,759
Amgen	28,050 a,b	1,452,429
Amylin Pharmaceuticals	171,710 a,b	2,836,649
Celgene	8,660 a,b	456,902
CIGNA	57,010 a	1,908,125

Covidien	72,380 a	3,068,188
Edwards Lifesciences	10,240 b	517,427
Express Scripts	4,130 b	415,478
Henry Schein	5,020 b	283,178
Hospira	52,070 a,b	2,710,764
Human Genome Sciences	102,940 b	2,548,794
King Pharmaceuticals	185,030 a,b	1,604,210
Lincare Holdings	24,170 a,b	1,131,639
Mednax	16,290 a,b	921,200
Merck & Co.	130,124 a	4,383,878
Myriad Genetics	13,560 b	247,470
Omnicare	15,170 a	380,919
Pfizer	269,840 a	4,109,663
Salix Pharmaceuticals	19,550 a,b	702,432
St. Jude Medical	50,680 a,b	1,892,391
Teva Pharmaceutical Industries,
ADR	15,590 a	854,644
Thermo Fisher Scientific	29,990 a,b	1,561,279
Universal Health Services, Cl. B	54,790 a	2,322,000
Warner Chilcott, Cl. A	20,720 a,b	479,046
WellPoint	23,940 a,b	1,228,122
Zimmer Holdings	26,620 a,b	1,488,857
		45,495,219
Industrial--10.5%
AMR	112,760 a,b	864,869
Caterpillar	23,480	1,426,645
Cummins	20,790 a	1,413,304
Dover	48,510 a	2,177,614
FedEx	18,410	1,537,051
General Electric	84,930 a	1,388,606
Norfolk Southern	68,190 a	3,850,007
Parker Hannifin	14,170	870,888
Raytheon	48,140 a	2,523,017
Stanley Black and Decker	45,360	2,530,634
Textron	77,090 a	1,593,450
		20,176,085
Information Technology--27.8%

Akamai Technologies	9,330 b	370,588
Apple	33,990 a,b	8,740,868
BMC Software	36,340 a,b	1,344,943
Cisco Systems	150,560 a,b	3,486,970
EMC	271,540 a,b	5,056,075
Equinix	12,920 a,b	1,188,769
Google, Cl. A	9,060 a,b	4,395,731
Hewlett-Packard	60,880 a	2,801,089
Informatica	147,760 a,b	3,812,208
International Business Machines	21,230 a	2,659,270
Microsoft	175,660 a	4,532,028
NetFlix	3,500 b	389,025
Oracle	187,890 a	4,240,677
Research In Motion	67,360 a,b	4,088,752
Teradata	90,256 a,b	2,882,777
Tyco International	61,900 a	2,240,161
VMware, Cl. A	21,611 b	1,430,864
		53,660,795
Materials--1.8%
Dow Chemical	41,500 a	1,116,765
E.I. du Pont de Nemours & Co.	64,100 a	2,318,497
		3,435,262
Telecommunication Services--2.4%
AT & T	147,090 a	3,574,287
QUALCOMM	27,530	978,967
		4,553,254
Utilities--3.1%
American Electric Power	34,690 a	1,108,692
Entergy	13,920	1,044,974
PG & E	34,670 a	1,438,805
Public Service Enterprise Group	76,180 a	2,333,393
		5,925,864
Total Common Stocks
(cost $241,162,558)		248,082,546

Other Investment--1.8%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,432,000)	3,432,000 [c]	3,432,000

Total Investments (cost $244,594,558)	130.7%	251,514,546
Liabilities, Less Cash and Receivables	(30.7%)	(59,062,438)
Net Assets	100.0%	192,452,108

ADR - American Depository Receipts

a	Held by a broker as collateral for open short positions.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $244,594,558. Net unrealized appreciation on investments was $8,066,769 of which $18,867,015 related to appreciated investment securities and $10,800,246 related to depreciated investment securities.

STATEMENT OF SECURITIES SOLD SHORT
May 31, 2010 (Unaudited)

Common Stocks--30.0%	Shares	Value ($)
Consumer Discretionary--7.4%
Advance Auto Parts	18,340	949,278
Discovery Communications	39,040 a	1,470,246
Family Dollar Stores	28,790	1,172,905
Genuine Parts	35,020	1,422,162
J.C. Penney	82,170	2,258,853
Polo Ralph Lauren	17,990	1,562,611
Ross Stores	35,940	1,883,256
Tim Hortons	29,030	961,183
Urban Outfitters	72,790 a	2,642,277
		14,322,771
Consumer Staples--5.7%

Avon Products	29,350	777,482
Church & Dwight	31,520	2,074,331
Coca-Cola	18,840	968,376
Constellation Brands, Cl. A	58,800 a	979,608
Flowers Foods	93,620	2,313,350
General Mills	11,920	849,062
Hain Celestial Group	46,350 a	999,306
H.J. Heinz	22,160	979,029
Hormel Foods	24,070	957,986
		10,898,530
Energy--.4%
Baker Hughes	22,190	846,327
Health Care--7.1%
AstraZeneca, ADR	38,810	1,639,723
Auxilium Pharmaceuticals	19,590 a	563,800
Becton, Dickinson & Co.	10,200	727,260
CareFusion	32,700 a	831,234
Charles River Laboratories
International	19,340 a	648,664
Covance	24,640 a	1,300,006
C.R. Bard	12,580	1,018,603
DaVita	6,680 a	423,712
Dentsply International	34,240	1,110,403
Gen-Probe	31,310 a	1,376,388
Haemonetics	18,110 a	976,853
Intuitive Surgical	4,460 a	1,439,554
Techne	14,650	887,058
VCA Antech	29,740 a	775,025
		13,718,283
Information Technology--7.8%
Adobe Systems	24,780 a	794,942
Altera	58,720	1,384,030
Corning	47,230	823,219
International Rectifier	47,610 a	997,906
Linear Technology	49,400	1,381,224
Marvell Technology Group	106,840 a	2,027,823
McAfee	8,430 a	268,074

National Semiconductor	116,260	1,633,453
Nokia, ADR	43,270	437,892
Texas Instruments	44,540	1,087,667
Vishay Intertechnology	104,320 a	944,096
Western Digital	43,640 a	1,519,108
Xilinx	20,180	493,401
Yahoo!	77,650 a	1,191,151
		14,983,986
Materials--1.2%
Alcoa	78,080	908,851
FMC Technologies	15,650 a	910,048
Sigma-Aldrich	7,950	423,576
		2,242,475
Telecommunication Services--.4%
Verizon Communications	24,830	683,322

Total Securities Sold Short (proceeds $58,842,475)	30.0%	57,695,694

ADR-American Depository Receipts
a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic +	230,934,071	-	-	230,934,071
Equity Securities - Foreign +	16,184,925	-	-	16,184,925
Mutual Funds/Exchange Traded Funds	4,395,550	-	-	4,395,550
Liabilities ($)
Investments in Securities Sold, Not Yet	(57,695,694)	-	-	(57,695,694)
Purchased ++

+ See Statement of Investments for industry classification.
++ See Statement of Securities Sold Short for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Focused Equity Opportunities
May 31, 2010 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Consumer Discretionary--14.1%
Costco Wholesale	120,365	7,011,261
Johnson Controls	231,355	6,600,558
Lowe's	269,570	6,671,858
Walt Disney	249,685	8,344,473
		28,628,150
Consumer Staples--5.2%
Avon Products	191,735	5,079,060
Kraft Foods, Cl. A	191,945	5,489,627
		10,568,687
Energy--15.3%
Chevron	85,910	6,346,172
Halliburton	189,385	4,702,429
Occidental Petroleum	77,655	6,407,314
Questar	147,745	6,627,841
Southwestern Energy	181,545 a	6,827,907
		30,911,663
Financial--15.4%
Aflac	129,650	5,743,495
Assured Guaranty	332,300	5,582,640
Invesco	285,260	5,294,425
Morgan Stanley	275,600	7,471,516
U.S. Bancorp	300,285	7,194,829
		31,286,905
Health Care--10.2%
Abbott Laboratories	90,260	4,292,766
Allergan	102,600	6,175,494
Covidien	121,125	5,134,489
Teva Pharmaceutical Industries,
ADR	92,100	5,048,922
		20,651,671

Industrial--7.5%
Caterpillar	113,325	6,885,627
Honeywell International	194,705	8,327,533
		15,213,160
Information Technology--22.0%
Apple	57,476 a	14,780,528
Google, Cl. A	20,065 a	9,735,137
Marvell Technology Group	410,460 a	7,790,531
MasterCard, Cl. A	28,711	5,793,018
Research In Motion	107,685 a	6,536,480
		44,635,694
Materials--6.3%
Air Products & Chemicals	79,540	5,493,032
Cliffs Natural Resources	130,755	7,303,974
		12,797,006
Technology--3.1%
International Game Technology	315,800	6,180,206
Total Common Stocks
(cost $208,262,143)		200,873,142

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,895,000)	2,895,000 [b]	2,895,000

Total Investments (cost $211,157,143)	100.5%	203,768,142
Liabilities, Less Cash and Receivables	(.5%)	(1,007,787)
Net Assets	100.0%	202,760,355

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $211,157,143.

Net unrealized depreciation on investments was $7,389,001 of which $3,954,302 related to appreciated investment securities and $11,343,303 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	189,287,740	-	-	189,287,740
Equity Securities - Foreign+	11,585,402	-	-	11,585,402
Mutual Funds	2,895,000	-	-	2,895,000

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

BNY Mellon Small/Mid Cap Fund

Common Stocks--97.1%	Shares	Value ($)
Consumer Discretionary--22.0%
Abercrombie & Fitch, Cl. A	34,655	1,241,689
American Eagle Outfitters	54,060	708,186
ArvinMeritor	142,295 a	2,068,969
Carter's	36,070 a	1,102,299
Chatham Lodging Trust	75,900 a	1,366,200
Chico's FAS	91,790	1,122,592
FelCor Lodging Trust	120,190 a	812,484
Gymboree	27,910 a	1,244,228
Hertz Global Holdings	131,210 a,b	1,490,546
Interpublic Group of Cos.	153,020 a	1,277,717
KB Home	53,840	779,603
Macy's	80,800	1,794,568
MDC Partners, Cl. A	104,204	1,269,205
Morgans Hotel Group	242,095 a,b	1,838,712
Navistar International	24,810 a	1,344,206
Office Depot	169,430 a	982,694
Photronics	180,340 a	912,520
Quanta Services	76,560 a	1,587,089
Royal Caribbean Cruises	25,230 a	731,670
Saks	145,890 a,b	1,339,270
Sonic Solutions	141,090 a,b	1,677,560
Standard-Pacific	264,155 a,b	1,333,983
Talbots	140,590 a,b	2,114,474
Tenneco	101,890 a	2,257,882
Titan International	135,410 b	1,431,284
United Rentals	115,890 a	1,408,064
Urban Outfitters	36,115 a	1,310,975
Vitamin Shoppe	152,360 a	3,903,463
WABCO Holdings	41,515 a	1,262,056
WMS Industries	17,445 a	808,227

		42,522,415
Consumer Staples--2.2%
Green Mountain Coffee Roasters	40,000 a	946,000
J & J Snack Foods	38,020	1,689,229
McCormick & Co.	21,165	816,334
Watsco	14,645	857,465
		4,309,028
Energy--7.0%
Atmos Energy	35,790	970,625
Brigham Exploration	56,360 a	968,265
Cabot Oil & Gas	28,540	990,053
Cleco	50,600	1,339,382
Complete Production Services	65,800 a	856,058
Exterran Holdings	34,350 a	875,925
Forest Oil	64,610 a	1,721,210
Gulfport Energy	79,030 a	1,037,664
Helix Energy Solutions Group	64,770 a	705,345
New Jersey Resources	27,065	959,454
PetroHawk Energy	47,170 a	907,079
Rex Energy	85,875 a	897,394
Walter Energy	16,000	1,269,280
		13,497,734
Financial--17.7%
Affiliated Managers Group	18,060 a	1,293,999
Arch Capital Group	11,565 a	850,259
Assured Guaranty	63,165	1,061,172
Axis Capital Holdings	30,780	935,712
Brandywine Realty Trust	137,095 c	1,588,931
Centerstate Banks	115,195	1,332,806
Chimera Investment	212,275	836,363
City National	19,440	1,121,299
CNO Financial Group	138,730 a	778,275
Douglas Emmett	82,015	1,269,592
Enstar Group	15,454 a	967,420
Fidelity National Financial, Cl. A	53,070	765,269
First Interstate BancSystem	114,290	1,800,068
First Niagara Financial Group	49,045	647,884

FirstMerit	46,490	866,574
Forest City Enterprises, Cl. A	87,985 a,b	1,166,681
Forestar Group	60,585 a	1,111,735
Host Hotels & Resorts	102,030 c	1,454,948
Huntington Bancshares	326,700	2,012,472
KeyCorp	190,345	1,526,567
KKR Financial Holdings	242,765 b,c	2,010,094
MGIC Investment	97,150 a	909,324
Och-Ziff Capital Management Group,
Cl. A	120,625	1,732,175
SCBT Financial	25,110	898,687
SunTrust Banks	49,710	1,339,685
SVB Financial Group	25,240 a	1,132,266
Thomas Properties Group	177,100	731,423
Webster Financial	69,320	1,327,478
Zions Bancorporation	33,850	810,708
		34,279,866
Health Care--12.4%
Alexion Pharmaceuticals	27,880 a	1,394,836
Alliance Healthcare Service	227,740 a	1,266,234
Emergent Biosolutions	82,530 a	1,299,848
ev3	77,700 a	1,470,084
Health Net	70,000 a	1,725,500
Healthcare Services Group	39,430	792,937
Healthsouth	59,120 a	1,174,123
Human Genome Sciences	45,110 a	1,116,924
ICON, ADR	47,760 a	1,328,683
Inspire Pharmaceuticals	260,140 a	1,478,896
Lincare Holdings	23,255 a	1,088,799
MAP Pharmaceuticals	107,990 a,b	1,611,211
Odyssey HealthCare	54,640 a	1,451,238
Salix Pharmaceuticals	47,270 a	1,698,411
Savient Pharmaceuticals	235,110 a	2,830,724
ViroPharma	144,690 a	1,760,877
Volcano	24,195 a	536,887
		24,026,212
Industrials--13.6%

Advanced Energy Industries	116,380 a	1,438,457
Aircastle	163,930	1,614,710
AMETEK	27,945	1,134,567
AMR	128,260 a	983,754
BE Aerospace	40,110 a	1,087,783
Cenveo	421,575 a	3,111,224
China Digital TV Holding, ADR	196,070 a,b	1,156,813
Cooper Industries	19,010	892,900
Cummins	12,395	842,612
Goodrich	12,655	878,257
Heidrick & Struggles International	28,255	654,103
JB Hunt Transport Services	26,065	900,024
Kansas City Southern	34,455 a	1,315,147
KBR	36,635	805,237
KVH Industries	106,610 a	1,390,194
Manitowoc	84,120	1,003,552
Manpower	17,090	781,184
Middleby	16,605 a	935,028
Roper Industries	23,265	1,349,835
Tetra Tech	35,440 a	803,248
Toll Brothers	58,970 a	1,242,498
TransDigm Group	19,360	1,021,434
UAL	45,900 a,b	918,459
		26,261,020
Information Technology--13.2%
Acme Packet	43,740 a	1,282,019
American Superconductor	50,790 a,b	1,557,221
ArcSight	73,460 a	1,591,144
Blue Coat Systems	45,000 a	966,150
Cavium Networks	36,000 a	956,880
Ceva	87,205 a	1,013,322
Equinix	8,570 a	788,526
F5 Networks	25,240 a	1,775,129
Fortinet	87,470 a,b	1,427,510
Itron	13,480 a	898,577
NutriSystem	98,380	2,188,955
ON Semiconductor	122,725 a	897,120

OPNET Technologies	105,285	1,687,719
Rackspace Hosting	32,140 a	565,664
Riverbed Technology	27,665 a	739,485
Rovi	40,680 a	1,518,991
TiVo	101,950 a	921,628
Varian Semiconductor Equipment
Associates	40,560 a	1,261,010
Vishay Intertechnology	111,060 a	1,005,093
Websense	57,060 a	1,193,695
Xyratex	78,960 a	1,281,521
		25,517,359
Materials--4.0%
Cliffs Natural Resources	16,440	918,338
Cytec Industries	22,295	952,665
Ferro	141,745 a	1,277,122
Globe Specialty Metals	104,585 a	1,220,507
Interface, Cl. A	88,890	1,047,569
Louisiana-Pacific	104,545 a	888,633
Temple-Inland	66,940	1,414,442
		7,719,276
Telecommunication Services--1.8%
Aruba Networks	95,960 a,b	1,285,864
Ciena	75,780 a,b	1,179,895
SBA Communications, Cl. A	34,340 a	1,134,250
		3,600,009
Utilities--3.2%
DPL	49,190	1,231,718
EnerNOC	78,270 a,b	2,199,387
ITC Holdings	26,460	1,394,707
Pepco Holdings	83,515	1,347,097
		6,172,909
Total Common Stocks
(cost $185,159,903)		187,905,828

Other Investment--3.1%
Registered Investment Company;
Dreyfus Institutional Preferred

Plus Money Market Fund
(cost $5,939,000)	5,939,000 [d]	5,939,000
Investment of Cash Collateral for
Securities Loaned--8.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $15,575,031)	15,575,031 [d]	15,575,031
Total Investments (cost $206,673,934)	108.3%	209,419,859
Liabilities, Less Cash and Receivables	(8.3%)	(15,976,871)
Net Assets	100.0%	193,442,988

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is $14,754,966 and the total market value of the collateral held by the fund is $15,575,031.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $206,673,934. Net unrealized appreciation on investments was $2,745,925 of which $11,347,069 related to appreciated investment securities and $8,601,144 related to depreciated investment securities.

100-291-91

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	184,151,127	-	-	184,151,127
Equity Securities - Foreign+	3,754,701	-	-	3,754,701
Mutual Funds	21,514,031	-	-	21,514,031

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Fund
May 31, 2010 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)
Australia--6.1%
AGL Energy	152,900	1,743,525
Atlas Iron	787,740 a	1,361,771
BHP Billiton	101,820	3,307,396
BlueScope Steel	1,156,840	2,236,539
Commonwealth Bank of Australia	102,640	4,497,488
Foster's Group	1,489,374	6,943,313
Incitec Pivot	328,549	828,137
Insurance Australia Group	1,861,811	5,731,622
Macquarie Group	50,510	1,862,760
National Australia Bank	541,679	11,311,780
Nufarm	1,259,163 a	6,358,499
Primary Health Care	1,280,166	3,994,752
Qantas Airways	1,402,760 a	2,889,979
QBE Insurance Group	95,680	1,579,202
Stockland	868,610	2,822,614
Westfield Group	323,968	3,490,676
Westpac Banking	76,501	1,502,301
		62,462,354
Austria--.3%
Erste Group Bank	77,861	2,788,052
Denmark--.3%
Carlsberg, Cl. B	39,110	2,967,946
Finland--2.2%
Fortum	101,590	2,296,340
Nokia	1,400,799	14,267,556
Sampo, Cl. A	156,490	3,312,618
UPM-Kymmene	197,753	2,535,917
		22,412,431
France--12.0%
Alstom	121,560	5,798,303
Atos Origin	42,110 a	1,848,675
BNP Paribas	91,260	5,260,133
Carrefour	149,146	6,188,031
Credit Agricole	339,025	3,708,931
Danone	105,655	5,439,631
France Telecom	514,133	9,832,817
GDF Suez	300,203	9,425,321
Lagardere	91,730	2,934,595
Legrand	43,670	1,285,610
Peugeot	90,720 a	2,175,877
Rhodia	138,610	2,383,874

Sanofi-Aventis	331,562	19,942,952
Societe Generale	182,462	7,959,902
Technip	28,700	1,876,823
Total	461,042	21,575,453
Valeo	94,680 a	2,645,556
Vallourec	12,200	2,268,880
Vinci	71,020	3,206,315
Vivendi	309,295	6,733,211
		122,490,890
Germany--6.6%
Allianz	41,571	4,159,141
BASF	41,430	2,178,519
Bayer	125,984	7,049,013
Daimler	95,990 a	4,747,082
Deutsche Lufthansa	222,286 a	2,954,175
Deutsche Telekom	406,820	4,569,923
E.ON	349,310	10,645,618
HeidelbergCement	40,470	2,143,932
Lanxess	37,510	1,522,218
Metro	93,520	4,904,377
Muenchener Rueckversicherungs	46,190	5,858,064
RWE	99,533	7,177,027
SAP	62,340	2,653,791
Siemens	49,210	4,435,482
Stada Arzneimittel	53,650	1,921,103
		66,919,465
Greece--.2%
Bank of Cyprus Public	249,520	1,169,673
Public Power	86,490 a	1,356,415
		2,526,088
Hong Kong--2.7%
BOC Hong Kong Holdings	709,600	1,588,196
Esprit Holdings	854,837	4,832,627
Hang Seng Bank	787,300	10,550,340
Hongkong Land Holdings	798,000	3,798,480
Hutchison Whampoa	989,700	6,158,824
NWS Holdings	116,000	200,876
		27,129,343
Ireland--.4%
CRH	105,325	2,365,256
Dragon Oil	252,800 a	1,504,392
		3,869,648
Israel--.2%
Teva Pharmaceutical Industries, ADR	45,440	2,491,021
Italy--3.4%
Banco Popolare	358,630	1,974,908
Buzzi Unicem	239,140	2,652,872

Enel	403,790	1,858,157
ENI	417,534	7,864,949
Finmeccanica	654,153	6,819,278
Saras	2,582,968 a	5,191,927
Terna Rete Elettrica Nazionale	360,930	1,350,885
UniCredit	1,756,990	3,693,366
Unipol Gruppo Finanziario	3,960,437	3,353,419
		34,759,761
Japan--24.1%
Asahi Kasei	467,000	2,405,572
Astellas Pharma	115,400	3,640,389
Bridgestone	342,000	5,523,797
Canon	120,900	4,952,558
Central Japan Railway	551	4,363,288
Chuo Mitsui Trust Holdings	2,286,860	8,045,165
Credit Saison	220,600	2,494,817
Daihatsu Motor	237,000	2,139,501
Daito Trust Construction	43,100	2,169,149
Daiwa House Industry	545,890	5,236,816
East Japan Railway	115,000	7,301,805
Fujitsu	734,000	4,697,992
Hino Motors	427,000	2,127,616
Hitachi	1,230,000	5,104,899
Honda Motor	152,300	4,625,990
INPEX	408	2,547,551
JS Group	120,700	2,315,364
Kaneka	340,000	2,079,737
Kao	80,300	1,705,957
KDDI	1,619	7,390,945
Keihin	209,000	3,810,355
Lawson	48,600	2,046,783
Makita	87,500	2,396,067
Matsumotokiyoshi Holdings	191,600	3,841,072
Medipal Holdings	82,500	947,621
Miraca Holdings	64,600	1,894,460
Mitsubishi	229,400	5,178,878
Mitsubishi Chemical Holdings	707,500	3,317,190
Mitsubishi Gas Chemical	745,000	4,032,528
Mitsubishi UFJ Financial Group	2,801,400	13,608,292
Murata Manufacturing	34,470	1,678,663
NEC	917,000	2,539,611
Nintendo	6,220	1,806,737
Nippon Express	605,000	2,656,530
Nomura Holdings	1,025,900	6,375,779
Panasonic	391,800	4,983,823
Rengo	693,000	4,027,934
Ricoh	147,800	2,112,718

Ryohin Keikaku	94,200	3,842,649
Sankyo	172,000	7,437,879
Secom	133,100	5,720,915
Seven & I Holdings	490,000	11,245,261
Shimachu	134,500	2,518,506
Shimizu	1,108,000	3,784,333
Shin-Etsu Chemical	73,600	3,710,960
SMC	31,800	4,067,886
Softbank	86,200	2,074,170
Sumitomo	329,900	3,577,879
Sumitomo Mitsui Financial Group	415,200	12,341,607
Sumitomo Trust & Banking	240,000	1,281,290
Tokai Rika	78,200	1,559,479
Tokyo Electron	26,700	1,561,301
Tokyo Gas	952,830	4,156,931
Tokyo Steel Manufacturing	482,100	5,321,254
Toyo Suisan Kaisha	163,000	3,556,901
Toyoda Gosei	141,800	3,616,125
Toyota Motor	236,600	8,669,303
Ushio	195,800	3,036,262
Yahoo! Japan	6,038	2,105,172
Yamada Denki	25,180	1,756,003
		245,066,015
Luxembourg--.7%
ArcelorMittal	72,900	2,211,422
L'Occitane International	1,020,500 a	2,075,726
Millicom International Cellular, SDR	28,760	2,307,672
		6,594,820
Netherlands--3.4%
Aegon	802,532 a	4,570,562
European Aeronautic Defence and Space	345,612	6,821,903
ING Groep	410,370 a	3,255,162
Koninklijke Ahold	155,200	1,956,903
Koninklijke Philips Electronics	104,770	3,138,986
Koninklijke Vopak	56,920	2,169,861
Royal Dutch Shell, Cl. A	223,641	5,857,918
STMicroelectronics	181,050	1,424,583
TNT	153,070	3,865,727
Unilever	69,700	1,909,074
		34,970,679
Norway--1.0%
DNB NOR	169,600	1,700,824
Norsk Hydro	395,486	2,402,224
Petroleum Geo-Services	232,400	2,361,064
Telenor	308,600	3,813,166
		10,277,278
Singapore--1.6%

DBS Group Holdings	1,183,266	11,608,521
United Overseas Bank	327,000	4,227,020
		15,835,541
Spain--2.6%
Amadeus IT Holding, Cl. A	145,640	2,208,995
Banco Bilbao Vizcaya Argentaria	345,880	3,660,836
Banco Santander	618,540	6,375,918
Gamesa Tecnologica	442,620	4,289,867
Grifols	480,943	5,481,062
Iberdrola	637,106	4,268,743
		26,285,421
Sweden--1.3%
Electrolux, Ser. B	150,040	3,344,180
Investor, Cl. B	278,390	4,492,363
Telefonaktiebolaget LM Ericsson, Cl. B	546,947	5,520,636
		13,357,179
Switzerland--6.8%
Adecco	59,590	2,889,025
Clariant	188,933	2,208,456
Credit Suisse Group	114,950	4,477,219
Lonza Group	27,291	1,792,796
Nestle	224,413	10,163,632
Novartis	391,302	17,755,767
Petroplus Holdings	171,100 a	2,466,426
Roche Holding	110,105	15,130,889
Sulzer	26,412	2,205,557
UBS	413,924 a	5,509,703
Zurich Financial Services	20,590	4,204,325
		68,803,795
United Kingdom--21.3%
Anglo American	359,987 a	13,853,062
Aviva	243,690	1,127,369
BAE Systems	1,094,731	5,108,819
Barclays	704,980	3,110,521
Berkeley Group Holdings	281,650 a	3,262,544
BP	2,254,212	16,130,155
British American Tobacco	197,190	5,824,532
BT Group	1,676,930	3,079,873
Centrica	1,834,385	7,289,896
Compass Group	347,940	2,694,498
Cookson Group	521,071 a	3,577,847
Drax Group	969,740	4,706,427
GlaxoSmithKline	1,231,613	20,607,330
Home Retail Group	1,035,300	3,772,948
HSBC Holdings	2,315,397	21,021,363
IMI	387,680	3,672,221
Imperial Tobacco Group	103,270	2,688,195

J Sainsbury	638,840	2,993,307
Kingfisher	1,057,960	3,422,546
Legal & General Group	1,253,240	1,432,683
Lonmin	29,387 a	715,668
Old Mutual	1,356,550	2,236,427
QinetiQ Group	1,767,078	3,309,326
Reed Elsevier	544,463	3,792,005
Resolution	6,335,084	5,698,452
Rexam	994,242	4,520,524
Rio Tinto	125,650	5,794,702
Rolls-Royce Group	143,190 a	1,220,705
Royal Dutch Shell, Cl. A	557,315	14,692,696
Royal Dutch Shell, Cl. B	238,240	6,034,467
Smith & Nephew	202,340	1,833,230
Thomas Cook Group	1,608,780	4,832,226
Unilever	578,040	15,615,247
Vodafone Group	6,111,717	12,210,353
Wellstream Holdings	301,490	2,360,943
WPP	281,240	2,668,057
		216,911,164
United States--.1%
iShares MSCI EAFE Index Fund	30,650	1,481,008
Total Common Stocks
(cost $1,096,200,739)		990,399,899

Preferred Stocks--.3%
Germany
Volkswagen
(cost $2,791,251)	32,888	2,832,347

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $12,000,000)	12,000,000 [b]	12,000,000

Total Investments (cost $1,110,991,990)	98.8%	1,005,232,246
Cash and Receivables (Net)	1.2%	12,125,784
Net Assets	100.0%	1,017,358,030

ADR - American Depository Receipts
SDR- Swedish Depository Recepits
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,110,991,990. Net unrealized depreciation on investments was $105,759,744 of which $54,730,720 related to appreciated investment securities and $160,490,464 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.5
Consumer Discretionary	10.7
Energy	8.9
Health Care	10.3
Industrial	13.0
Consumer Staples	9.0
Materials	8.5
Utilities	5.4
Telecommunication Services	4.6
Information Technology	4.6
Money Market Investments	1.2
Exchange Traded Funds	.1
98.7

† Based on net assets.

See notes to financial statements.

At May 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring 6/1/2010	753,518	929,539	924,675	(4,864)
Japanese Yen,
Expiring 6/1/2010	17,954,746	197,435	197,500	65

Sales:		Proceeds ($)
Japanese Yen,
Expiring 6/1/2010	65,627,403	723,885	721,894	1,991
Swiss Franc,
Expiring 6/1/2010	3,693,977	3,170,252	3,186,661	(16,409)

Gross Unrealized Appreciation				2,056
Gross Unrealized Depreciation				(21,273)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	642,980,739	348,770,499 ++	-	991,751,238
Mutual Funds/Exchange Traded Funds	13,481,008	-	-	13,481,008
Other Financial Instruments:+++
Forward Foreign Currency Exchange Contracts	-	2,056	-	2,056
Liabilities ($)
Other Financial Instruments:+++
Forward Foreign Currency Exchange Contracts	-	(21,273)	-	(21,273)

+ See Statement of Investments for country and industry classification.
++To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
+++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Emerging Markets Fund
May 31, 2010 (Unaudited)

Common Stocks--88.9%	Shares	Value ($)
Brazil--9.0%
Banco do Brasil	482,100	6,879,740
Banco Santander Brasil, ADR	908,350	9,465,007
Centrais Eletricas Brasileiras	110,603	1,377,775
Cia de Saneamento Basico do Estado de Sao Paulo	101,508	1,907,908
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	7,420	280,624
Cia de Saneamento de Minas Gerais - Copasa	384,800	4,984,319
Cia Energetica de Minas Gerais, ADR	124,892	1,794,698
Cielo	419,300	3,552,234
Empresa Brasileira de Aeronautica, ADR	265,820	5,789,560
Fleury	592,400	5,821,961
Gafisa	963,300	5,707,854
Grendene	688,110	2,787,713
Itau Unibanco Holding, ADS	127,510 a,b,c	2,347,459
Itau Unibanco Holding, ADR	471,684	8,683,702
JBS	1,219,100	4,824,659
Marfrig Alimentos	489,200	4,583,933
Obrascon Huarte Lain Brasil	135,100	2,956,302
Petroleo Brasileiro, ADR	238,890	8,509,262
Petroleo Brasileiro (Preferred), ADR	518,410	16,055,158
Porto Seguro	523,700	5,340,196
Redecard	339,900	5,043,466
Rossi Residencial	1,000,900	7,381,586
Tele Norte Leste Participacoes, ADR	374,108	5,779,969
Totvs	115,900	8,240,926
Tractebel Energia	161,210	1,807,365
Vale, ADR	607,510	16,518,197
		148,421,573
Chile--.5%
Lan Airlines, ADR	412,480	7,672,128
China--10.7%
Asia Cement China Holdings	7,022,000	3,248,268

Bank of China, Cl. H	19,529,000	9,710,564
Beijing Capital International Airport, Cl. H	5,602,000	3,040,232
Bosideng International Holdings	4,344,000	1,009,932
China Communications Services, Cl. H	7,470,000	3,292,403
China Construction Bank, Cl. H	27,023,990	21,632,564
China Life Insurance, Cl. H	2,291,000	9,968,295
China Petroleum & Chemical, ADR	44,920	3,533,407
China Petroleum & Chemical, Cl. H	15,944,000	12,571,347
China Railway Construction, Cl. H	7,349,500	8,425,310
Fuqi International	186,280 a	1,723,090
Great Wall Motor, Cl. H	5,187,500	8,539,743
Harbin Power Equipment, Cl. H	4,420,000	3,209,220
Huaneng Power International, ADR	52,940	1,162,033
Huaneng Power International, Cl. H	6,438,200	3,603,081
Industrial & Commercial Bank of China, Cl. H	20,077,000	14,768,914
Lumena Resources	10,984,000	2,750,536
Maanshan Iron and Steel, Cl. H	10,962,000	5,285,145
PetroChina, ADR	51,850	5,563,505
PetroChina, Cl. H	9,584,000	10,302,395
Renhe Commercial Holdings	26,872,000	5,808,044
Shandong Chenming Paper, Cl. H	4,904,000	3,635,716
Sinotrans, Cl. H	17,813,600	3,971,672
Soho China	7,191,000	3,804,863
Sohu.com	50,590 a	2,236,078
TPV Technology	2,659,680	1,587,849
Weichai Power, Cl. H	1,085,000	7,901,194
Weiqiao Textile, Cl. H	5,978,900	3,675,992
Yanzhou Coal Mining, Cl. H	3,076,000	7,194,922
Zhejiang Expressway, Cl. H	3,978,000	3,645,629
		176,801,943
Czech Republic--.1%
Central European Media Enterprises, Cl. A	96,714 a	2,448,798
Hong Kong--6.0%
BYD Electronic International	998,500	612,587
China Agri-Industries Holdings	6,997,519	7,913,432
China Mobile	3,592,400	33,454,878
China Mobile, ADR	225,840	10,517,369

China Power International Development	19,549,920	4,228,822
China Unicom Hong Kong	1,440,514	1,748,800
CNOOC	7,089,000	11,096,815
Cosco Pacific	4,537,013	5,493,155
Denway Motors	17,778,700	7,021,530
Global Bio-Chem Technology Group	14,812,800 a	2,853,136
Hutchison Whampoa	694,000	4,318,706
NWS Holdings	3,012,871	5,217,349
Tianjin Development Holdings	9,395,000	5,141,163
		99,617,742
Hungary--.6%
MOL Hungarian Oil and Gas	31,320 a	2,501,044
OTP Bank	303,840 a	7,827,868
		10,328,912
India--9.0%
Apollo Tyres	2,870,990	4,292,447
Balrampur Chini Mills	2,231,350	3,876,364
Bank of Baroda	466,310	6,858,382
Bank of India	1,006,880	7,022,059
Bharat Petroleum	123,348	1,444,939
Bharti Airtel	1,991,630	11,186,824
Canara Bank	472,600	3,996,467
Chambal Fertilizers & Chemicals	4,209,870	5,133,909
Glenmark Pharmaceuticals	794,360	4,492,818
Grasim Industries	62,982	2,505,420
Hindustan Petroleum	436,023	3,301,990
India Cements	3,082,205	7,248,305
Indian Bank	715,355	3,278,593
Jet Airways India	95,016 a	1,005,523
Mahanagar Telephone Nigam	1,705,396	2,040,765
Mahanagar Telephone Nigam, ADR	274,750	656,652
NMDC	527,090	3,007,812
Oil & Natural Gas	259,438	6,281,616
Oriental Bank Of Commerce	927,856	6,476,192
Patni Computer Systems, ADR	186,650	4,910,762
Reliance Industries	484,432	10,675,463
Rolta India	1,296,540	4,519,178

Samruddhi Cement	62,982 a,c	726,692
SpiceJet	4,251,390 a	4,914,511
State Bank of India	31,210	1,500,189
State Bank of India, GDR	98,340 b	9,514,395
Tata Consultancy Services	772,090	12,389,845
Tata Motors	529,040	8,485,654
Tata Steel	375,740	3,951,995
Union Bank of India	437,917	2,704,041
		148,399,802
Indonesia--1.8%
Astra International	1,665,500	7,493,738
Bank Mandiri	7,522,500	4,146,567
Indofood Sukses Makmur	17,113,500	6,663,315
Indosat	4,489,000	2,470,195
International Nickel Indonesia	7,546,500	3,156,979
Medco Energi Internasional	9,012,496	2,625,855
Telekomunikasi Indonesia	3,584,900	2,948,152
		29,504,801
Israel--.6%
Bank Hapoalim	173,150 a	657,001
Bank Leumi Le-Israel	669,830 a	2,754,278
Makhteshim-Agan Industries	838,540	3,000,631
Teva Pharmaceutical Industries, ADR	54,760	3,001,943
		9,413,853
Malaysia--2.1%
Gamuda	5,165,600	4,344,036
Genting Malaysia	9,850,960	7,949,841
Hong Leong Bank	1,076,500	2,764,270
Malayan Banking	5,120,402	11,109,903
Tenaga Nasional	3,345,910	8,355,896
		34,523,946
Mexico--2.4%
America Movil, ADR, Ser. L	361,620	17,119,091
Consorcio ARA	3,395,900	2,089,097
Desarrolladora Homex, ADR	176,460 a	4,651,486
Embotelladoras Arca	1,358,240	4,661,297
Fomento Economico Mexicano, ADR	134,090	5,655,916

Grupo Continental	1,381,390	3,527,499
Grupo Simec, Ser. B	165,900 a	409,390
Industrias CH, Ser. B	419,500 a	1,496,475
		39,610,251
Philippines--.1%
Bank of the Philippine Islands	1,385,961	1,326,956
Union Bank of the Philippines	801,100	690,553
		2,017,509
Poland--1.1%
Asseco Poland	226,103	3,935,359
Bank Pekao	17,250	863,382
Getin Holding	1,250,860 a	3,831,619
KGHM Polska Miedz	196,850	5,781,352
Powszechny Zaklad Ubezpieczen	9,560	1,005,832
Telekomunikacja Polska	710,740	3,328,723
		18,746,267
Russia--6.0%
Gazprom, ADR	2,024,740	41,810,881
LUKOIL, ADR	536,810	25,981,604
Magnitogorsk Iron & Steel Works, GDR	502,670 b,c	5,288,088
MMC Norilsk Nickel, ADR	906,253	14,862,549
VimpelCom, ADR	674,310 a	10,485,521
		98,428,643
South Africa--7.7%
African Rainbow Minerals	250,950	5,744,678
Anglo Platinum	26,381 a	2,668,989
AngloGold Ashanti, ADR	94,717	3,970,537
ArcelorMittal South Africa	337,918 a	3,556,119
Aveng	1,644,821	7,846,495
Barloworld	576,850	3,468,234
Bidvest Group	388,070 a	6,676,479
FirstRand	4,417,204	11,390,238
Gold Fields	408,940	5,622,185
Gold Fields, ADR	101,510	1,395,762
JD Group	982,648	5,287,502
Metropolitan Holdings	2,426,441	5,107,625
MTN Group	1,906,459	26,724,537

Murray & Roberts Holdings	1,361,230	7,396,237
Nampak	2,251,863	5,377,097
Nedbank Group	19,745	350,687
Sappi	914,757 a	3,472,009
Sasol	195,883	7,099,825
Sasol, ADR	50,290	1,810,440
Standard Bank Group	625,074	8,795,114
Telkom	515,480	2,514,669
		126,275,458
South Korea--15.1%
Busan Bank	692,330	6,049,343
Chong Kun Dang Pharmaceutical	143,210	1,933,734
CJ Cheiljedang	11,801	2,094,335
Daegu Bank	520,090	5,957,253
Daehan Steel	220,730	1,653,334
Hana Financial Group	199,360	5,012,153
Honam Petrochemical	36,110	3,785,892
Hyosung	87,764	4,650,701
Hyundai Development	223,810	4,310,075
Hyundai Mobis	92,617	15,180,810
Jinro	79,930	2,104,046
Kangwon Land	426,480	6,001,159
KB Financial Group	202,468	8,279,205
KB Financial Group, ADR	38,490	1,538,830
Korea Electric Power	417,615 a	11,345,720
Korean Reinsurance	610,966	4,525,991
KT	187,510	6,904,269
KT & G	125,560	6,070,692
KT, ADR	195,470	3,637,697
Kukdo Chemical	79,030	2,073,479
LG Electronics	48,107	4,075,452
Lotte Chilsung Beverage	935	615,477
Lotte Shopping	9,593	2,522,081
Nong Shim	22,023	4,151,581
OCI	24,229	3,951,924
POSCO	45,843	17,877,468
POSCO, ADR	41,420	3,991,645

S-Oil	102,036	4,340,558
Samsung Electronics	81,143	52,448,882
Samsung Fire & Marine Insurance	34,233	5,100,808
Shinhan Financial Group	378,593	13,353,003
Shinsegae	6,781	2,655,935
SK Telecom	17,757	2,365,956
SK Telecom, ADR	342,280	5,322,454
Tong Yang Life Insurance	573,310	5,816,206
Woori Finance Holdings	293,740	3,764,226
Youngone	496,688	3,769,268
Youngone Holdings	155,572	4,085,622
Yuhan	47,310	5,692,308
		249,009,572
Taiwan--9.6%
Advanced Semiconductor Engineering	5,051,000	4,213,506
Asia Cement	7,331,920	6,272,133
Asustek Computer	385,975 c	3,888,308
AU Optronics	549,000	532,989
AU Optronics, ADR	405,440	3,940,877
Catcher Technology	2,074,000	5,014,424
Chang Hwa Commercial Bank	9,736,000	3,849,003
China Steel	2,693,111	2,542,438
Chinatrust Financial Holding	10,280,375	5,219,356
CTCI	6,826,000	6,910,465
First Financial Holding	14,334,792	7,334,236
Fubon Financial Holding	4,922,000 a	5,565,484
HON HAI Precision Industry	4,131,400	16,290,938
HTC	402,000	5,432,352
Lite-On Technology	3,968,874	4,483,404
Mega Financial Holding	2,625,000	1,372,799
Nan Ya Printed Circuit Board	724,970	3,035,360
Pegatron	1,038,857 a,c	0
Powertech Technology	2,353,250	6,991,962
Quanta Computer	5,882,000	10,545,282
SinoPac Financial Holdings	16,937,225 a	5,022,620
Taishin Financial Holdings	12,802,725 a	4,468,959
Taiwan Semiconductor Manufacturing	6,170,517	11,269,007

Taiwan Semiconductor Manufacturing, ADR	1,968,027	19,188,263
Tatung	25,278,000 a	4,581,526
Transcend Information	789,380	2,060,520
United Microelectronics	13,820,397 a	6,155,694
United Microelectronics, ADR	504,000 a	1,668,240
		157,850,145
Thailand--2.7%
Asian Property Development	14,040,400	1,960,867
Bangchak Petroleum	9,434,100	3,904,132
Bangkok Bank	2,966,800	10,301,568
Banpu	310,300	5,122,839
Charoen Pokphand Foods	10,534,000	5,159,433
Kasikornbank	4,242,100	10,955,019
Krung Thai Bank	5,968,100	1,862,262
PTT	570,000	4,209,718
Thai Union Frozen Products	591,000	703,673
		44,179,511
Turkey--2.9%
Anadolu Efes Biracilik ve Malt Sanayii	71,050 d	806,305
Arcelik	1,099,490	4,731,627
Asya Katilim Bankasi	2,644,610	5,766,379
Haci Omer Sabanci Holding	1,286,954	5,374,274
KOC Holding	1,599,860 d	5,558,965
Turk Sise ve Cam Fabrikalari	1,900,537 a,d	2,205,277
Turkcell Iletisim Hizmet	507,020	2,763,800
Turkcell Iletisim Hizmet, ADR	215,240	2,901,435
Turkiye Halk Bankasi	690,730	4,623,950
Turkiye Is Bankasi, Cl. C	3,893,776	12,114,521
		46,846,533
United Kingdom--.4%
African Barrick Gold	439,370	3,952,163
JKX Oil & Gas	579,931	1,965,001
		5,917,164
United States--.5%
iShares MSCI Emerging Markets Index Fund	224,970	8,571,357
Total Common Stocks
(cost $1,396,451,190)		1,464,585,908

Preferred Stocks--7.9%
Brazil
Banco Bradesco	378,960	6,161,951
Bradespar	340,400	6,820,196
Braskem, Cl. A	918,200 a	5,384,951
Cia de Bebidas das Americas	85,200	8,148,299
Cia de Tecidos do Norte de Minas - Coteminas	721,960	1,750,930
Cia Energetica de Minas Gerais	473,058	6,701,166
Cia Paranaense de Energia, Cl. B	637,200	11,734,244
Itau Unibanco Holding	664,435	12,305,369
Petroleo Brasileiro	2,054,000	31,926,581
Tele Norte Leste Participacoes	289,800	4,525,305
Usinas Siderurgicas de Minas Gerais, Cl. A	219,050	5,469,458
Vale, Cl. A	868,100	20,072,644
Vivo Participacoes	311,800	8,507,152
Total Preferred Stocks
(cost $111,320,708)		129,508,246

Other Investment--1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $18,800,000)	18,800,000 [e]	18,800,000

Investment of Cash Collateral for Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $3,924,021)	3,924,021 [e]	3,924,021

Total Investments (cost $1,530,495,919)	98.2%	1,616,818,175
Cash and Receivables (Net)	1.8%	29,866,053
Net Assets	100.0%	1,646,684,228

ADR - American Depository Receipts
ADS - American Depository Shares
GDR - Global Depository Receipts
a Non-income producing security.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $17,149,942 or 1.0% of net assets.
c	The valuation of these securities has been determined in good faith under the direction of the Board of Directors.
At period end, the value of these securities amounted to $12,250,547 or .7% of net assets.
d	Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is
$3,638,261 and the total market value of the collateral held by the fund is $3,924,021.
e	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,530,495,919.

Net unrealized appreciation on investments was $86,322,256 of which $174,985,574 related to appreciated investment securities and $88,663,318 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	22.2
Energy	13.9
Materials	12.7
Information Technology	12.4
Telecommunication Services	10.4
Consumer Discretionary	7.6
Industrial	7.3
Consumer Staples	5.0
Utilities	3.6
Health Care	1.3
Money Market Investments	1.3
Exchange Traded Funds	.5
98.2

† Based on net assets.

See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
			Significant
	Level 1 -Unadjusted Level 2 - Other Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	715,087,576	870,435,221 ++	-	1,585,522,797
Mutual Funds/Exchange Traded Funds	31,295,378	-	-	31,295,378

+ See Statement of Investments for country and industry classification.
++To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended

May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon International Appreciation Fund
May 31, 2010 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Consumer Discretionary--10.4%
Adidas, ADR	11,075	274,882
Bridgestone, ADR	14,362	463,175
British Sky Broadcasting Group,
ADR	13,695	450,976
Casio Computer, ADR	4,290	290,120
Compass Group, ADR	42,121	326,438
Daimler	31,607 a	1,554,748
Denso, ADR	5,786	620,028
Electrolux, Cl. B, ADR	12,867	575,284
Fiat, ADR	39,395	427,042
Hennes & Mauritz, ADR	69,203	770,921
Honda Motor, ADR	57,648	1,751,923
Intercontinental Hotels Group, ADR	25,633	404,489
Kingfisher, ADR	66,928	426,331
LVMH Moet Hennessy Louis Vuitton,
ADR	38,319	808,914
Marks & Spencer Group, ADR	43,055	431,842
Marui Group, ADR	32,401	453,290
Mediaset, ADR	21,720	406,164
Nissan Motor, ADR	54,662 a	789,319
Panasonic, ADR	59,420	758,199
Pearson, ADR	21,712	298,757
Peugeot, ADR	12,756	307,445
Publicis Groupe, ADR	42,032	870,062
Reed Elsevier, ADR	10,831	303,160
Sega Sammy Holdings, ADR	136,084	419,139
Sharp, ADR	42,418	455,994
Sodexo, ADR	26,462	1,501,719
Sony, ADR	35,522	1,093,367
Sumitomo Electric Industries, ADR	3,702	440,869

Television Broadcasts, ADR	49,737	428,733
Toyota Motor, ADR	40,448	2,926,008
Vivendi, ADR	24,593	532,438
Volkswagen, ADR	15,442	263,286
Wolters Kluwer, ADR	11,972	221,482
WPP, ADR	8,629	405,390
		22,451,934
Consumer Staples--10.0%
Aeon, ADR	79,968 a	814,074
Ajinomoto, ADR	4,423	374,987
British American Tobacco, ADR	26,200	1,534,010
Coca Cola Hellenic Bottling, ADR	11,185	244,952
Coca-Cola Amatil, ADR	65,681	1,192,110
DANONE, ADR	79,602	811,144
Delhaize Group, ADR	16,273	1,274,664
Diageo, ADR	14,398	882,309
Foster's Group, ADR	120,506	551,917
Heineken, ADR	18,509	397,018
Henkel & Co., ADR	14,272	655,798
Imperial Tobacco Group, ADR	13,887	715,458
J. Sainsbury, ADR	14,245	265,669
Kao, ADR	22,970	489,261
Kirin Holdings, ADR	35,382	471,642
Koninklijke Ahold, ADR	35,754	449,428
L'Oreal, ADR	44,914	838,994
Nestle, ADR	99,955	4,511,969
Orkla, ADR	26,607	185,544
Sabmiller, ADR	24,142	680,804
Shiseido, ADR	22,862	437,121
Tesco, ADR	77,821	1,378,210
Unilever (NY Shares)	39,403	1,076,096
Unilever, ADR	27,090	732,514
Yamazaki Baking, ADR	5,023	615,309
		21,581,002
Energy--7.7%
BG Group, ADR	20,587	1,579,229
BP, ADR	84,595	3,633,355

ENI, ADR	41,275	1,549,876
Repsol, ADR	29,557	606,510
Royal Dutch Shell, Cl. A, ADR	46,998	2,462,695
Royal Dutch Shell, Cl. B, ADR	39,993	2,025,246
Statoil, ADR	32,955	662,396
Technip, ADR	8,428	547,820
Total, ADR	62,169	2,898,940
Woodside Petroleum, ADR	21,015	764,105
		16,730,172
Financial--23.7%
Aegon (NY Shares)	82,300 a	469,110
Ageas, ADR	128,757	324,468
Allianz, ADR	164,170	1,630,208
Alpha Bank, ADR	55,424	83,136
Australian & New Zealand Banking
Group, ADR	84,598	1,613,284
AXA, ADR	66,100	1,090,650
Banco Bilbao Vizcaya Argentaria,
ADR	139,898	1,454,939
Banco Santander, ADR	234,383	2,378,987
Bank of Yokohama, ADR	8,083	383,943
Barclays, ADR	71,444	1,258,843
BNP Paribas, ADR	49,361	1,409,257
British Land, ADR	47,476	315,715
Capitaland, ADR	61,696	308,480
Cheung Kong Holdings, ADR	50,143	564,610
City Developments, ADR	87,591	630,655
Commerzbank, ADR	37,925	266,234
Commonwealth Bank of Australia,
ADR	16,423 b	2,176,815
Credit Agricole, ADR	22,091	119,733
Credit Suisse Group, ADR	34,774	1,345,406
Daiwa House Industry, ADR	4,061	387,826
Daiwa Securities Group, ADR	89,390	404,043
Danske Bank, ADR	27,008	269,270
Deutsche Bank	21,989	1,309,885
DnB NOR, ADR	482 b	48,481

Erste Group Bank, ADR	4,433	80,681
Hachijuni Bank, ADR	2,799	148,263
Hang Seng Bank, ADR	32,669	434,824
HSBC Holdings, ADR	96,578	4,380,778
Hysan Development, ADR	89,301	467,955
ING Groep, ADR	146,569 a	1,160,826
Intesa Sanpaolo, ADR	151,034	2,378,786
Legal & General Group, ADR	92,800	538,240
Lend Lease, ADR	184,716	1,215,099
Lloyds Banking Group, ADR	191,480	629,969
Mitsubishi Estate, ADR	5,695	864,216
Mitsubishi UFJ Financial Group,
ADR	350,892	1,698,317
Mizuho Financial Group, ADR	172,842	617,046
MS&AD Insurance Group Holdings,
ADR	49,502	589,074
National Australia Bank, ADR	67,129	1,394,941
National Bank of Greece, ADR	136,731	334,991
Nomura Holdings, ADR	128,957	795,665
ORIX, ADR	10,179	389,245
Prudential, ADR	53,350	832,794
Shinsei Bank, ADR	57,546	117,699
Shizuoka Bank, ADR	3,560	290,860
Sino Land, ADR	37,855	317,002
Social Generale, ADR	109,645	942,947
Sumitomo Mitsui Financial Group,
ADR	332,593	987,801
Sumitomo Trust & Banking, ADR	75,933	403,204
Sun Hung Kai Properties, ADR	49,737	658,021
Suruga Bank, ADR	3,621	326,901
Swire Pacific, ADR	43,906	471,550
Swiss Reinsurance, ADR	15,329	616,992
Tokio Marine Holdings, ADR	33,355	909,257
Tokyu Land, ADR	10,001	368,412
UBS	106,851 a	1,424,324
United Overseas Bank, ADR	24,700	643,188
Westfield Group, ADR	28,114	610,108

Westpac Banking, ADR	19,023	1,868,629
Zurich Financial Services, ADR	49,197	994,271
		51,146,854
Health Care--7.0%
AstraZeneca, ADR	38,812	1,639,807
Cie Generale d'Opitique Essilor
International, ADR	15,084	428,386
Eisai, ADR	28,923	939,998
Elan, ADR	9,218 a	52,911
Fresenius Medical Care & Co., ADR	7,675	380,757
GlaxoSmithKline, ADR	66,999	2,241,787
Novartis, ADR	37,887	1,705,294
Novo Nordisk, ADR	23,115	1,775,694
Roche Holding, ADR	79,516	2,727,399
Sanofi-Aventis, ADR	60,039	1,795,766
Smith & Nephew, ADR	8,293	374,512
Teva Pharmaceutical Industries,
ADR	17,900	981,278
		15,043,589
Industrial--11.7%
ABB, ADR	88,972	1,513,414
Air France, ADR	40,458 a	488,328
All Nippon Airways, ADR	79,722 a	476,897
Asahi Glass, ADR	66,076	710,317
Atlas Copco, Cl. A, ADR	47,447	676,594
Atlas Copco, Cl. B, ADR	47,220	608,666
Bae Systems, ADR	11,421	212,202
British Airways, ADR	11,481 a	330,194
Dai Nippon Printing, ADR	30,828	371,169
Deutsche Lufthansa, ADR	34,416	462,895
European Aeronautic Defence and
Space, ADR	19,043	373,052
Experian, ADR	29,740	268,255
Hutchison Whampoa, ADR	9,330	288,857
Invensys, ADR	88,290	352,277
ITOCHU, ADR	5,941	488,944
Kajima, ADR	12,417	293,563

Kawasaki Heavy Industries, ADR	38,754	451,484
Keppel, ADR	37,443	459,051
Komatsu, ADR	35,588	662,293
Koninklijke Philips Electronics
(NY Shares)	33,142	988,294
Kubota, ADR	16,871	686,650
Marubeni, ADR	5,423	305,044
Metso, ADR	18,812	590,697
Mitsubishi, ADR	21,557	970,281
Mitsubishi Electric, ADR	9,155	744,759
Mitsui & Co., ADR	2,811	812,351
MTR, ADR	9,562	323,674
Neptune Orient Lines, ADR	77,900	419,881
Nippon Yusen, ADR	63,873	452,221
NSK, ADR	7,242	525,769
Olympus, ADR	62,140	1,605,772
Rolls-Royce Group, ADR	14,497	621,196
Ryanair Holdings, ADR	10,360 a	243,874
Sandvik, ADR	50,376	598,467
Secom, ADR	4,640	402,474
Siemens, ADR	24,811	2,221,329
SKF, ADR	38,690	671,658
Sumitomo, ADR	28,536	315,894
TNT, ADR	18,313	462,403
Tomkins, ADR	27,526	385,364
Toppan Printing, ADR	7,981	329,216
Toto, ADR	4,089	256,293
Vestas Wind Systems, ADR	11,708 a	186,040
Volvo, ADR	65,152 a	677,581
Wolseley, ADR	8,599 a	20,036
		25,305,670
Information Technology--5.3%
Advantest, ADR	17,445	387,279
Canon, ADR	37,897	1,549,229
Computershare, ADR	47,642	442,594
Dassault Systemes, ADR	6,885	396,232
Fujifilm Holdings, ADR	19,819	581,688

Fujitsu, ADR	13,602	438,120
Hitachi, ADR	11,435 a	462,088
Kyocera, ADR	7,112	621,020
Nidec, ADR	26,881	609,661
Nintendo, ADR	26,353	960,567
Nokia, ADR	112,414	1,137,630
Omron, ADR	21,660	453,970
Ricoh, ADR	4,031	286,483
Sage Group, ADR	16,187	225,485
SAP, ADR	22,962	974,278
TDK, ADR	8,571	497,547
Telefonaktiebolaget LM Ericsson,
ADR	104,404	1,048,216
Trend Micro, ADR	12,337	357,156
		11,429,243
Materials--11.2%
Air Liquide, ADR	34,677	717,814
Akzo Nobel, ADR	5,605	286,135
Alumina, ADR	49,520	278,302
Amcor, ADR	26,296	546,168
Anglo American, ADR	83,894 a	1,594,825
ArcelorMittal (NY Shares)	21,105	639,904
Asahi Kasei, ADR	8,897	462,555
BASF, ADR	31,896	1,666,566
Bayer, ADR	24,830	1,383,031
BHP Billiton, ADR	82,738	1,813,236
Boral, ADR	29,021	552,049
CRH, ADR	16,353	370,559
James Hardie Industries, ADR	15,724	482,727
Johnson Matthey, ADR	6,130	275,850
Kobe Steel, ADR	52,450	542,333
Koninklijke DSM, ADR	11,846	119,052
Lafarge, ADR	20,620	292,392
Newcrest Mining, ADR	17,239	469,763
Nippon Steel, ADR	21,965	763,284
Nisshin Steel, ADR	6,880	251,172
Nitto Denko, ADR	1,531	539,080

Norsk Hydro, ADR	40,233	240,996
Oji Paper, ADR	848	40,097
Panasonic Electric Works, ADR	3,672	380,363
Rexam, ADR	13,836	314,077
Rio Tinto, ADR	38,400	1,770,240
Solvay, ADR	4,368	383,135
Stora Enso, ADR	52,234	378,697
Sumitomo Metal Industries, ADR	22,929	581,938
Svenska Cellulosa, ADR	38,119	445,992
Syngenta, ADR	18,695	824,076
Taiheiyo Cement, ADR	12,787	170,137
Teijin, ADR	14,424	404,456
Toray Industries, ADR	8,528	433,222
UPM-Kymmene, ADR	39,622	509,539
		24,146,569
Telecommunications--5.4%
Alcatel-Lucent, ADR	87,481 a	224,826
BT Group, ADR	23,103	424,171
Deutsche Telekom, ADR	70,834	792,632
France Telecom, ADR	48,702	929,721
Hellenic Telecommunications
Organization, ADR	7,159	30,354
Koninklijke KPN, ADR	40,229	522,977
NICE Systems, ADR	1,700 a	50,694
Nippon Telegraph & Telephone, ADR	39,582	810,639
NTT Docomo, ADR	56,665	847,142
Portugal Telecom, ADR	17,340	174,961
Singapore Telecommunications, ADR	23,960	482,794
Swisscom, ADR	7,236	229,960
Telecom Corp New Zealand, ADR	13,228	84,395
Telecom Italia, ADR	56,066	587,858
Telefonica, ADR	38,476	2,207,368
Telenor, ADR	6,496	241,976
Telstra, ADR	30,948	382,517
Vodafone Group, ADR	131,524	2,643,632
		11,668,617
Utilities--5.1%

Centrica, ADR	44,440	702,152
CLP Holdings, ADR	76,213	526,632
E.ON, ADR	56,894	1,732,422
Enel, ADR	168,807	771,448
Energias de Portugal, ADR	11,130	345,030
GDF Suez, ADR	36,436	1,140,447
Hong Kong & China Gas, ADR	217,154	464,710
Iberdrola, ADR	47,893	1,269,165
International Power, ADR	11,394	486,524
National Grid, ADR	15,908	644,910
RWE, ADR	21,130	1,516,500
Scottish & Southern Energy, ADR	35,782	538,519
United Utilities Group, ADR	14,047	216,464
Veolia Enviroment, ADR	26,277	675,319
		11,030,242
Total Common Stocks
(cost $280,087,855)		210,533,892
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 6/10/10
(cost $339,989)	340,000 [c]	339,989

Other Investment--1.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,189,000)	3,189,000 [d]	3,189,000

Total Investments (cost $283,616,844)	99.1%	214,062,881
Cash and Receivables (Net)	.9%	1,849,730
Net Assets	100.0%	215,912,611

ADR - American Depository Receipts
a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $2,225,296 or 1.0% of net assets.
c	Held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

STATEMENT OF FINANCIAL FUTURES
May 31, 2010 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Financial Futures Long
DJ Euro Stoxx 50	57	1,823,525	June 2010	(9,450)
FTSE 100	15	1,125,179	June 2010	(25,135)
SPI 200 Futures	5	473,005	June 2010	(1,879)
Topix Index	12	1,165,548	June 2010	(71,775)
				(108,239)

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $283,616,844. Net unrealized depreciation on investments was $69,553,963 of which $16,497,637 related to appreciated investment securities and $86,051,600 related to depreciated investment securities.

At May 31, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 6/16/2010	69,992	62,160	59,176	(2,984)
Australian Dollar,
Expiring 6/16/2010	114,300	100,752	96,637	(4,115)
Australian Dollar,
Expiring 6/16/2010	233,600	206,236	197,503	(8,733)
Australian Dollar,
Expiring 6/16/2010	112,400	98,403	95,031	(3,372)
Australian Dollar,
Expiring 6/16/2010	109,700	90,374	92,748	2,374
British Pounds,
Expiring 6/16/2010	72,401	110,007	104,706	(5,301)
British Pounds,
Expiring 6/16/2010	102,000	152,922	147,512	(5,410)
British Pounds,
Expiring 6/16/2010	432,500	629,809	625,480	(4,329)
British Pounds,
Expiring 6/16/2010	52,400	75,263	75,781	518
British Pounds,
Expiring 6/16/2010	52,400	75,928	75,781	(147)
Euro,
Expiring 6/16/2010	117,424	154,968	144,126	(10,842)
Euro,
Expiring 6/16/2010	89,252	114,667	109,547	(5,120)
Euro,
Expiring 6/16/2010	98,600	126,691	121,021	(5,670)
Euro,
Expiring 6/16/2010	793,200	982,953	973,568	(9,385)
Euro,
Expiring 6/16/2010	130,400	160,012	160,052	40
Euro,
Expiring 6/16/2010	260,800	324,115	320,104	(4,011)
Euro,
Expiring 6/16/2010	77,800	96,152	95,491	(661)

Japanese Yen,
Expiring 6/16/2010	7,661,312	81,317	84,297	2,980
Japanese Yen,
Expiring 6/16/2010	8,130,159	88,241	89,456	1,215
Japanese Yen,
Expiring 6/16/2010	380,000	4,077	4,181	104
Japanese Yen,
Expiring 6/16/2010	56,910,000	617,419	626,179	8,760
Japanese Yen,
Expiring 6/16/2010	27,645,000	298,491	304,177	5,686

Gross Unrealized Appreciation				21,677
Gross Unrealized Depreciation				(70,080)

				(48,403)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign+	210,533,892	-	-	210,533,892
Mutual Funds	3,189,000	-	-	3,189,000
U.S. Treasury	-	339,989	-	339,989
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	21,677	-	21,677
Liabilities ($)
Other Financial Instruments:++
Forward Foreign Currency Exchange Contracts	-	(70,080)	-	(70,080)
Futures	(108,239)	-	-	(108,239)

+ See Statement of Investments for industry classification.
++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Bond Fund
May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.0%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.5%
CIT Equipment Collateral,
Ser. 2009-VT1, Cl. A2	2.20	6/15/11	7,137,278 a	7,150,929
Asset-Backed Ctfs./Auto Receivables--3.6%
Daimler Chrysler Auto Trust,
Ser. 2006-C, Cl. A4	4.98	11/8/11	484,021	484,570
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. A4A	5.47	6/15/12	755,000	780,284
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	5,994,102
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A3	2.62	3/15/14	21,235,000	21,580,691
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	556,156	558,610
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	4,757,990	4,893,832
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,329,533	1,344,982
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,643,396	4,653,219
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	6,465,000	6,648,334
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,073,726	3,131,186
USAA Auto Owner Trust,
Ser. 2006-4 Cl. A4	4.98	10/15/12	1,968,602	1,995,384
				52,065,194
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	8,414,000	9,182,434
Banks--4.9%

Bank of America,
Sub. Notes	5.49	3/15/19	14,300,000	13,707,751
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	6,622,563
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	12,610,000	12,475,867
Citigroup,
Sub. Notes	5.00	9/15/14	1,735,000	1,717,088
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,202,111
Goldman Sachs Group,
Sr. Notes	3.63	8/1/12	5,390,000	5,421,413
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000	3,737,459
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	3,695,000	3,939,594
Morgan Stanley,
Sub. Notes	4.75	4/1/14	9,590,000	9,528,346
Royal Bank of Scotland,
Gtd. Notes	4.88	3/16/15	9,115,000	9,020,204
				69,372,396
Building & Construction--.4%
CRH America,
Gtd. Notes	5.30	10/15/13	5,930,000	6,328,448
Commercial & Professional Services--.6%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	8,546,000 a	8,595,584
Commercial Mortgage Pass-Through Ctfs.--6.2%
Banc of America Commercial
Mortgage, Ser. 2004-4, Cl. A3	4.13	7/10/42	553,618	553,317
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	2,890,000 b	2,920,033
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	7,922,000	8,032,991
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,

Cl. A1	4.94	10/12/42	14,179	14,169
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	14,181,374	14,275,493
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A1	5.05	7/15/44	149,798	149,662
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	2,155,530	2,159,560
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	5,391,803	5,514,506
First Union National Bank
Commercial Mortgage,
Ser. 2000-C2, Cl. A2	7.20	10/15/32	1,048,742	1,054,127
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	8,130,000 b	8,211,961
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	4,400,000	4,574,566
GMAC Commercial Mortgage
Securities, Ser. 2001-C1, Cl. D	7.03	4/15/34	7,926,000 b	7,733,960
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-C1, Cl. A2	4.30	1/15/38	1,256,915	1,268,687
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C7, Cl. A2	4.06	9/15/27	1,288,892 b	1,290,680
LB-UBS Commercial Mortgage Trust,
Ser. 2000-C5, Cl. A2	6.51	12/15/26	7,845,946	7,926,921
Prudential Mortgage Capital
Funding, Ser. 2001-ROCK, Cl. A2	6.61	5/10/34	9,603,650	9,856,514
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A4	5.24	7/15/42	6,379,000 b	6,387,253
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. A1	5.69	6/15/49	6,622,249	6,763,931
				88,688,331
Diversified Financial Services--4.5%
AEP Texas Central Transition

Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	7,090,000	7,895,454
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	6,815,000	6,887,198
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	7,860,000	8,908,265
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	10,070,000	10,668,088
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	1,152,000	987,926
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	8,815,000	9,129,343
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	6,255,000	6,882,451
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	6,221,000	6,691,345
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	6,485,000	6,632,813
				64,682,883
Electric Utilities--.7%
Emerson Electric,
Sr. Unscd. Notes	5.00	12/15/14	3,500,000	3,908,586
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	5,785,000	5,854,611
				9,763,197
Entertainment--.4%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	2,168,000 a	2,063,914
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	2,010,000 a	1,921,460
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	2,576,000 a	2,452,326
				6,437,700
Food & Beverages--1.8%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	5,945,000	6,542,787
General Mills,

Sr. Unscd. Notes	5.65	2/15/19	2,215,000	2,459,678
Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	9,265,000	9,577,953
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	7,040,000	7,342,628
				25,923,046
Foreign/Governmental--1.3%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	10,855,000	10,906,735
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	5,975,000	6,438,063
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,480,000 c	1,668,700
				19,013,498
Information Technology--1.6%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	3,272,000	3,970,749
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	6,942,000	7,411,578
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	10,410,000	11,768,234
				23,150,561
Manufacturing--.7%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	10,415,000	10,544,521
Media & Telecommunications--5.4%
America Movil Sab de CV,
Gtd. Notes	3.63	3/30/15	3,000,000 a	3,055,920
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	8,145,000	8,993,505
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	5,995,000	6,535,227
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	5,550,000	6,305,222
Comcast,
Gtd. Notes	5.90	3/15/16	8,975,000	9,909,926
News America Holdings,

Gtd. Debs.	7.60	10/11/15	3,750,000	4,402,935
News America Holdings,
Gtd. Debs.	9.25	2/1/13	904,000	1,053,342
News America,
Gtd. Notes	6.15	3/1/37	2,375,000	2,413,931
Rogers Communications,
Gtd. Notes	6.38	3/1/14	6,810,000	7,661,373
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	5,280,000	5,479,848
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	6,005,000	7,322,053
Time Warner,
Gtd. Notes	5.50	11/15/11	1,905,000	2,012,067
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	10,755,000	11,594,127
				76,739,476
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	7.13	6/15/10	4,275,000	4,282,815
Property & Casualty Insurance--1.1%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	6,865,000	7,957,173
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	7,135,000	7,344,855
				15,302,028
Real Estate--.6%
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	8,245,000	8,526,435
Residential Mortgage Pass-Through Ctfs.--.1%
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-JR1, Cl. A6	0.79	12/25/33	877,469 b	852,598
GMAC Mortgage Corporation Loan
Trust, Ser. 2004-J2, Cl. A2	0.84	6/25/34	932,439 b	858,662
				1,711,260
State/Territory General Obligations--1.8%
California
GO (Various Purpose) (Build

America Bonds)	7.30	10/1/39	15,215,000	15,648,780
State of Illinois,
Taxable Bonds	4.42	1/1/15	4,935,000	4,988,051
State of Washington
Motor Vehicle Fuel Tax GO
(Build America Bonds)	3.55	8/1/17	5,340,000	5,288,843
				25,925,674
Transportation--.2%
GATX,
Sr. Unscd. Notes	4.75	5/15/15	2,850,000	2,930,661
U.S. Government Agencies--6.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	9,140,000	9,357,962
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	12,955,000	13,422,054
Federal Home Loan Banks,
Bonds	3.63	10/18/13	11,670,000	12,427,873
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	9/28/12	10,255,000 d	10,290,359
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	11/5/12	10,300,000 d	10,354,672
Federal National Mortgage
Association, Notes	2.00	9/28/12	10,495,000 d	10,540,307
Federal National Mortgage
Association, Notes	2.63	12/10/14	7,980,000 d	8,040,568
Federal National Mortgage
Association, Notes	3.00	9/16/14	6,610,000 d	6,870,560
Federal National Mortgage
Association, Notes	4.38	7/17/13	9,520,000 d	10,335,664
				91,640,019
U.S. Government Agencies/Mortgage-Backed--35.6%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21			2,342,469 d	2,477,648
5.00%, 4/1/22 - 12/1/39			29,284,783 d	30,960,635
5.50%, 12/1/37 - 1/1/38			17,285,863 d	18,446,636
5.76%, 4/1/37			2,312,408 b,d	2,449,131
6.00%, 7/1/37 - 6/1/39			33,864,394 d	36,581,484

6.50%, 9/1/37 - 4/1/39	19,424,742 d	21,199,525
7.00%, 11/1/26 - 4/1/32	987,686 d	1,102,975
7.50%, 9/1/11 - 7/1/31	109,975 d	124,784
5.00%, 11/15/16	1,010,351 d	1,036,652
Federal National Mortgage Association:
5.50%	18,450,000 d,e	19,683,844
6.00%	6,765,000 d,e	7,296,201
4.00%, 4/1/24 - 1/1/25	22,523,817 d	23,158,762
4.50%, 3/1/23 - 5/1/40	85,465,148 d	88,248,032
5.00%, 3/1/21 - 11/1/39	54,391,731 d	57,369,923
5.50%, 4/1/36 - 6/1/38	40,424,098 d	43,180,891
5.61%, 4/1/37	4,419,952 b,d	4,678,039
5.90%, 5/1/37 - 8/1/37	10,383,891 b,d	11,134,424
6.00%, 4/1/33 - 9/1/39	39,556,183 d	42,867,067
6.50%, 10/1/36 - 1/1/39	32,280,394 d	35,203,386
7.00%, 4/1/32 - 10/1/32	1,503,089 d	1,687,491
Ser. 2003-64, Cl. BC, 5.50%,
3/25/30	13,774,929 d	14,202,282
Government National Mortgage Association I:
5.00%, 11/15/34 - 1/15/39	26,426,267	28,093,214
5.50%, 2/15/36	3,096,276	3,336,268
6.00%, 7/15/38	8,563,151	9,309,988
6.50%, 8/15/38	4,870,923	5,321,103
		509,150,385
U.S. Government Securities--19.6%
U.S. Treasury Bonds:
4.63%, 2/15/40	14,000,000	14,951,566
6.25%, 8/15/23	2,405,000	3,021,656
7.13%, 2/15/23	3,014,000	4,046,295
U.S. Treasury Inflation Protected
Securities, Bonds, 2.38%,
1/15/27	13,611,963 f	14,864,686
Securities, Notes, 0.50%,
4/15/15	7,259,715 f	7,307,361
Securities, Notes, 0.63%,
4/15/13	6,980,010 c,f	7,102,160
Securities, Notes, 1.38%,

7/15/18	12,003,244 f	12,267,688
Securities, Notes, 2.38%,
1/15/17	13,628,149 f	14,882,361
U.S. Treasury Notes:
1.38%, 5/15/13	5,710,000	5,732,760
1.75%, 4/15/13	22,545,000	22,884,911
3.38%, 11/15/19	23,000,000	23,145,544
3.63%, 6/15/10	19,005,000	19,031,721
3.63%, 2/15/20	36,500,000	37,443,890
4.00%, 11/15/12	7,750,000	8,322,772
4.25%, 8/15/13	35,015,000	38,204,656
4.25%, 11/15/13	16,845,000	18,421,591
4.50%, 11/15/15	11,585,000	12,936,286
5.13%, 5/15/16	13,675,000	15,711,290
		280,279,194
Total Bonds and Notes
(cost $1,377,479,487)		1,417,386,669

Common Stocks--.0%	Shares	Value ($)
Internet--.0%
AboveNet	1,266 g	58,059
Media & Telecommunications--.0%
XO Holdings	635 g	470
Total Common Stocks
(cost $0)		58,529

Other Investment--2.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $31,836,000)	31,836,000 [h]	31,836,000

Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund

(cost $1,731,600)	1,731,600 [h]	1,731,600

Total Investments (cost $1,411,047,087)	101.3%	1,451,012,798
Liabilities, Less Cash and Receivables	(1.3%)	(19,404,683)
Net Assets	100.0%	1,431,608,115

GO - General Obligations
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $25,240,133 or 1.8% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is
$7,977,200 and the total market value of the collateral held by the fund is $8,344,100, consisting of cash collateral of $1,731,600 and U.S. Government and Agency securities valued at $6,612,500.
d	On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Non-income producing security.
h	Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,411,047,087.

Net unrealized appreciation on investments was $39,965,711 of which $45,216,078 related to appreciated investment securities and $5,250,367 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic +	58,529	-	-	58,529
U.S. Treasury	-	280,279,194	-	280,279,194
Asset-Backed	-	59,216,123	-	59,216,123
Corporate Bonds +	-	341,762,185	-	341,762,185
Foreign Government	-	19,013,498	-	19,013,498
Municipal Bonds	-	25,925,674	-	25,925,674
U.S. Government Agencies/Mortgage-Backed	-	600,790,404	-	600,790,404
Residential Mortgage-Backed	-	1,711,260	-	1,711,260
Commercial Mortgage-Backed	-	88,688,331	-	88,688,331
Mutual Funds	33,567,600	-	-	33,567,600

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury

Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate Bond Fund
May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)	Value ($)
Aerospace & Defense--.6%
General Dynamics,
Gtd. Notes	5.25	2/1/14	3,050,000	3,398,673
United Technologies,
Sr. Unscd. Notes	6.13	2/1/19	1,860,000	2,150,024
				5,548,697
Asset-Backed Ctfs./Auto Receivables--1.2%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	398,465	400,224
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	1,844,748	1,897,417
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,166,145	2,191,314
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	2,695,421	2,701,123
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	2,185,261
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,288,218	2,330,994
				11,706,333
Automotive, Trucks & Parts--1.3%
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	4,385,000	4,885,214
GATX,
Sr. Unscd. Notes	4.75	5/15/15	1,900,000	1,953,774
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	5,230,000	5,707,645
				12,546,633
Bank & Finance--13.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	1,616,000 a	1,538,416

Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.35	10/1/15	990,000 a	946,391
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	1,967,000 a	1,872,564
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	3,625,000	3,663,403
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	8,695,834
BankAmerica Capital II,
Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	4,863,063
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	8,250,000	8,162,245
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	4,975,000	5,630,655
Citigroup,
Sub. Notes	5.00	9/15/14	4,400,000	4,354,574
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,900,796
General Electric Capital,
Sr. Unscd. Notes	2.80	1/8/13	5,000,000	5,053,330
Goldman Sachs Group,
Sr. Unscd. Notes	4.75	7/15/13	7,780,000	7,922,576
HSBC Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,508,000	9,177,937
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000	6,387,311
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000	4,420,420
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	2/5/13	7,580,000	7,913,982
Morgan Stanley,
Sub. Notes	4.75	4/1/14	5,985,000	5,946,522
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	5,305,000	5,706,090
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	15,935,000	16,854,800
Royal Bank of Scotland,

Bank Gtd. Notes	4.88	3/16/15	5,260,000	5,205,296
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	3,195,000	3,267,824
Wells Fargo & Co.,
Sub. Notes	6.38	8/1/11	5,240,000	5,464,178
				125,948,207
Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	5,261,257

Commercial & Professional Services--1.3%
Dartmouth College,
Unscd. Notes	4.75	6/1/19	2,000,000	2,122,508
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	4,765,000 a	4,792,647
Stanford University,
Bonds	4.75	5/1/19	5,000,000	5,303,740
				12,218,895
Food & Beverages--2.9%
Coca-Cola,
Sr. Unscd. Notes	5.35	11/15/17	4,880,000	5,501,961
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,415,000	4,858,942
Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	6,930,000	7,164,082
McDonald's,
Sr. Unscd. Notes	5.80	10/15/17	4,460,000	5,110,032
PepsiCo,
Sr. Unscd. Notes	3.10	1/15/15	4,760,000	4,895,251
				27,530,268
Foreign/Governmental--1.4%
Nova Scotia Province,
Bonds	5.13	1/26/17	5,430,000	6,068,443
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	6,515,000	6,546,050
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	1,064,000 b	1,199,660

				13,814,153
Health Care--2.2%
Amgen,
Sr. Notes	5.70	2/1/19	2,905,000	3,291,748
Astrazeneca,
Sr. Unscd. Notes	5.90	9/15/17	5,895,000	6,761,394
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	5,853,000	6,527,570
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	4,050,000	4,712,301
				21,293,013
Industrials--2.8%
Emerson Electric,
Sr. Unscd. Notes	4.63	10/15/12	3,000,000	3,221,799
Occidental Petroleum,
Sr. Unscd. Notes	4.13	6/1/16	3,005,000	3,177,694
Progress Energy,
Sr. Unscd. Notes	6.85	4/15/12	5,093,000	5,549,694
Shell International Finance,
Gtd. Notes	3.25	9/22/15	1,850,000 b	1,898,896
Vulcan Materials,
Sr. Unscd. Notes	5.60	11/30/12	5,885,000	6,359,107
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	3,705,000	3,749,582
XTO Energy,
Sr. Unscd. Notes	5.50	6/15/18	2,565,000	2,829,862
				26,786,634
Media & Telecommunications--6.5%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	5,095,000 b	5,625,772
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	7,135,000	8,105,902
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,669,913
News America,
Gtd. Notes	5.30	12/15/14	5,260,000	5,747,954
Rogers Communications,

Gtd. Notes	6.38	3/1/14	4,859,000	5,466,462
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	3,200,000	3,321,120
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	5,256,000	6,408,777
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000	6,997,345
Verizon Communications,
Sr. Unscd. Notes	8.75	11/1/18	6,530,000	8,334,885
Vodafone Group,
Sr. Unscd. Notes	5.35	2/27/12	6,200,000	6,553,660
				62,231,790
Multi-Line Insurance--1.0%
MetLife,
Sr. Unscd. Notes	6.75	6/1/16	4,450,000	4,992,838
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,735,000	4,874,266
				9,867,104
Office And Business Equipment--1.3%
Xerox,
Sr. Unscd. Notes	7.13	6/15/10	12,320,000	12,342,521

Real Estate--1.2%
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,462,355
Simon Property Group,
Sr. Unscd. Notes	4.20	2/1/15	5,410,000	5,546,738
				11,009,093
Retailing--.5%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	5,049,084

Software & Services--1.4%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	5,460,994
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	7,000,000	7,913,318

				13,374,312
State/Territory General Obligations--1.8%
State of California Taxable
Various Purpose, Bonds	5.45	4/1/15	4,550,000	4,804,072
State of California Taxable
Various Purpose, Bonds	5.95	4/1/16	3,255,000	3,454,955
State of Illinois,
Taxable Bonds	4.42	1/1/15	3,225,000	3,259,669
State of Ohio,
Major New State Infrastructure
Project Revenue (Build America
Bonds)	4.42	6/15/20	2,000,000	1,986,840
State of Washington,
Motor Vehicle Fuel Tax GO
(Build America Bonds)	3.55	8/1/17	3,550,000	3,515,991
				17,021,527
U.S. Government Agencies--15.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	5,560,000	5,692,589
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	9,065,000	9,266,587
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	12,935,000	13,250,135
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	8,155,000	8,449,004
Federal Farm Credit Banks,
Bonds	3.40	2/7/13	15,800,000	16,652,805
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	9,335,000	10,024,931
Federal Home Loan Banks,
Bonds	2.05	8/10/12	8,910,000	9,026,382
Federal Home Loan Banks,
Bonds	3.63	10/18/13	6,850,000	7,294,853
Federal Home Loan Banks,
Bonds	4.25	6/14/13	7,500,000	8,108,978
Federal Home Loan Banks,
Bonds	5.13	9/10/10	5,050,000	5,121,528

Federal Home Loan Mortgage Corp.,
Notes	1.30	3/30/12	9,295,000 c	9,299,229
Federal Home Loan Mortgage Corp.,
Notes	1.88	3/8/13	9,000,000 c	9,050,751
Federal Home Loan Mortgage Corp.,
Notes	2.00	4/27/12	7,830,000 c	7,918,330
Federal National Mortgage
Association, Notes	1.60	10/1/12	5,500,000 c	5,512,150
Federal National Mortgage
Association, Notes	3.00	9/16/14	8,550,000 c	8,887,032
Federal National Mortgage
Association, Notes	4.38	7/17/13	12,055,000 c	13,087,860
				146,643,144
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.,
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			521,471 c	552,345

U.S. Government Securities--41.7%
U.S. Treasury Inflation Protected Securities:
Notes, 0.50%, 4/15/15			9,272,956 d	9,333,814
Notes, 0.63%, 4/15/13			4,035,640 b,d	4,106,264
Notes, 1.38%, 7/15/18			7,850,798 d	8,023,759
Notes, 2.38%, 1/15/17			14,998,517 d	16,378,846
U.S. Treasury Notes:
0.88%, 2/29/12			2,000,000 b	2,005,934
1.00%, 7/31/11			15,500,000	15,591,435
1.00%, 12/31/11			10,000,000	10,051,960
1.13%, 6/30/11			2,500,000	2,518,360
1.13%, 12/15/12			10,500,000	10,512,306
1.38%, 10/15/12			11,000,000	11,109,142
1.38%, 2/15/13			10,000,000	10,056,250
1.38%, 5/15/13			2,455,000 b	2,464,786
1.50%, 7/15/12			9,000,000	9,134,298
2.50%, 3/31/13			8,915,000	9,254,189
3.38%, 11/15/19			5,000,000	5,031,640
3.50%, 5/15/20			2,500,000 b	2,541,793

3.63%, 2/15/20	7,500,000	7,693,950
3.75%, 11/15/18	2,575,000	2,697,112
4.00%, 11/15/12	43,500,000	46,714,911
4.25%, 8/15/13	40,180,000	43,840,157
4.25%, 11/15/13	27,860,000	30,467,529
4.50%, 4/30/12	8,500,000	9,112,604
4.50%, 11/15/15	1,450,000	1,619,129
4.63%, 8/31/11	57,250,000	60,170,666
4.63%, 2/29/12	39,750,000	42,495,254
4.75%, 5/31/12	10,000,000	10,792,190
4.88%, 6/30/12	10,000,000	10,859,380
5.13%, 5/15/16	2,885,000	3,314,594
		397,892,252
Total Bonds and Notes
(cost $914,437,995)		938,637,262

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,163,000)	11,163,000 [e]	11,163,000

Investment of Cash Collateral for
Securities Loaned--.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $7,010,008)	7,010,008 [e]	7,010,008

Total Investments (cost $932,611,003)	100.3%	956,810,270
Liabilities, Less Cash and Receivables	(.3%)	(2,499,582)
Net Assets	100.0%	954,310,688

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $9,150,018 or 1.0% of net assets.
b	Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is
$12,212,134 and the total market value of the collateral held by the fund is $12,580,676, consisting of cash collateral of $7,010,008 and U.S. Government and Agency securities valued at $5,570,668.
c On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $932,611,003.

Net unrealized appreciation on investments was $24,199,267 of which $28,548,633 related to appreciated investment securities and $4,349,366 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	11,706,333	-	11,706,333
Corporate Bonds+	-	351,007,508	-	351,007,508
Foreign Government	-	13,814,153	-	13,814,153
Municipal Bonds	-	17,021,527	-	17,021,527
Mutual Funds	18,173,008	-	-	18,173,008
U.S. Government Agencies/Mortgage-Backed	-	147,195,489	-	147,195,489
U.S. Treasury	-	397,892,252	-	397,892,252

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury

Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Intermediate U.S. Government Fund
May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.8%	Rate (%)	Date	Amount ($)	Value ($)
Banks--6.1%
Bank of America,
Gtd. Notes	3.13	6/15/12	915,000	953,053
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	245,000	255,854
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	250,000	258,435
Key Bank,
Gtd. Notes	3.20	6/15/12	915,000	952,735
Regions Bank,
Gtd. Notes	3.25	12/9/11	915,000	947,257
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	535,000	552,261
				3,919,595
Diversified Financial Services--3.4%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	915,000	944,241
Private Export Funding,
Gov't Gtd. Notes	4.38	3/15/19	1,220,000	1,290,421
				2,234,662
U.S. Government Agencies--29.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	420,000	430,016
Federal Farm Credit Banks,
Bonds	2.13	6/18/12	125,000	127,780
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	605,000	626,811
Federal Farm Credit Banks,
Bonds	3.88	10/7/13	675,000	724,888
Federal Home Loan Banks,
Bonds	1.63	3/20/13	1,515,000	1,524,549

Federal Home Loan Banks,
Bonds	3.63	10/18/13	1,280,000	1,363,126
Federal Home Loan Banks,
Bonds	4.25	6/14/13	635,000	686,560
Federal Home Loan Banks,
Bonds	4.88	12/13/13	4,095,000	4,533,808
Federal Home Loan Mortgage Corp.,
Notes	1.13	3/2/12	1,515,000 a	1,515,568
Federal Home Loan Mortgage Corp.,
Notes	1.13	7/27/12	1,200,000 a	1,201,632
Federal Home Loan Mortgage Corp.,
Notes	5.50	8/20/12	1,345,000 a	1,474,526
Federal National Mortgage
Association, Notes	2.00	6/24/13	1,200,000 a	1,203,200
Federal National Mortgage
Association, Notes	3.00	9/16/14	500,000 a	519,710
Federal National Mortgage
Association, Notes	4.38	7/17/13	1,270,000 a	1,378,812
Federal National Mortgage
Association, Bonds, Ser. 1	4.75	11/19/12	1,125,000 a	1,220,789
Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	440,000 a	483,426
				19,015,201
U.S. Government Agencies/Mortgage-Backed--9.7%
Federal Home Loan Mortgage Corp.:
Multiclass Mortgage
Participation Ctfs.,
Ser. 2619, Cl. YK, 5.00%,
5/15/16			739,876 a	754,547
Multiclass Mortgage
Participation Ctfs.,
Ser. 2587, Cl. WB, 5.00%,
11/15/16			261,943 a	268,762
Multiclass Mortgage
Participation Ctfs.,
Ser. 3137, Cl. PA, 5.13%,
12/15/13			349,217 a	360,528

Government National Mortgage Association I:
Ser. 2008-45, Cl. A, 3.58%,
11/16/27	199,094	202,289
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	233,360	240,123
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	570,835	591,211
Ser. 2003-22, Cl. B, 3.96%,
5/16/32	105,041	106,413
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	145,538	150,235
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	157,698	160,789
Ser. 2003-47, Cl. C, 4.23%,
10/16/27	269,671	275,555
Ser. 2008-78, Cl. B, 4.52%,
6/16/32	400,000	421,880
Ser. 2005-79, Cl. B, 4.65%,
8/16/39	120,000	126,270
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	650,000	684,390
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	620,958	651,153
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	1,000,000 b	1,060,598
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	230,189 b	244,265
		6,299,008
U.S. Government Securities--50.2%
U.S. Treasury Bonds;
7.25%, 5/15/16	1,500,000	1,898,907
U.S. Treasury Inflation Protected Securities:
Notes, 0.50%, 4/15/15	823,370 c	828,774
Notes, 0.63%, 4/15/13	406,652 c	413,769
Notes, 1.38%, 7/15/18	20,182 c	20,627
Notes, 2.38%, 1/15/17	2,019,944 c	2,205,842
U.S. Treasury Notes:

1.38%, 5/15/13	270,000	271,076
1.75%, 11/15/11	750,000	762,481
3.13%, 1/31/17	1,500,000	1,536,562
3.38%, 11/15/19	500,000	503,164
3.63%, 8/15/19	1,000,000	1,027,422
3.63%, 2/15/20	500,000	512,930
3.75%, 11/15/18	500,000	523,711
4.00%, 11/15/12	5,010,000	5,380,269
4.25%, 8/15/13	5,535,000	6,039,205
4.50%, 11/15/15	2,000,000	2,233,282
4.63%, 8/31/11	1,750,000	1,839,278
4.63%, 2/29/12	5,000,000	5,345,315
5.13%, 5/15/16	1,000,000	1,148,906
		32,491,520
Total Bonds and Notes
(cost $63,214,535)		63,959,986

Other Investment--.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $310,000)	310,000 [d]	310,000

Total Investments (cost $63,524,535)	99.3%	64,269,986
Cash and Receivables (Net)	.7%	428,730
Net Assets	100.0%	64,698,716

a On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b Variable rate security--interest rate subject to periodic change.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $63,524,535.

Net unrealized appreciation on investments was $745,451 of which $1,107,215 related to appreciated investment securities and $361,764 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds +	-	6,154,257	-	6,154,257
Mutual Funds	310,000	-	-	310,000
U.S. Government Agencies/Mortgage-Backed	-	25,314,209	-	25,314,209
U.S. Treasury	-	32,491,520	-	32,491,520

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury

Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

BNY Mellon Short-Term U.S. Government Securities Fund

	Coupon	Maturity	Principal
Bonds and Notes--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Banks--3.2%
Bank of America,
Gtd. Notes	3.13	6/15/12	1,875,000	1,952,977
Goldman Sachs Group,
Gtd. Notes	3.25	6/15/12	400,000	417,721
JPMorgan Chase & Co.,
Gtd. Notes	3.13	12/1/11	1,750,000	1,809,045
Key Bank,
Gtd. Notes	3.20	6/15/12	2,000,000 a	2,082,480
Regions Bank,
Gtd. Notes	3.25	12/9/11	1,875,000	1,941,099
Wells Fargo & Co.,
Gtd. Notes	3.00	12/9/11	1,000,000	1,032,264
				9,235,586
Diversified Financial Services--.6%
General Electric Capital,
Gtd. Notes	3.00	12/9/11	1,635,000	1,687,250
State/Territory General Obligations--.4%
California
GO	5.25	4/1/14	1,000,000	1,047,880
U.S. Government Agencies--14.4%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	1,120,000	1,146,709
Federal Farm Credit Banks,
Bonds	2.25	4/24/12	2,795,000	2,863,094
Federal Farm Credit Banks,
Bonds	2.63	4/21/11	2,000,000	2,036,952
Federal Home Loan Banks,
Bonds	1.63	3/20/13	5,825,000	5,861,715
Federal Home Loan Banks,
Bonds	4.88	11/18/11	2,770,000	2,935,333
Federal Home Loan Mortgage Corp.,
Notes	1.13	3/2/12	5,825,000 b	5,827,184

Federal Home Loan Mortgage Corp.,
Notes	1.13	7/27/12	4,880,000 b	4,886,637
Federal Home Loan Mortgage Corp.,
Notes	2.13	3/23/12	3,910,000 b	4,002,057
Federal National Mortgage
Association, Notes	1.75	3/23/11	6,450,000 b	6,514,655
Federal National Mortgage
Association, Notes	2.00	6/24/13	4,880,000 b	4,893,015
				40,967,351
U.S. Government Agencies/Mortgage-Backed--14.5%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			981,211 b	981,389
4.00%, 6/1/11 - 11/1/11			3,899,722 b	3,985,697
5.00%, 6/1/10 - 7/1/12			4,699,818 b	4,824,168
REMIC, Ser. 3196, Cl. CE,
5.25%, 8/15/11			367,537 b	365,080
REMIC, Ser. 3020, Cl. MA,
5.50%, 4/15/27			271,928 b	276,352
REMIC, Ser. 2625, Cl. JD,
3.25%, 7/15/17			1,381,949 b	1,417,515
REMIC, Ser. 2619, Cl. YK,
5.00%, 5/15/16			3,698,334 b	3,771,663
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			66,747 b	71,144
REMIC, Ser. 3137, Cl. PA
5.13%, 12/15/13			1,097,540 b	1,133,086
REMIC, Ser. 2557, Cl. VA,
5.50%, 11/15/13			1,291,530 b	1,319,797
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12			31,022 b	31,602
Federal National Mortgage Association:
3.50%, 11/1/10			213,118 b	215,411
4.00%, 6/1/10 - 1/1/11			484,762 b	488,214
4.50%, 11/1/10			74,750 b	75,703
5.00%, 12/1/10 - 11/1/13			1,163,373 b	1,194,007
Ser. 2002-T11, Cl. A,
4.77%, 4/25/12			222,897 b	230,295
Ser. 2002-T3, Cl. A, 5.14%,
12/25/11			359,631 b	359,574
Ser. 2001-T6, Cl. A, 5.70%,

5/25/11	13,518 b	13,701
Ser. 2002-T3, Cl. B, 5.76%,
12/25/11	270,000 b	287,288
Ser. 2001-T2, Cl. B, 6.02%,
11/25/10	360,000 b	367,006
Government National Mortgage Association I:
Ser. 2008-45, Cl. A, 3.58%,
11/16/27	796,376	809,155
Ser. 2004-23, Cl. AB,
3.63%, 9/16/27	512,879	527,744
Ser. 2006-68, Cl. A, 3.89%,
7/16/26	1,554,585	1,593,642
Ser. 2006-67, Cl. A, 3.95%,
11/16/30	1,669,841	1,720,763
Ser. 2005-76, Cl. A, 3.96%,
5/16/30	894,726	926,663
Ser. 2003-22, Cl. B, 3.96%,
5/16/32	420,165	425,654
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	582,151	600,941
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	404,354	412,280
Ser. 2003-47, Cl. C, 4.23%,
10/16/27	1,078,684	1,102,221
Ser. 2008-78, Cl. B, 4.52%,
6/16/32	1,500,000	1,582,051
Ser. 2005-79, Cl. B, 4.65%,
8/16/39	480,000	505,081
Ser. 2004-12, Cl. BA,
4.81%, 8/16/32	2,250,000	2,369,041
Ser. 2006-32, Cl. A, 5.08%,
1/16/30	2,363,875	2,478,822
Ser. 2004-60, Cl. C, 5.24%,
3/16/28	4,000,000 c	4,242,390
Ser. 2004-50, Cl. C, 5.32%,
8/16/30	690,567 c	732,796
		41,437,936
U.S. Government Securities--65.0%
U.S. Treasury Notes:
0.88%, 3/31/11	11,000,000	11,045,980

0.88%, 4/30/11	11,000,000	11,046,838
0.88%, 5/31/11	11,000,000	11,050,281
0.88%, 2/29/12	5,500,000 a	5,516,318
1.00%, 7/31/11	11,000,000	11,064,889
1.00%, 10/31/11	11,000,000	11,061,017
1.00%, 12/31/11	11,000,000	11,057,156
1.00%, 3/31/12	2,250,000	2,261,423
1.13%, 6/30/11	11,000,000	11,080,784
1.13%, 12/15/12	4,000,000	4,004,688
1.38%, 5/15/12	6,500,000	6,580,743
1.38%, 10/15/12	4,000,000	4,039,688
1.38%, 1/15/13	4,000,000	4,025,624
1.38%, 2/15/13	4,000,000	4,022,500
1.50%, 7/15/12	5,000,000	5,074,610
1.75%, 8/15/12	4,000,000	4,079,688
1.75%, 4/15/13	1,500,000	1,522,615
1.88%, 6/15/12	9,000,000	9,203,904
2.50%, 3/31/13	3,250,000	3,373,653
4.00%, 11/15/12	5,000,000	5,369,530
4.25%, 1/15/11	6,250,000	6,403,812
4.50%, 4/30/12	11,000,000	11,792,781
4.63%, 8/31/11	7,500,000	7,882,620
4.63%, 2/29/12	11,000,000	11,759,693
4.75%, 5/31/12	5,000,000	5,396,095
4.88%, 6/30/12	5,000,000	5,429,690
		185,146,620
Total Bonds and Notes
(cost $278,912,369)		279,522,623

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,327,000)	3,327,000 [d]	3,327,000
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,667,511)	1,667,511 [d]	1,667,511

Total Investments (cost $283,906,880)	99.9%	284,517,134
Cash and Receivables (Net)	.1%	314,244
Net Assets	100.0%	284,831,378

a Security, or portion thereof, on loan. At May 31, 2010, the total market value of the fund's securities on loan is
$3,657,028 and the total market value of the collateral held by the fund is $3,763,029, consisting of cash collateral of $1,667,511 and U.S. Government and agency securities valued at $2,095,517.
b On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
c Variable rate security--interest rate subject to periodic change.
d Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $283,906,880. Net unrealized appreciation on investments was $610,254 of which $1,714,926 related to appreciated investment securities and $1,104,672 related to depreciated investment securities.

100-672-20

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investment in Securities:
U.S. Treasury	-	185,146,620	-	185,146,620
Corporate Bonds+	-	10,922,836	-	10,922,836
Municipal Bonds	-	1,047,880	-	1,047,880
U.S. Government	-	82,405,287	-
Agencies/Mortgage-Backed				82,405,287
Mutual Funds	4,994,511	-	-	4,994,511

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the funds not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury

Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the funds may lend securities to certain qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit. The funds are entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.7%
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System, Inc.)	5.00	11/15/15	5,000,000	5,198,350
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	1,180,000	1,105,188
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/16	4,810,000	4,422,939
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	13,500,000	12,846,735
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/13	1,365,000	1,527,135
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/14	2,500,000	2,850,300
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; National Public
Finance Guarantee Corp.)	8.00	12/1/10	1,000,000	1,036,480
Arizona--2.6%
Arizona Board of Regents,
Arizona State University

System Revenue (Polytechnic
Campus Project)	6.00	7/1/25	2,500,000	2,868,700
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/26	1,000,000	1,142,250
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/28	1,100,000	1,249,941
Arizona Transportation Board,
Highway Revenue	5.00	7/1/26	5,000,000	5,481,900
Maricopa County Unified School
District (Paradise Valley)
(Insured; National Public
Finance Guarantee Corp.)	6.35	7/1/10	550,000	552,909
Maricopa County Unified School
District (Paradise Valley)
(Insured; National Public
Finance Guarantee Corp.)	7.00	7/1/11	1,905,000	2,031,797
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,400,125
Phoenix,
GO	6.25	7/1/16	1,250,000	1,536,713
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,708,720
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	3,060,000	3,078,207
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare) (Prerefunded)	5.70	12/1/11	1,000,000 a	1,087,140
Tucson,
GO	5.00	7/1/12	1,265,000	1,378,015
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,437,535
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	10,000,000	11,452,800

California--14.6%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,525,000 b	1,507,081
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 c	4,232,050
California,
Economic Recovery Bonds	5.00	7/1/15	2,950,000	3,275,119
California,
Economic Recovery Bonds
(Prerefunded)	5.00	7/1/14	2,050,000 a	2,354,363
California,
GO	5.00	11/1/12	345,000	362,892
California,
GO	5.50	6/1/20	270,000	270,937
California,
GO	5.25	11/1/26	10,500,000	10,720,290
California,
GO	5.50	11/1/33	3,900,000	3,987,594
California,
GO (Prerefunded)	5.00	11/1/11	655,000 a	697,136
California,
GO (Various Purpose)	6.00	3/1/33	10,000,000	10,985,100
California,
GO (Various Purpose)	6.50	4/1/33	3,000,000	3,398,850
California,
GO (Various Purpose)	6.00	4/1/38	6,000,000	6,549,480
California,
GO (Various Purpose)
(Prerefunded)	5.00	2/1/14	1,825,000 a	2,075,682
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Golden Gate Tobacco Funding
Corporation)	4.50	6/1/21	2,810,000	2,586,774
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County

Securitization Corporation)	0/5.25	6/1/21	1,250,000 c	1,079,587
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/19	20,000,000	22,737,000
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/20	15,000,000	17,030,100
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000	5,566,450
California Department of Water
Resources, Power Supply
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	5/1/21	10,000,000	11,164,200
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	2,500,000	2,693,000
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	8,500,000	9,779,505
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/28	4,000,000	4,556,680
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,500,000	3,969,105
California Infrastructure and
Economic Development Bank,
Clean Water State Revolving
Fund Revenue	5.00	10/1/17	2,500,000	2,718,375
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.00	2/1/30	8,000,000	8,510,640
California Infrastructure and
Economic Development Bank,
Revenue (The J. David
Gladstone Institutes Project)	5.50	10/1/22	4,990,000	5,055,119
California State Public Works

Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,117,500
California Statewide Communities
Development Authority, Insured
Revenue (Saint Joseph Health
System) (Insured; Assured
Guaranty Municipal Corp.)	4.50	7/1/18	4,315,000	4,518,366
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.25	8/1/24	5,000,000	5,571,850
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.25	7/1/15	1,740,000	1,941,701
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	590,000	590,159
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	10,335,000	9,351,108
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	4,200,000	3,526,110
Kern High School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.40	2/1/12	2,750,000	2,857,635
Long Beach Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	8/1/28	7,105,000	7,278,291
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/30	7,500,000	7,668,900
Los Angeles Unified School

District, GO (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/24	2,395,000	2,564,422
Los Angeles Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.75	7/1/16	2,000,000	2,346,600
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/33	4,000,000 d	967,320
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	5.00	2/7/13	5,000,000	5,417,600
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,619,670
Oceanside Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/36	11,100,000 d	2,117,769
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,270,390
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	0.72	6/1/34	8,000,000 e	5,470,000
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	565,000	590,391
Sacramento Municipal Utility
District, Electric Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	5/15/13	3,530,000	3,919,394
Santa Barbara Financing Authority,
Revenue (Airport Project)	5.00	7/1/39	3,000,000	3,041,460
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	1,000,000	944,710

Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/13	3,010,000	3,348,264
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	1/1/14	2,000,000	2,280,940
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	435,739
Colorado--4.4%
Colorado Department of
Transportation, Transportation
RAN (Insured; National Public
Finance Guarantee Corp.)	5.25	6/15/10	1,000,000	1,002,360
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	2,000,000	2,260,020
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.25	10/1/33	1,600,000	1,777,552
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,267,450
Colorado Housing and Finance
Authority, SFMR	4.90	11/1/11	1,210,000	1,249,277
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.75	4/1/15	50,000	50,952
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.05	10/1/16	60,000	63,805
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds	6.70	10/1/16	25,000	26,123

Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.75	10/1/21	145,000	157,796
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	35,000	35,785
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	4,445,000	4,750,994
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/16	3,565,000 c	3,721,254
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/16	5,000,000	5,263,500
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0/5.00	9/1/17	3,500,000 c	3,638,215
Jefferson County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	6.50	12/15/10	1,500,000	1,550,625
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.45	6/15/16	7,690,000 a,c	8,507,370
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	7,345,000 a,c	8,209,139
Northwest Parkway Public Highway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	0/5.55	6/15/16	10,960,000 a,c	12,174,806
Public Authority for Colorado
Energy, Natural Gas Purchase

Revenue	5.75	11/15/18	3,120,000	3,313,627
Public Authority for Colorado
Energy, Natural Gas Purchase
Revenue	6.13	11/15/23	4,645,000	4,971,544
University of Colorado Regents,
Enterprise System Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.75	6/1/12	2,000,000 a	2,162,840
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; National
Public Finance Guarantee Corp.)	6.00	12/1/22	5,000,000	5,190,700
Connecticut--.4%
Connecticut,
GO (Insured; AMBAC)	5.25	6/1/18	1,500,000	1,788,690
Connecticut Health and Educational
Facilities Authority, Revenue
(Connecticut State University
System Issue) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/14	1,260,000	1,433,502
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital Issue)	5.00	7/1/30	3,150,000	3,177,184
District of Columbia--.6%
District of Columbia,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.19	6/1/16	5,000,000 e	4,826,900
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/12	2,470,000	2,489,513
Metropolitan Washington Airports
Authority, Airport System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/14	2,270,000	2,410,309
Florida--7.5%

Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/15	15,000,000	16,133,100
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,749,272
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,788,200
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/11	5,000,000	5,171,300
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	15,000,000	16,117,350
Florida Municipal Loan Council,
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	11/1/15	520,000	532,444
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,786,207
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,910,972
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,280,000	2,310,780
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	10/1/19	3,000,000	3,050,160
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.00	10/1/10	3,000,000	3,038,760
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	5,000,000	5,158,850

Miami-Dade County,
Subordinate Special Obligation
Bonds (Insured; National
Public Finance Guarantee Corp.)	0/5.00	10/1/22	2,000,000 c	1,707,280
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/39	20,000,000	20,785,000
Orlando Utilities Commission,
Utility System Revenue	3.36	10/1/16	13,400,000 e	12,642,766
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,181,518
Sarasota County,
Limited Ad Valorem Tax Bonds
(Environmentally Sensitive
Lands and Parkland Program)	5.25	10/1/25	6,895,000	7,500,795
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000 b	4,891,650
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	2,000,000 b	1,893,520
Georgia--3.2%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	6,000,000	7,133,640
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	17,500,000	18,041,625
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	2,487,762
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	5,000,000	4,753,400
Crisp County Development

Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	1,059,750
Fulton County Development
Authority, Revenue (Spelman
College)	5.00	6/1/24	2,010,000	2,119,465
Georgia,
GO	5.40	11/1/10	1,000,000	1,021,870
Main Street Natural Gas Inc.,
Gas Project Revenue	6.38	7/15/38	1,335,000 f	785,247
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	5,000,000	5,752,400
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/18	2,000,000	2,221,100
Putnam County Development
Authority, PCR (Georgia Power
Company)	5.10	6/1/23	6,120,000	6,282,058
Hawaii--.5%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	7,000,000	7,652,190
Idaho--.7%
University of Idaho Regents,
General Revenue	5.25	4/1/21	10,515,000 g	10,837,811
Illinois--5.9%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000	1,016,980
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/14	5,000,000	5,574,300
Chicago,
GO (Modern Schools Across
Chicago Program) (Insured;
AMBAC)	5.00	12/1/17	1,110,000	1,241,835

Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement	7.25	12/1/12	8,500,000	9,839,855
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,303,000
DuPage, Cook and Will Counties
Community College District
Number 502, GO (Prerefunded)	5.25	6/1/13	5,980,000 a	6,729,055
Illinois,
GO	5.00	9/1/19	7,500,000	7,941,975
Illinois,
GO (Fund for Infrastructure,
Roads, School and Transit)	5.25	10/1/15	3,000,000	3,215,100
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	5,000,000	5,448,950
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/22	2,000,000	2,151,360
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/23	5,000,000	5,333,300
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,573,075
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	1,045,000	1,068,523
Illinois Housing Development
Authority, MFHR (Lifelink
Developments) (Collateralized;
GNMA)	4.13	10/20/16	850,000	852,397
Illinois Toll Highway Authority,
Toll Highway Senior Priority
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/24	15,000,000	16,037,400
Metropolitan Pier and Exposition

Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,017,150
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
AMBAC)	5.25	6/15/27	8,200,000	8,205,002
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/10	1,620,000	1,620,956
Regional Transportation Authority,
GO (Insured; National Public
Finance Guarantee Corp.)	7.75	6/1/12	1,890,000	2,135,530
Will County School District Number
161, GO (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/23	4,355,000	4,567,524
Indiana--.5%
Indiana Finance Authority,
Acquisition Revenue (National
Collegiate Athletic
Association Project)	5.00	5/1/15	1,000,000	1,149,090
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	653,198
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	763,118
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,143,253
Indiana University Trustees,
Student Fee Revenue (Indiana
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/11	1,425,000	1,499,428
Iowa--.2%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,083,220
Kansas--.3%
Wyandotte County/Kansas City

Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,604,650
Kentucky--.9%
Kentucky Housing Corporation,
Housing Revenue	4.80	7/1/20	3,000,000	3,034,980
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,374,087
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/15/34	10,000,000	10,520,900
Louisiana--2.1%
Jefferson Sales Tax District,
Special Sales Tax Revenue
(Insured; AMBAC)	5.25	12/1/21	4,375,000	4,877,294
Louisiana,
Gasoline and Fuels Tax Second
Lien Revenue	1.06	6/1/13	5,000,000 e,g	5,000,000
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	5,346,300
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	14,500,000	16,234,055
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	2,000,000	2,126,560
Maine--.2%
Maine Housing Authority,
Mortgage Purchase Bonds	4.75	11/15/21	2,450,000	2,464,014
Maine Housing Authority,
Mortgage Purchase Bonds	5.30	11/15/23	715,000	723,365
Maryland--.2%
University System of Maryland,
Auxiliary Facility and Tuition

Revenue (Prerefunded)	5.00	4/1/13	2,405,000 a	2,677,054
Massachusetts--3.8%
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/26	2,155,000	2,424,526
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/20	3,285,000	3,995,743
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	3,085,000	3,298,451
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,076,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	3,500,000	3,528,980
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	2,000,000	2,447,620
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	5,000,000	5,791,450
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,714,560
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	351,190
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,128,360
Massachusetts Port Authority,

Revenue	5.75	7/1/10	1,325,000	1,331,678
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	6,000,000	6,721,320
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/30	20,000,000	21,023,000
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	275,000	312,845
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	380,000	382,690
Michigan--1.3%
Detroit,
Water Supply System Second
Lien Revenue (Insured; FGIC)	5.75	7/1/22	7,000,000	7,829,150
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.25	10/1/18	2,000,000	2,105,380
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,226,850
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,178,120
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	4,625,300
Minnesota--1.4%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	12,000,000	13,490,520
Minnesota Higher Education
Facilities Authority, Revenue
(Macalester College)	5.00	3/1/14	1,410,000	1,593,356
University of Minnesota Regents,
Special Purpose Revenue (State

Supported Stadium Debt)	5.00	8/1/19	6,300,000	7,006,293
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	4.38	12/1/18	2,290,000	2,310,427
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	8/1/16	400,000	465,076
Missouri--.3%
Curators of the University of
Missouri, System Facilities
Revenue	5.00	11/1/12	2,000,000	2,202,400
Missouri Environmental Improvement
and Energy Resource Authority,
Water PCR (State Revolving
Fund Program - Master Trust)	5.50	7/1/14	1,250,000	1,449,588
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	5.05	9/1/24	635,000	642,106
Nebraska--.3%
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	4.70	9/1/21	1,215,000	1,221,403
Nebraska Investment Finance
Authority, SFHR
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	9/1/22	755,000	763,524
Omaha City,
GO (City of Omaha Convention
Center/Arena Project)	6.50	12/1/16	1,000,000	1,256,730
Omaha Public Power District,
Electric Revenue	7.63	2/1/12	935,000	1,005,873
Nevada--1.7%
Clark County,
Highway Revenue (Motor Vehicle
Fuel Tax)	5.00	7/1/28	15,000,000	15,645,000

Clark County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	6/15/20	10,000,000	11,175,800
New Hampshire--.1%
Nashua,
Capital Improvement Bonds
(Prerefunded)	5.50	7/15/12	560,000 a	617,243
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	1,091,950
New Jersey--3.3%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.13	11/1/16	1,000,000	1,180,780
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/17	2,500,000	2,995,575
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/18	5,000,000	5,909,200
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/19	5,000,000	5,902,750
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	5,000,000	5,879,000
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	4,400,000	4,645,124
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.50	6/15/24	3,000,000	2,987,430
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,221,400
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,104,980
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
FGIC) (Prerefunded)	5.25	7/1/11	100,000 a	106,256
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/30/13	900,000	948,690
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of
New Jersey Issue)	7.50	12/1/32	3,750,000	4,331,963
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC) (Prerefunded)	6.00	9/15/10	2,000,000 a	2,033,980
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	10,000,000 d	3,482,400
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/30	15,000,000 d	4,899,900
New Jersey Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/19	1,000,000	1,089,240
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	4,125,000	3,869,333
New Mexico--.2%
New Mexico Finance Authority,

Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,123,030
New Mexico Highway Commission,
Tax Revenue (Prerefunded)	6.00	6/15/10	2,000,000 a	2,005,240
New York--7.3%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	1,000,000	1,051,940
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/11	950,000	1,006,516
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/12	950,000	1,054,196
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/13	950,000	1,094,742
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/14	950,000	1,130,775
Greece Central School District,
GO (Insured; FGIC)	6.00	6/15/15	950,000	1,156,948
Long Island Power Authority,
Electric System General Revenue	5.25	12/1/12	4,000,000	4,415,960
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,004,680
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	7,880,000	8,292,754
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,726,400
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,769,235
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 d	995,760
Metropolitan Transportation

Authority, Transportation
Revenue	6.50	11/15/28	12,000,000	14,088,720
Monroe County,
Public Improvement GO	6.00	6/1/11	115,000	118,012
New York City,
GO	5.75	8/1/13	215,000	218,990
New York City,
GO	5.13	12/1/24	10,000,000	10,899,400
New York City,
GO (Prerefunded)	5.75	8/1/10	1,435,000 a	1,463,069
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/29	5,000,000	5,301,950
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	3,500,000	3,912,090
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.38	11/15/21	1,050,000	1,144,658
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 h	3,195,960
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,000,000	1,045,170
New York Local Government
Assistance Corporation, Revenue	6.00	4/1/12	1,370,000	1,449,364
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	200,000	233,044
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	3,800,000	4,102,138
New York State Mortgage Agency,

Homeowner Mortgage Revenue	5.00	10/1/18	1,500,000	1,514,235
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,000,000 a	2,209,180
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,741,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,763,400
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,541,400
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	3,000,000	3,216,090
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/24	4,500,000	4,897,350
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000	5,128,500
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,463,100
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; National
Public Finance Guarantee Corp.)	5.50	6/1/18	2,000,000	2,141,540
North Carolina--4.2%
Charlotte,
GO	5.00	4/1/13	1,000,000	1,117,160
Concord,

COP (Insured; National Public
Finance Guarantee Corp.)	5.50	6/1/11	1,000,000	1,046,050
Durham County,
Public Improvement GO
(Prerefunded)	5.00	4/1/12	2,000,000 a	2,161,120
Guilford County,
Public Improvement GO
(Prerefunded)	5.10	10/1/10	1,500,000 a	1,554,765
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,604,805
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/17	8,000,000	9,216,160
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.25	1/1/20	5,000,000	5,456,850
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	18,000,000	18,922,860
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; National
Public Finance Guarantee Corp.)	6.00	1/1/25	4,075,000	4,795,582
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.50	1/1/13	4,055,000	4,338,607
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue	5.00	1/1/24	5,500,000	5,871,635
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.50	10/1/34	5,000,000	5,241,450
Wake County,
LOR	5.00	1/1/24	5,955,000	6,716,109
Ohio--1.7%
Akron,
Sanitary Sewer System Special

Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	502,145
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	10,740,000	9,632,276
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/15	2,265,000	2,530,571
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	6.00	1/1/17	3,900,000	4,351,035
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)	5.75	1/1/24	4,000,000	4,313,280
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.00	10/1/23	3,055,000	3,440,694
Ohio,
Revitalization Project Revenue
(Insured; AMBAC)	5.00	10/1/11	1,300,000	1,372,163
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	930,000	962,866
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill, Inc. Project)	4.50	12/1/15	900,000	956,322
Oregon--.3%
Eagle Point School District Number
9, GO (Prerefunded)	5.63	6/15/11	1,500,000 a	1,582,290
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC) (Prerefunded)	5.75	6/15/10	2,265,000 a	2,270,844
Portland,
Convention Center Urban
Renewal and Redevelopment
Bonds (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,165,042
Pennsylvania--1.3%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh

Medical Center)	5.25	6/15/15	1,620,000	1,816,117
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/18	5,000,000	5,547,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.25	6/1/24	3,500,000	3,762,395
Philadelphia School District,
GO	5.00	9/1/13	5,000,000	5,473,400
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,327,851
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,058,790
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,538,586
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	828,859
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	258,608
South Carolina--2.9%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,224,900
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,481,530
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,035,740
Greenville County School District,

Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow) (Prerefunded)	5.88	12/1/12	3,000,000 a	3,410,130
Horry County School District,
GO (Insured; South Carolina
State Department of Education)
(Prerefunded)	5.38	3/1/12	5,030,000 a	5,447,741
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,022,520
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/18	15,080,000	16,713,918
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,246,875
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.13	3/1/26	1,000,000	1,005,460
Spartanburg Sanitary Sewer
District, Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.25	3/1/27	3,130,000	3,162,270
Texas--8.6%
Austin,
Public Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	9/1/12	3,000,000 a	3,287,640
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	1,000,000	1,007,710
Dallas,
GO	5.00	2/15/27	2,500,000	2,729,375

Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,130,770
Harris County,
Toll Road Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/30	12,735,000	13,102,787
Harris County,
Toll Road Senior Lien Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/15/25	4,000,000	4,245,840
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/21	13,705,000	15,826,534
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	5,000,000	5,649,150
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	6,000,000	6,449,220
Houston,
Combined Utility System First
Lien Revenue (Insured; AMBAC)	5.00	5/15/11	11,000,000	11,372,680
Houston,
Public Improvement GO	5.00	3/1/18	5,000,000	5,794,600
Houston,
Public Improvement GO	5.00	3/1/25	10,000,000	11,062,900
Katy Independent School District,
Unlimited Tax Refunding Bonds
(Permanent School Fund
Guarantee Program)	0.00	2/15/16	1,505,000 d	1,299,793
Klein Independent School District,
Unlimited Tax Schoolhouse
Bonds (Permanent School Fund
Guarantee Program)	5.00	8/1/19	1,575,000	1,689,408
Lower Colorado River Authority,
Junior Lien Revenue (Seventh
Supplemental Series) (Insured;
Assured Guaranty Municipal

Corp.)	5.00	1/1/15	1,135,000	1,301,107
Plano Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)
(Prerefunded)	5.00	2/15/12	3,000,000 a	3,223,920
Royse City Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	0.00	8/15/14	3,260,000 d	3,023,291
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/17	5,000,000	5,791,900
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/25	10,000,000	10,762,800
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.38	8/15/19	90,000	94,513
Socorro Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.38	8/15/11	1,560,000 a	1,653,116
Southwest Higher Educational
Authority Inc., Higher
Educational Revenue (Southern
Methodist University Project)
(Insured; AMBAC) (Prerefunded)	5.50	10/1/12	1,000,000 a	1,110,170
Texas A&M University System Board
of Regents, Financing System
Revenue	5.38	5/15/15	810,000	844,530
Texas Department of Housing and
Community Affairs, SFMR
(Collateralized: FNMA and GNMA
and Insured; National Public
Finance Guarantee Corp.)	5.45	9/1/23	1,000,000	1,014,290
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.40	9/1/11	405,000	406,215

Texas Tech University System Board
of Regents, Finance System and
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	2,000,000	2,145,820
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/20	15,000,000	16,936,500
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/24	4,500,000	4,965,525
Vermont--.3%
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/11	2,000,000	2,109,740
Burlington,
Electric Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.25	7/1/12	2,500,000	2,747,675
Vermont Housing Finance Agency,
SFHR (Insured; Assured
Guaranty Municipal Corp.)	4.85	5/1/11	545,000	547,583
Virginia--.2%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	2,500,000	2,577,900
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,013,480
Washington--.8%
Energy Northwest,
Electric Revenue (Project
Number 1) (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/13	1,000,000	1,100,150
FYI Properties,
LR (State of Washington
Department of Information

Services Project)	5.25	6/1/29	5,625,000	6,072,919
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/39	5,000,000	5,351,650
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,026,370
West Virginia--.5%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	3,850,000	3,962,266
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	1,000,000	1,068,240
West Virginia Economic Development
Authority, PCR (Appalachian
Power Company--Amos Project)	4.85	9/4/13	2,600,000	2,777,424
Wisconsin--3.3%
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	9,500,000	10,574,545
Wisconsin,
GO	4.50	5/1/20	20,000,000	22,507,000
Wisconsin,
GO	5.00	5/1/20	5,800,000	6,600,400
Wisconsin,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/18	11,825,000	13,039,428
U.S. Related--6.0%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/12	2,000,000	2,082,100
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	950,000	999,315
Puerto Rico Commonwealth,
Public Improvement GO

(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/13	1,380,000	1,534,795
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/17	5,000,000	5,447,900
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/18	5,000,000	5,506,300
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/19	2,000,000	2,211,380
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	5,000,000	5,330,550
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/15	2,000,000	2,257,900
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	3,940,000	4,220,173
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,678,900
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,326,600
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.88	7/1/10	1,405,000 a	1,426,173
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.88	7/1/10	2,595,000 a	2,634,029
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	580,000	617,729
Puerto Rico Housing Finance

Authority, Capital Fund
Program Revenue (Puerto Rico
Public Housing Administration
Projects)	5.00	12/1/11	420,000	443,604
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,094,190
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	995,000	1,090,251
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	5,000	5,935
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	5,000	5,972
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	1,995,000	2,181,792
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,940,000	2,152,178
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	5,000	6,077
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	753,413
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	11,000,000 c	8,957,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	2,500,000 c	1,565,125
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	3,000,000 d	692,040
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	10,000,000 d	2,022,600

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	5,000,000	5,192,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	17,500,000	18,988,200
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.50	8/1/44	2,500,000	2,832,050
Total Long-Term Municipal Investments
(cost $1,486,181,452)				1,558,509,409
Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.1%	Rate (%)	Date	Amount ($)	Value ($)
Colorado--.5%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.30	6/1/10	1,600,000 i	1,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.30	6/1/10	2,600,000 i	2,600,000
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; U.S. Bank
NA)	0.30	6/1/10	2,400,000 i	2,400,000
Colorado School of Mines Board of
Trustees, Enterprise
Improvement Revenue (LOC;
Dexia Credit Locale)	0.30	6/1/10	1,600,000 i	1,600,000
Florida--.3%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.38	6/1/10	4,550,000 i	4,550,000

Orange County School Board,
COP (Master Lease Purchase
Agreement) (LOC; Wachovia Bank)	0.29	6/1/10	1,000,000 i	1,000,000
Illinois--.2%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	0.30	6/1/10	3,405,000 i	3,405,000
Iowa--.5%
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; Allied Irish
Banks)	1.25	6/1/10	7,200,000 i	7,200,000
Iowa Higher Education Loan
Authority, Private College
Faciliity Revenue, Refunding
(Des Moines University
Project) (LOC; Allied Irish
Banks)	1.25	6/1/10	1,330,000 i	1,330,000
Massachusetts--.5%
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.30	6/1/10	2,600,000 i	2,600,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.32	6/1/10	4,725,000 i	4,725,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.35	6/1/10	200,000 i	200,000
Montana--.1%
Forsyth,
PCR, Refunding (PacifiCorp
Project) (LOC; Rabobank
Nederland)	0.34	6/1/10	1,500,000 i	1,500,000
New York--.1%

New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	1.15	6/1/10	1,000,000 i	1,000,000
North Carolina--.1%
North Carolina Medical Care
Commission, HR (Iredell
Memorial Hospital) (LOC; Bank
of America)	0.29	6/1/10	1,200,000 i	1,200,000
Oregon--.3%
Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	1.15	6/1/10	4,485,000 i	4,485,000
Pennsylvania--.5%
Beaver County Industrial
Development Authority, PCR
(FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	0.28	6/1/10	1,300,000 i	1,300,000
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.32	6/1/10	7,500,000 i	7,500,000
Total Short-Term Municipal Investments
(cost $50,195,000)				50,195,000
Total Investments (cost $1,536,376,452)			99.8%	1,608,704,409
Cash and Receivables (Net)			.2%	3,957,965
Net Assets			100.0%	1,612,662,374

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010 these securities had a total market value of $8,292,251 or 0.5% of net assets.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate security--interest rate subject to periodic change.

f	Non-income producing--security in default.
g	Purchased on a delayed delivery basis.
h	Subject to interest rate change on November 1, 2011.
i	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,536,376,452. Net unrealized appreciation on investments was $72,327,957 of which $77,762,094 related to appreciated investment securities and $5,434,137 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue

LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	1,608,704,409	-	1,608,704,409

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--.4%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	1,370,000	1,369,904
Jefferson County,
Sewer Revenue Warrants
(Insured; Assured Guaranty
Municipal Corp.)	5.25	2/1/13	3,000,000	2,853,210
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	2,370,000	2,651,911
Fairbanks North Star Borough,
GO	5.00	11/1/14	2,210,000	2,549,677
North Slope Borough,
GO	5.00	6/30/12	1,000,000	1,083,470
Arizona--4.6%
Arizona Health Facilities
Authority, Health Facility
Revenue (Catholic Healthcare
West)	5.00	7/2/12	4,000,000	4,215,240
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)	5.50	9/1/13	3,300,000	3,696,429
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/12	1,275,000	1,378,530
Arizona School Facilities Board,
COP (Lease-to-Own-Agreement)
(Insured; National Public
Finance Guarantee Corp.)	5.00	9/1/13	9,950,000	10,998,232

Arizona Transportation Board,
Subordinated Highway Revenue	5.00	7/1/14	2,165,000	2,478,968
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	4.50	7/1/10	1,575,000	1,581,048
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,298,332
Mesa,
Utility Systems Revenue
(National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	7/1/14	3,600,000 a	4,125,168
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	1/1/11	3,150,000	3,237,917
Scottsdale,
GO (Projects of 2000 and 2004)	5.00	7/1/13	3,000,000	3,371,730
University of Arizona Board of
Regents, System Revenue	6.20	6/1/16	5,000,000	5,726,400
California--6.3%
California,
Economic Recovery Bonds	5.00	7/1/10	4,500,000	4,518,630
California,
Economic Recovery Bonds	5.00	1/1/11	1,775,000	1,822,233
California,
Economic Recovery Bonds	2.50	7/1/12	2,000,000	2,067,000
California,
GO (Various Purpose)	5.00	9/1/12	3,220,000	3,488,129
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,090,900
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic
Healthcare West)	5.00	7/2/12	1,500,000	1,593,060
California Health Facilities
Financing Authority, Health
Facility Revenue (Catholic

Healthcare West)	5.00	7/2/12	3,000,000	3,186,120
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,087,620
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	2.25	4/2/12	2,500,000	2,545,375
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,245,000	1,310,985
California Statewide Communities
Development Authority, PCR
(Southern California Edison
Company) (Insured; XLCA)	4.10	4/1/13	1,000,000	1,051,190
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	5,000,000	5,438,300
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	13,000,000	14,155,310
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,024,618
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	6/1/11	4,415,000	4,589,878
Los Angeles County Capital Asset
Leasing Corporation, LR
(LAC-CAL Equipment Program)	5.00	12/1/11	3,105,000	3,284,407
Los Angeles Unified School
District, GO (Insured; AMBAC)	5.00	7/1/10	1,000,000	1,004,210
Mount San Antonio Community
College District, GO (Insured;
National Public Finance

Guarantee Corp.)	5.00	8/1/15	2,000,000	2,154,660
Newport Beach,
Revenue (Hoag Memorial
Hospital Presbyterian)	4.00	2/8/11	2,500,000	2,550,350
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; AMBAC) (Prerefunded)	5.00	12/1/14	1,000,000 a	1,155,240
San Bernardino County
Transportation Authority,
Sales Tax Revenue Notes	5.00	5/1/12	1,500,000	1,599,825
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	4.00	1/1/13	1,000,000	1,064,360
Colorado--1.9%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	614,178
Colorado Department of
Transportation, Transportation
RAN (Insured; National Public
Finance Guarantee Corp.)	5.50	6/15/11	6,300,000	6,634,971
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000	1,000,260
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	5.00	11/12/13	5,000,000	5,527,500
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/15/15	5,000,000	5,271,350
Connecticut--2.7%
Connecticut,
GO (Economic Recovery)	5.00	1/1/13	10,000,000	11,049,200
Connecticut,
GO (Economic Recovery)	5.00	1/1/14	10,010,000	11,314,803
Connecticut,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	11/15/11	2,000,000	2,144,600
Connecticut Health and Educational
Facilities Authority, Revenue
(Ascension Health Credit Group)	3.50	2/1/12	1,445,000	1,483,856
Connecticut Health and Educational
Facilities Authority, Revenue
(Quinnipiac University Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,190,000	1,285,819
Delaware--.2%
University of Delaware,
Revenue	2.00	6/1/11	1,675,000	1,691,030
Florida--5.5%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/13	10,000,000	10,588,300
Clearwater,
Water and Sewer Revenue	5.00	12/1/10	1,000,000	1,021,700
Clearwater,
Water and Sewer Revenue	5.00	12/1/11	1,000,000	1,061,960
Escambia County,
SWDR (Gulf Power Company
Project)	2.00	4/3/12	2,500,000	2,513,475
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/12	1,100,000	1,194,556
Florida Department of
Environmental Protection,
Florida Forever Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/16	3,250,000	3,502,005
Florida Department of Management
Services, Florida Facilities
Pool Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	9/1/13	1,825,000	2,025,786
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	3,000,000	3,012,750

Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/13	4,060,000	4,333,238
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/15	10,000,000	10,744,900
Florida Rural Utility Financing
Commission, Revenue Notes
(Public Projects Construction)	4.00	2/1/11	580,000	580,528
Florida State Board of Education,
Public Education Capital
Outlay Bonds (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/13	3,000,000	3,361,050
Miami-Dade County,
Double-Barreled Aviation GO	5.00	7/1/14	1,000,000	1,126,760
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,599,009
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.00	5/1/11	1,885,000 a	1,981,927
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	2,000,000	2,150,680
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.25	8/1/11	1,000,000	1,048,820
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/11	2,200,000	2,276,076
Georgia--3.6%
Atlanta,
Airport General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.88	1/1/17	1,000,000	1,013,870
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle

Project)	6.50	4/1/11	2,000,000	2,088,120
Forsyth County,
GO	5.00	3/1/12	2,000,000	2,157,900
Georgia,
GO	5.00	5/1/12	1,270,000	1,379,398
Georgia,
GO	4.50	12/1/12	3,125,000	3,425,906
Georgia,
GO	4.00	7/1/13	5,000,000	5,475,550
Georgia,
GO (Prerefunded)	5.00	8/1/12	5,000,000 a	5,469,400
Gwinnett County School District,
GO	5.00	2/1/11	1,000,000	1,031,820
Gwinnett County School District,
GO	5.00	2/1/13	3,000,000	3,331,080
Henry County,
GO	5.00	7/1/11	2,500,000	2,625,850
Main Street Natural Gas, Inc.,
Gas Project Revenue	5.00	3/15/12	5,790,000	6,118,467
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.00	1/1/13	2,000,000 a	2,211,480
Hawaii--1.7%
Hawaii,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	7/1/12	10,850,000 a	11,879,231
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	8/1/11	1,000,000	1,059,360
Hawaii,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/12	1,000,000	1,100,430
Honolulu City and County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/14	3,000,000	3,436,350
Idaho--.3%

University of Idaho Regents,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.38	4/1/11	2,500,000	2,569,125
Illinois--4.0%
Chicago,
GO (Project and Refunding
Series) (Insured; National
Public Finance Guarantee
Corp.)	5.25	1/1/12	2,035,000	2,184,491
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,000,000 a	1,069,830
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC) (Prerefunded)	5.50	11/1/11	1,750,000 a	1,872,202
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/14	2,000,000	2,257,160
Chicago O'Hare International
Airport, Second Lien Passenger
Facility Charge Revenue
(Insured; AMBAC)	5.50	1/1/14	1,000,000	1,033,730
Chicago Transit Authority,
Capital Grant Receipts Revenue
(Federal Transit
Administration Section 5307
Formula Funds) (Insured; AMBAC)	5.00	6/1/14	3,815,000	4,207,716
Cook County,
GO Capital Equipment Bonds	5.00	11/15/12	1,000,000	1,096,290
Illinois,
GO	5.00	1/1/12	1,000,000	1,056,460
Illinois,
GO	5.00	1/1/14	13,500,000	14,793,435
Illinois,
GO (Fund for Infrastructure,
Roads, Schools and Transit)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/11	2,000,000	2,117,680

Illinois,
Sales Tax Revenue (Fund for
Infrastructure, Roads, Schools
and Transit)	5.50	6/15/13	1,100,000	1,151,392
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital)	5.00	8/15/11	1,000,000	1,043,960
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,508,575
Metropolitan Pier and Exposition
Authority, Revenue (McCormick
Place Expansion Project)
(Insured; National Public
Finance Guarantee Corp.)	5.75	12/15/14	3,360,000	3,406,402
Indiana--1.0%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,023,510
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; FGIC) (Prerefunded)	5.25	6/1/14	1,000,000 a	1,154,210
Purdue University Trustees,
Purdue University Student
Facilities System Revenue	5.25	7/1/12	2,000,000	2,190,600
Whiting,
Environmental Facilities
Revenue (BP Products North
America, Inc.)	2.80	6/2/14	6,000,000	6,171,480
Iowa--.5%
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	2.10	12/1/11	2,500,000	2,550,650
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/13	1,000,000	1,100,990
Iowa Higher Education Loan

Authority, Private College
Facility Revenue (Grinnell
College Project)	4.00	12/1/14	1,250,000	1,386,662
Kentucky--1.4%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	680,754
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.) (Prerefunded)	6.25	10/1/10	335,000 a	344,856
Kentucky Property and Buildings
Commission, Revenue (Project
Number 69) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/1/14	1,450,000	1,522,630
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.38	10/1/11	1,550,000 a	1,649,060
Kentucky Property and Buildings
Commission, Revenue (Project
Number 82) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/13	8,480,000	9,576,210
Louisiana--.2%
Louisiana Public Facilities
Authority, Revenue (Department
of Public Safety Project)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/10	1,765,000	1,776,508
Maryland--1.3%
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	8/1/12	1,195,000	1,310,222
Maryland,
GO (State and Local Facilities
Loan - Capital Improvement
Bonds)	5.00	7/15/13	5,000,000	5,636,000
Maryland Department of

Transportation, Consolidated
Transportation Revenue	5.00	3/1/13	4,950,000	5,507,667
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	11/15/11	1,000,000	1,053,970
Massachusetts--4.4%
Massachusetts,
Consolidated Loan	5.25	8/1/13	1,500,000	1,696,200
Massachusetts,
Consolidated Loan	5.00	8/1/14	5,000,000	5,719,300
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.50	11/1/12	2,000,000	2,226,360
Massachusetts,
Consolidated Loan (Insured;
FGIC) (Prerefunded)	5.25	11/1/12	2,000,000 a	2,201,800
Massachusetts,
Consolidated Loan (Insured;
XLCA) (Prerefunded)	5.25	11/1/12	15,000,000 a	16,563,150
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.75	6/15/12	2,000,000	2,056,520
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	4.00	12/1/11	1,725,000	1,795,932
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000	200,470
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/10	2,500,000	2,537,475
Massachusetts Health and

Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,000,000	1,035,570
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.10	4/19/12	1,000,000	1,037,490
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/13	1,350,000	1,488,753
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/14	1,600,000	1,786,320
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	6.13	10/1/14	1,000,000	1,140,270
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,000,000 a	3,262,320
Michigan--.4%
Michigan,
State Trunk Line Fund Revenue
(Prerefunded)	5.50	11/1/11	4,145,000 a	4,421,140
Minnesota--3.4%
Minnesota,
GO (Prerefunded)	5.25	11/1/12	13,175,000 a	14,590,654
Minnesota,
GO (State Trunk Highway Bonds)	5.00	8/1/12	1,720,000	1,885,051
Minnesota,
GO (Various Purpose)	4.00	8/1/13	11,500,000	12,609,520
Northern Municipal Power Agency,
Electric System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/12	2,000,000	2,128,300
Osseo Independent School District
Number 279, GO School Building
Bonds (Minnesota School

District Credit Enhancement
Program)	3.00	2/1/12	3,325,000	3,459,496
Mississippi--.3%
Mississippi,
GO	4.00	11/1/11	1,000,000	1,049,410
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	2,000,000	2,026,340
Missouri--.3%
Rockwood R-6 School District,
GO	5.00	2/1/12	1,035,000	1,113,122
Saint Louis,
Airport Revenue (Lambert-Saint
Louis International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/13	1,800,000	1,947,330
Montana--.3%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	5/15/24	3,000,000	3,070,050
Nebraska--.7%
Nebraska Public Power District,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/13	1,300,000	1,428,830
University of Nebraska Facilities
Corporation, Deferred
Maintenance Bonds (Insured;
AMBAC)	5.00	7/15/13	5,125,000	5,748,969
Nevada--2.2%
Clark County,
Airport System Junior
Subordinate Lien Revenue	5.00	7/1/12	10,000,000	10,673,000
Clark County,
Limited Tax GO Public Safety
Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/14	1,000,000	1,114,860
Clark County School District,

Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/11	1,525,000	1,594,433
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/13	5,625,000	6,318,844
Las Vegas Valley Water District,
GO (Additionally Secured by
Pledged Revenues)	5.00	2/1/13	1,000,000	1,097,220
Las Vegas Valley Water District,
GO (Additionally Secured by
Southern Nevada Water
Authority Pledged Revenues)	5.00	6/1/14	450,000	505,503
Truckee Meadows Water Authority,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.50	7/1/11	1,000,000 a	1,055,320
New Hampshire--1.1%
Manchester,
School Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.50	6/1/13	4,465,000 a	5,007,765
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,465,000	2,510,134
New Hampshire Health and Education
Facilities Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue)	3.50	8/1/12	2,535,000	2,638,783
Portsmouth,
GO	5.00	9/15/13	1,000,000	1,101,540
New Jersey--2.6%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.00	6/15/12	2,000,000	2,143,360
New Jersey,

GO	5.25	7/1/12	2,000,000	2,187,300
New Jersey,
GO	5.00	8/1/13	7,880,000	8,834,898
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/14	2,935,000	3,106,844
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.63	6/15/17	110,000	110,063
New Jersey Economic Development
Authority, Cigarette Tax
Revenue (Insured; FGIC) 5.00		6/15/13	3,000,000	3,120,150
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	3/1/12	2,000,000	2,154,580
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	9/1/12	2,750,000	3,016,035
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds 5.50		6/1/11	1,000,000	1,050,760
New Mexico--1.3%
Albuquerque Bernalillo County
Water Utility Authority, Joint
Water and Sewer System Revenue 5.00		7/1/12	3,700,000	4,032,593
New Mexico Finance Authority,
State Transportation Senior Lien
Revenue	5.00	6/15/13	4,940,000	5,527,465
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue
(Insured; AMBAC)	5.00	6/15/11	2,750,000	2,881,863
New Mexico Finance Authority,
State Transportation
Subordinate Lien Revenue

(Insured; AMBAC)	5.00	6/15/13	1,000,000	1,118,920
New York--11.8%
Buffalo and Fort Erie Public
Bridge Authority, Toll Bridge
System Revenue (Liquidity
Facility; Bank of Nova Scotia)	4.00	7/1/10	970,000	972,774
Buffalo Fiscal Stability
Authority, Sales Tax and State
Aid Secured Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/1/11	3,090,000	3,264,430
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	11,125,000	12,273,767
New York City,
GO	5.00	8/1/10	2,000,000	2,016,360
New York City,
GO	5.00	10/1/11	4,250,000	4,506,275
New York City,
GO	5.00	8/15/13	5,000,000	5,594,300
New York City,
GO	5.00	8/1/14	4,000,000	4,544,960
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,345,000 b	3,563,495
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	11/1/14	3,910,000	4,335,056
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	4.00	11/1/11	5,000,000	5,246,100
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	2.75	7/1/12	3,500,000	3,606,575
New York State,
GO	3.00	2/1/14	10,000,000	10,612,100
New York State Dormitory
Authority, FHA-Insured

Mortgage Hospital Revenue
(Albany Medical Center
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.00	2/15/11	1,075,000	1,110,206
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) (Insured;
XLCA)	5.25	7/1/13	1,000,000	1,113,180
New York State Dormitory
Authority, Revenue (New York
State Association for Retarded
Children, Inc.) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/12	1,100,000	1,172,292
New York State Dormitory
Authority, Revenue (School
Districts Revenue Financing
Program) (Insured; National
Public Finance Guarantee Corp.)	5.75	10/1/17	2,500,000	2,702,300
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Project)	5.38	6/15/16	5,000,000	5,402,850
New York State Municipal Bond Bank
Agency, Special School Purpose
Revenue (Prior Year Claims)	5.50	6/1/13	5,000,000	5,608,900
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	4,000,000	4,145,800
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/15	2,675,000	2,891,274
New York State Urban Development
Corporation, Service Contract
Revenue	5.00	1/1/11	1,000,000	1,025,400
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/10	3,625,000	3,626,341

Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.00	6/1/12	1,055,000	1,140,371
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/16	5,000,000	5,201,600
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithaca
College Project)	4.00	7/1/10	1,000,000	1,002,650
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	4.00	11/15/12	12,325,000	13,196,994
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	3,000,000	3,026,910
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	4.05	9/1/11	3,500,000	3,609,900
Westchester County,
GO	3.00	6/1/13	1,350,000	1,438,101
North Carolina--1.7%
Brunswick County,
GO	5.00	5/1/13	2,445,000	2,732,899
Charlotte,
COP (Convention Facility
Project)	5.00	8/1/10	3,000,000	3,023,790
Mecklenburg County,
Public Improvement GO	5.00	3/1/12	5,000,000	5,396,950
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.50	1/1/12	3,900,000	4,161,651
North Carolina Eastern Municipal
Power Agency, Power System

Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/13	2,000,000	2,183,140
Ohio--1.7%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	3,066,720
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	3,240,000	2,905,826
Cincinnati,
Water System Revenue
(Prerefunded)	5.00	6/1/11	1,010,000 a	1,057,137
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,657,275
Ohio,
GO Highway Captial
Improvements Bonds (Full Faith
and Credit/Highway User
Receipts)	5.25	5/1/12	525,000	572,523
Ohio,
Mental Health Capital
Facilities Bonds (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/1/13	2,230,000	2,471,398
Ohio Water Development Authority,
Fresh Water Revenue	5.00	12/1/12	1,905,000	2,107,978
Ohio Water Development Authority,
Water Development Revenue
(Fresh Water Improvement
Series)	5.00	6/1/13	2,060,000	2,306,994
Oklahoma--.6%
Oklahoma Building Bonds
Commission, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/15/15	5,460,000	6,065,132
Oregon--.1%
Oregon Department of
Administrative Services,

Oregon Appropriation Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/11	1,140,000	1,205,425
Pennsylvania--6.4%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/13	1,000,000	1,096,650
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	5/15/14	2,875,000	3,185,069
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/13	3,035,000	3,356,467
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)	4.00	12/1/12	8,490,000	8,956,780
Montgomery County,
GO	5.00	9/15/11	2,155,000	2,283,029
Pennsylvania,
GO	5.00	7/15/11	5,000,000	5,259,750
Pennsylvania,
GO	5.50	2/1/13	1,100,000	1,233,364
Pennsylvania,
GO	5.00	2/15/13	10,000,000	11,099,500
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/10	1,055,000	1,072,123
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/13	1,950,000	2,156,193
Pennsylvania,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	4.00	2/1/14	5,000,000 a	5,496,100
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The University of
Pennsylvania Health System)

(Insured; AMBAC)	5.00	8/15/12	6,325,000	6,847,698
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/12	1,500,000	1,629,525
Philadelphia School District,
GO	5.00	9/1/11	2,250,000	2,353,613
Philadelphia School District,
GO	5.00	9/1/12	5,000,000	5,372,350
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/13	1,500,000	1,692,810
South Carolina--1.0%
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.00	12/1/10	6,000,000	6,141,420
Horry County School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/11	1,660,000	1,706,530
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/15	2,000,000	2,220,160
Tennessee--.5%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	4,000,000	4,601,680
Texas--7.3%
Austin,
Water and Wastewater System
Revenue	4.00	11/15/13	1,500,000	1,643,850
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/11	1,775,000	1,856,810
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue	4.00	11/1/12	2,220,000	2,364,855

Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/13	1,550,000	1,720,422
Dallas Area Rapid Transit,
Senior Lien Sales Tax Revenue
(Insured; AMBAC)	5.38	12/1/13	2,135,000	2,274,544
El Paso,
GO	3.00	8/15/10	3,500,000	3,520,265
Frisco Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	6.25	8/15/18	1,905,000	2,107,120
Gulf Coast Waste Disposal
Authority, Environmental
Facilities Revenue (BP
Products North America, Inc.
Project)	2.30	9/3/13	4,000,000	3,993,080
Harris County,
GO and Revenue (Prerefunded)	5.00	8/15/12	15,000,000 a	16,416,450
Harris County,
Unlimited Tax Road Bonds	5.00	10/1/12	1,000,000	1,099,690
Harris County,
Unlimited Tax Toll Road and
Subordinate Lien Revenue	5.00	8/15/12	2,100,000	2,300,844
Harris County Cultural Education
Facilities Finance
Corporation, Revenue (The
Methodist Hospital System)	5.25	12/1/12	1,800,000	1,968,120
Lower Colorado River Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.88	5/15/15	1,075,000	1,079,300
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; Assured
Guaranty Municipal Corp.)	5.00	9/1/10	1,050,000	1,061,981
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/13	2,050,000	2,203,996
Northside Independent School
District, Unlimited Tax School

Building Bonds (Permanent
School Fund Guarantee Program)	1.50	8/1/12	10,000,000	10,030,100
Plano,
GO	5.25	9/1/14	1,225,000	1,424,136
Texas,
Water Financial Assistance GO
Bonds (Water Infrastructure
Fund)	4.00	8/1/11	500,000	521,025
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/13	1,375,000	1,534,404
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	720,000	768,355
University of Texas System Board
of Regents, Financing System
Revenue	5.25	8/15/12	4,485,000	4,944,488
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/13	6,485,000	7,288,621
Utah--1.2%
Salt Lake County,
Sales Tax Revenue	5.00	8/1/12	1,000,000	1,095,290
Timpanogos Special Service
District, Sewer Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	6/1/14	1,775,000	2,001,543
Utah,
GO	4.00	7/1/13	8,000,000	8,768,560
Virginia--3.5%
Hampton,
Public Improvement GO	4.25	1/15/13	4,015,000	4,375,587
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company
Project)	5.00	12/1/11	1,500,000	1,579,155
Newport News,
GO General Improvement Bonds
and GO Water Bonds	5.00	1/15/13	1,000,000	1,108,470

Richmond,
GO Public Improvement
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/16	6,040,000	6,747,767
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,005,430
Virginia Beach,
GO Public Improvement	5.00	7/15/11	1,000,000	1,052,460
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/11	2,500,000	2,580,000
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/13	2,000,000	2,219,480
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/14	2,610,000	2,961,254
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/12	1,200,000 a	1,286,136
Virginia College Building
Authority, Educational
Facilities Revenue (Public
Higher Education Financing
Program)	5.00	9/1/12	1,555,000	1,708,152
Virginia Commonwealth
Transportation Board,
Transportation Revenue (U.S.
Route 58 Corridor Development
Program)	5.25	5/15/12	5,000,000	5,460,250
Virginia Resources Authority,
Infrastructure Revenue
(Virginia Pooled Financing

Program)	5.00	5/1/12	1,430,000	1,548,461
Washington--2.9%
Chelan County Public Utility
District Number 1, Chelan
Hydro Consolidated System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	4,000,000	4,279,480
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; AMBAC)	6.00	7/1/16	5,000,000	5,473,500
King County,
Limited Tax GO (Baseball
Stadium)	5.50	12/1/12	5,105,000	5,709,534
King County,
Limited Tax GO (Payable From
Sewer Revenues)	5.00	1/1/14	1,000,000	1,131,110
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	4/1/12	1,145,000	1,235,146
Skagit County Burlington-Edison
School District Number 100,
Unlimited Tax GO (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.63	6/1/11	2,380,000 a	2,506,045
Snohomish County,
Unlimited Tax GO (Edmonds
School District Number 15)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/12	1,500,000	1,655,670
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	7/1/12	3,000,000	3,270,990
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/14	3,810,000	4,305,224
Wisconsin--.5%
Wisconsin,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/12	1,000,000	1,082,980
Wisconsin,

Petroleum Inspection Fee
Revenue	5.00	7/1/13	3,500,000	3,896,795
U.S. Related--3.4%
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/13	2,140,000	2,298,574
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,335,000	1,453,668
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	5,000,000	5,444,450
Puerto Rico Government Development
Bank, GO (Insured; National
Public Finance Guarantee Corp.)	4.75	12/1/15	5,000,000	5,192,450
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	1,800,000	1,946,970
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	2,000,000	2,029,640
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/14	2,250,000	2,403,225
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 a	1,089,160
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,114,113
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue	5.50	7/1/11	2,000,000	2,085,400
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,483,324
University of Puerto Rico,
University System Revenue	5.00	6/1/14	2,930,000	3,160,796
Total Long-Term Municipal Investments
(cost $950,308,972)				962,972,272

Short-Term Municipal	Coupon	Maturity	Principal
Investments--3.6%	Rate (%)	Date	Amount ($)	Value ($)
California--.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Home of San
Francisco Project) (LOC;
Allied Irish Banks)	1.15	6/1/10	1,100,000 c	1,100,000
Colorado--.2%
Colorado Health Facilities
Authority, Revenue (The
Visiting Nurse Corporation of
Colorado, Inc.) (LOC; Wells
Fargo Bank)	0.40	6/1/10	580,000 c	580,000
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	0.38	6/1/10	1,335,000 c	1,335,000
Florida--.8%
Lakeland,
Energy System Revenue,
Refunding	1.04	6/7/10	8,500,000 c	8,538,250
Iowa--.5%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
Allied Irish Banks)	1.25	6/1/10	4,500,000 c	4,500,000
Iowa Finance Authority,
Health Facilities Revenue
(Great River Medical Center
Project) (LOC; Allied Irish
Banks)	1.25	6/1/10	700,000 c	700,000
Massachusetts--.4%
Massachusetts,
GO Notes, Refunding	0.82	6/7/10	3,700,000 c	3,712,210
North Carolina--.5%
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Duke
University Health System)	0.59	12/1/11	5,000,000	5,000,000
Oregon--.1%

Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	1.15	6/1/10	800,000 c	800,000
Pennsylvania--1.0%
Pennsylvania Turnpike Commission,
Turnpike Revenue	0.91	6/7/10	10,000,000 c	10,000,000
Total Short-Term Municipal Investments
(cost $36,215,000)				36,265,460
Total Investments (cost $986,523,972)			99.4%	999,237,732
Cash and Receivables (Net)			.6%	6,383,640
Net Assets			100.0%	1,005,621,372

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Subject to interest rate change on November 1, 2011.
c	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $986,523,972. Net unrealized appreciation on investments was $12,713,760 of which $13,368,031 related to appreciated investment securities and $654,271 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation

CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	999,237,732	-	999,237,732

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.6%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.1%
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/15	2,500,000	2,341,500
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	1/1/21	3,500,000	3,504,445
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,243,126
California--7.5%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000 a	1,473,195
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 b	1,692,820
California,
GO	5.50	6/1/20	110,000	110,382
California,
GO	5.50	11/1/33	6,300,000	6,441,498
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,132,950
California,
GO (Various Purpose)	6.00	4/1/38	5,000,000	5,457,900
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 b	1,079,587
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	5,000,000	5,566,450

Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	1,952,600
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/27	6,000,000	6,086,940
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.88	1/15/29	2,000,000	2,014,580
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	2,000,000	2,002,400
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	3,885,000	3,515,148
Colorado--1.1%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0/5.70	6/15/16	5,000,000 b,c	5,588,250
Florida--1.6%
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/39	5,000,000	5,196,250
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000 a	2,840,280
Georgia--.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project) (Insured; National
Public Finance Guarantee Corp.)	4.75	4/1/11	2,500,000	2,577,375
Massachusetts--.1%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	351,190

Michigan--1.4%
Detroit City School District,
School Buildings and Site
Improvement Bonds (Insured;
FGIC)	5.25	5/1/17	2,000,000	2,201,140
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	4,833,438
New Jersey--1.6%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/21	2,000,000	2,348,920
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.80	11/1/23	2,000,000	2,351,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	3,580,000	3,358,111
North Carolina--.6%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,608,555
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,538,865
Ohio--1.5%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,585,000	2,318,383
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,586,250
Pennsylvania--65.6%
Allegheny County Hospital
Development Authority, Revenue

(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,547,000
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.38	3/1/11	2,500,000	2,590,500
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/14	2,500,000	2,596,575
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	3/1/16	1,360,000	1,411,054
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/18	2,560,000	2,686,592
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	6,860,000	7,087,135
Allentown School District,
GO	5.00	2/15/22	5,875,000	6,373,317
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	6,045,325
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)	5.00	11/1/19	2,000,000	2,152,440
Central Bucks School District,
GO	5.00	5/15/23	5,000,000	5,518,400
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	6.75	2/1/16	5,000,000 c	6,275,600
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)

(Prerefunded)	7.00	2/1/16	1,630,000 c	2,076,669
Central Dauphin School District,
GO (Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	7.50	2/1/16	3,100,000 c	4,009,323
Central York School District,
GO (Insured; FGIC)
(Prerefunded)	5.50	6/1/12	80,000 c	87,750
Chester County,
GO	5.00	8/15/18	4,545,000	5,104,126
Chester County,
GO	5.00	7/15/25	5,000,000	5,667,300
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/21	5,000,000	5,518,050
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	1,485,000 c	1,725,733
Coatesville Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	8/15/14	6,515,000 c	7,571,147
Commonwealth Financing Authority
of Pennsylvania, Revenue	5.00	6/1/24	5,000,000	5,426,250
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000	1,549,335
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000	3,094,080
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,269,388
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/17	1,485,000	1,692,410
Downingtown Area School District,
GO	5.00	11/1/18	2,010,000	2,357,067
East Stroudsburg Area School

District, GO (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	7.50	9/1/16	2,500,000 c	3,286,175
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/18	1,000,000	1,241,550
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/21	3,000,000	3,659,850
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	7.50	4/1/22	3,000,000	3,642,090
Easton Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/23	2,260,000	2,560,060
Erie County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	9/1/22	1,640,000	1,953,732
Kennett Consolidated School
District, GO (Insured; FGIC)
(Prerefunded)	5.50	2/15/12	1,310,000 c	1,416,097
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,044,040
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,981,254
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,480,474
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
National Public Finance
Guarantee Corp.)	4.75	2/15/27	2,000,000	2,008,240
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,351,934

Lower Merion School District,
GO	5.00	5/15/29	5,000,000	5,195,750
Montgomery County,
GO	5.00	12/15/17	2,025,000	2,401,812
Muhlenberg School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	4/1/15	1,000,000	1,073,050
Owen J. Roberts School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	8/15/12	1,440,000 c	1,591,762
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/14	3,110,000	3,595,782
Parkland School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	9/1/16	1,490,000	1,749,230
Pennsylvania,
GO	5.25	2/1/11	5,000,000	5,167,350
Pennsylvania,
GO	5.00	7/1/20	10,000,000	11,792,100
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	7.00	11/1/10	1,000,000	1,013,680
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	5,000,000	5,336,200
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny
Delaware Valley Obligated
Group Project) (Insured;
National Public Finance
Guarantee Corp.)	5.60	11/15/10	2,000,000	2,000,080
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,304,110
Pennsylvania Higher Educational

Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,257,110
Pennsylvania Higher Educational
Facilities Authority, Revenue
(The Trustees of the
University of Pennsylvania)	5.00	9/1/19	5,090,000	5,975,711
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,930,758
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,687,346
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC) (Prerefunded)	5.75	5/1/11	1,690,000 c	1,773,537
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,590,703
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)
(Prerefunded)	6.00	1/15/11	2,500,000 c	2,614,125
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,820,752
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/19	2,000,000	2,310,400
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/20	3,000,000	3,464,160
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	12/1/13	2,500,000 c	2,856,550

Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/24	5,000,000	5,710,150
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/25	5,000,000	5,716,350
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,582,425
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,131,750
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/11	2,510,000	2,685,499
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/12	2,000,000	2,221,920
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/26	5,000,000	5,204,050
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	6/1/28	1,500,000	1,678,755
Philadelphia,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/17	12,500,000	14,163,125
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,910,300
Philadelphia,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/18	5,000,000	5,489,000
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and

Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/20	3,380,000	3,437,020
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	12/1/22	3,150,000	3,159,009
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,376,100
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.75	2/1/11	4,000,000	4,142,400
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	2/1/12	1,770,000 c	1,913,936
Philadelphia School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.50	2/1/12	1,310,000 c	1,416,529
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/16	4,000,000	4,704,480
Pittsburgh School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	9/1/18	1,000,000	1,186,210
Pocono Mountain School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/22	5,270,000	5,704,564
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,020,400
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/10	3,035,000	3,044,499
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center

Project) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/11	3,195,000	3,204,489
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC) (Prerefunded)	5.00	11/15/14	1,265,000 c	1,464,655
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	5,000,000 c	5,586,200
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.25	4/1/17	840,000	925,882
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	4/1/13	195,000 c	217,372
Susquehanna Area Regional Airport
Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	5,511,060
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,418,026
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,290,000	1,990,743
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,092,770
Twin Valley School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.25	10/1/15	1,000,000 c	1,182,200
University of Pittsburgh of the
Commonwealth System of Higher
Education, University Capital
Project Bonds	5.50	9/15/21	2,500,000	2,967,450

Upper Darby School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	5/1/18	2,870,000	3,144,831
Upper Merion Area School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	2/15/19	1,165,000	1,281,978
West Mifflin Area School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.50	4/1/24	1,060,000	1,196,221
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,785,000 c	1,949,863
Wilson School District,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.38	5/15/12	1,500,000 c	1,638,540
York County,
GO (Insured; AMBAC)	5.00	6/1/17	1,100,000	1,213,102
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/1/14	1,000,000	1,153,290
South Carolina--.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,321,020
Texas--.4%
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue Improvement Bonds
(Insured; National Public
Finance Guarantee Corp.)	5.50	11/1/31	2,000,000	2,015,420
U.S. Related--14.0%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,032,320
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	4,090,000	4,207,792
Puerto Rico Commonwealth,
Public Improvement GO

(Insured; FGIC)	5.50	7/1/18	9,545,000	10,273,093
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	7,500,000	8,253,450
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/20	4,000,000	4,341,680
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	7,875,000	8,799,919
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/17	6,000,000	6,762,120
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/19	2,290,000	2,587,769
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,203,670
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,244,950
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/1/13	1,500,000	1,584,525
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	4,000,000	4,249,960
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,014,880
Puerto Rico Infrastructure
Financing Authority, Special

Tax Revenue	5.00	7/1/21	5,000,000	5,127,700
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 b	814,320
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000 b	313,025
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	3,750,000 d	758,475
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,038,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,627,560
Total Long-Term Municipal Investments
(cost $482,608,470)				504,183,559
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.7%	Rate (%)	Date	Amount ($)	Value ($)
California--.1%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Home of San
Francisco Project) (LOC;
Allied Irish Banks)	1.15	6/1/10	300,000 e	300,000
Colorado--.1%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; Northern
Trust Company)	0.30	6/1/10	500,000 e	500,000
Florida--.2%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.38	6/1/10	1,200,000 e	1,200,000
Oregon--.1%

Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	1.15	6/1/10	595,000 e	595,000
Pennsylvania--.2%
Lancaster County Hospital
Authority, Health Center
Revenue (Masonic Homes
Project) (LOC; JPMorgan Chase
Bank)	0.29	6/1/10	100,000 e	100,000
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.32	6/1/10	800,000 e	800,000
Total Short-Term Municipal Investments
(cost $3,495,000)				3,495,000
Total Investments (cost $486,103,470)			98.3%	507,678,559
Cash and Receivables (Net)			1.7%	8,859,287
Net Assets			100.0%	516,537,846

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $4,315,475 or 0.8% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $486,103,470. Net unrealized appreciation on investments was $21,575,089 of which $24,104,573 related to appreciated investment securities and $2,529,484 related to depreciated investment securities.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue

SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	507,678,559	-	507,678,559

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Massachusetts Intermediate Municipal Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts--87.6%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,431,076
Auburn,
GO (Insured; AMBAC)	5.13	6/1/20	1,225,000	1,359,468
Boston,
GO	5.00	3/1/20	1,700,000	1,927,409
Boston,
GO	5.00	3/1/21	2,000,000	2,251,040
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/17	2,000,000	2,361,380
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/18	1,500,000	1,777,635
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/19	2,170,000	2,402,884
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/23	3,920,000	4,213,569
Boston Water and Sewer Commission,
General Revenue	5.00	11/1/25	5,000,000	5,664,100
Boston Water and Sewer Commission,
System Revenue	9.25	1/1/11	55,000	57,698
Brockton,
GO (Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,565,349
Burlington,
GO	5.25	2/1/12	200,000	215,934
Burlington,
GO	5.25	2/1/13	250,000	279,170
Cambridge,
GO (Municipal Purpose Loan)	5.00	12/15/11	510,000	545,975
Cohasset,

GO	5.00	6/15/22	895,000	986,371
Cohasset,
GO	5.00	6/15/23	895,000	955,547
Everett,
GO (Insured; National Public
Finance Guarantee Corp.)	5.38	12/15/17	1,250,000	1,432,837
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/16	1,580,000	1,846,894
Haverhill,
GO (State Qualified Municipal
Purpose Loan) (Insured;
National Public Finance
Guarantee Corp.)	5.00	6/1/18	505,000	575,180
Hingham,
GO (Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,767,980
Hopedale,
GO (Insured; AMBAC)	5.00	11/15/19	650,000	699,497
Ipswich,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/14	500,000	576,875
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/20	505,000	564,545
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/21	525,000	582,230
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/22	585,000	644,886
Lynnfield,
GO (Municipal Purpose Loan)	5.00	7/1/23	585,000	625,880
Mansfield,
GO (Insured; AMBAC)	5.00	8/15/17	1,395,000	1,578,512
Marblehead,
GO	5.00	8/15/18	1,340,000	1,503,949
Marblehead,
GO	5.00	8/15/22	1,750,000	1,930,600
Mashpee,
GO (Insured; FGIC)

(Prerefunded)	5.63	11/15/10	500,000 a	517,435
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,191,280
Massachusetts,
Consolidated Loan	5.00	8/1/20	4,000,000	4,561,080
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.)	5.25	8/1/22	5,825,000	6,578,114
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.25	1/1/13	5,000,000 a	5,528,000
Massachusetts,
Consolidated Loan (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	12/1/14	5,000,000 a	5,751,850
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,245,012
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.)	5.50	1/1/12	1,300,000	1,400,425
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	420,000 a	457,964
Massachusetts,
Consolidated Loan (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.00	8/1/12	1,580,000 a	1,722,816
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	11/1/12	2,000,000 a	2,208,420
Massachusetts,
Consolidated Loan (Prerefunded)	5.25	10/1/13	10,000,000 a	11,303,200
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	3/1/15	1,500,000 a	1,735,350
Massachusetts,

Consolidated Loan (Prerefunded)	5.00	3/1/15	1,800,000 a	2,082,420
Massachusetts,
Consolidated Loan (Prerefunded)	5.00	8/1/16	1,000,000 a	1,172,030
Massachusetts,
Federal Highway, GAN (Insured;
Assured Guaranty Municipal
Corp.)	5.13	12/15/12	1,500,000	1,505,490
Massachusetts,
GO (Insured; AMBAC)	5.50	10/1/18	225,000	271,111
Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.25	9/1/23	5,000,000	5,988,050
Massachusetts,
GO (Insured; XLCA)	3.46	12/1/12	2,470,000 b	2,445,028
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)
(Prerefunded)	5.25	1/1/14	2,500,000 a	2,816,775
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	3.46	1/1/16	3,540,000 b	3,405,232
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	5,000,000	5,252,050
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,131,500
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/18	4,000,000	4,701,160
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.75	7/1/10	165,000 a	165,822
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,045,000 a	1,211,437
Massachusetts Bay Transportation
Authority, Assessment Revenue
(Prerefunded)	5.25	7/1/14	1,000,000 a	1,159,270
Massachusetts Bay Transportation
Authority, Assessment Revenue

(Prerefunded)	5.00	7/1/15	5,000,000 a	5,834,700
Massachusetts Bay Transportation
Authority, GO (General
Transportation System)
(Insured; National Public
Finance Guarantee Corp.)	5.25	3/1/15	1,000,000	1,156,030
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	4,052,685
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,970,225
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,515,000	3,017,849
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,399,880
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	3,415,000	4,106,606
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,922,124
Massachusetts College Building
Authority, Project Revenue	5.00	5/1/23	1,000,000	1,105,060
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)
(Prerefunded)	5.00	9/1/11	500,000 a	529,460
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,490,622
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,550,995
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,083,470
Massachusetts Development Finance

Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,079,540
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,130,000	1,066,257
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,113,370
Massachusetts Development Finance
Agency, Revenue (College of
the Holy Cross Issue)	5.00	9/1/21	1,800,000	2,014,974
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	980,000	1,040,397
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	511,885
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	991,460
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	912,260
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/24	2,750,000	2,914,422
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/27	1,000,000	1,046,090
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Prerefunded)	6.38	7/1/13	1,000,000 a	1,170,740

Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue) (Prerefunded)	5.00	9/1/13	1,000,000 a	1,075,580
Massachusetts Development Finance
Agency, Revenue (Olin College
Issue) (Insured; XLCA)	5.25	7/1/33	5,000,000	5,076,600
Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	967,220
Massachusetts Development Finance
Agency, Revenue (Worcester
Polytechnic Institute Issue)	5.00	9/1/40	2,500,000	2,550,100
Massachusetts Development Finance
Agency, RRR (Waste Management,
Inc. Project)	3.40	12/1/12	1,250,000	1,267,163
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,154,580
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.45	6/1/14	1,000,000	1,073,110
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/32	2,000,000	2,036,760
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,281,590
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,096,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Cape Cod
Healthcare Obligated Group
Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	11/15/35	1,000,000	1,007,060
Massachusetts Health and

Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/20	1,000,000	1,035,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (CareGroup
Issue) (Insured; National
Public Finance Guarantee Corp.)	5.25	7/1/23	1,000,000	1,019,090
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/22	2,750,000	2,985,922
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.25	12/1/27	2,000,000	2,144,500
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dana-Farber Cancer Institute
Issue)	5.00	12/1/37	2,500,000	2,548,575
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.13	8/1/22	2,000,000	2,044,560
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/25	2,500,000	2,855,500
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	12/15/27	3,230,000	3,641,244
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard

University Issue)	5.00	7/15/36	1,000,000	1,047,580
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/26	2,525,000	2,666,274
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/27	1,000,000	1,050,640
Massachusetts Health and
Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	500,135
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.50	7/1/22	1,500,000	1,882,245
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	3,335,000	3,963,014
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/38	2,000,000	2,121,720
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	508,220
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/22	500,000	457,310
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	4.13	2/16/12	1,500,000	1,553,355
Massachusetts Health and

Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/12	975,000	1,058,158
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/24	2,495,000	2,678,233
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.63	10/1/29	3,000,000	3,247,770
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/30	3,000,000	3,095,190
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/35	2,500,000	2,530,050
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	6.00	7/1/14	1,460,000	1,543,819
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,103,395
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,644,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,308,211
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/21	2,325,000	2,434,019
Massachusetts Health and
Educational Facilities

Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	260,125
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/29	2,350,000	2,369,458
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	1,000,000	1,223,810
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/29	1,800,000	2,084,922
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	1,500,000	1,714,560
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/29	1,400,000	1,410,108
Massachusetts Health and
Educational Facilities
Authority, Revenue (Southcoast
Health System Obligated Group
Issue)	5.00	7/1/39	1,500,000	1,479,555
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,163,970
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.25	8/15/23	1,000,000	1,137,940
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,008,420
Massachusetts Health and

Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.38	8/15/38	2,000,000	2,174,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	1,989,600
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	921,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,049,400
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue) (Prerefunded)	6.75	7/1/10	1,505,000 a	1,528,779
Massachusetts Housing Finance
Agency, Housing Revenue	4.00	6/1/19	3,500,000	3,534,055
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	200,680
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,575,000	1,576,449
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	500,560
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,250,775
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,000,000	2,128,360
Massachusetts Municipal Wholesale

Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/14	5,000,000	5,233,900
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/11	120,000	124,682
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,701,355
Massachusetts Port Authority,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/1/14	1,265,000	1,268,049
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	3,146,795
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,480,880
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/15	1,900,000	2,203,088
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/18	5,000,000	5,614,600
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	8/15/21	2,000,000	2,191,640
Massachusetts Turnpike Authority,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/20	5,000,000	5,816,700
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.63	8/1/13	25,000	25,476

Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	2/1/14	1,105,000	1,165,576
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/14	30,000	30,263
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.25	8/1/17	170,000	193,395
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/18	75,000	81,103
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000	2,962,076
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/32	2,000,000	2,047,660
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/11	335,000 a	353,405
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.00	8/1/12	3,910,000 a	4,251,890
Massachusetts Water Pollution
Abatement Trust (Pool Program)
(Prerefunded)	5.25	8/1/14	1,330,000 a	1,544,263
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	155,000	156,097
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	538,645
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,991
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/19	2,500,000	2,930,725
Massachusetts Water Resources
Authority, General Revenue	5.00	8/1/27	7,500,000	8,343,600
Massachusetts Water Resources

Authority, General Revenue	5.00	8/1/39	1,000,000	1,058,380
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	8/1/11	100,000	105,954
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/18	500,000	597,605
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	6.00	8/1/14	1,000,000	1,182,450
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/19	1,500,000	1,731,840
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/21	1,000,000	1,136,830
Massachusetts Water Resources
Authority, General Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	8/1/24	2,500,000	2,792,650
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/16	1,000,000	1,148,160
Middleborough,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	12/15/18	1,275,000	1,427,630
Milton,
GO School Bonds	5.00	3/1/23	500,000	540,370
Milton,
GO School Bonds	5.00	3/1/24	500,000	538,080
Milton,
GO School Bonds	5.00	3/1/25	500,000	536,100
Northampton,
GO (Insured; National Public
Finance Guarantee Corp.)	5.13	10/15/16	1,985,000	2,218,198

Northbridge,
GO (Insured; AMBAC)	5.25	2/15/17	1,000,000	1,077,970
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	4.50	8/1/13	695,000	763,854
Pembroke,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/20	960,000	1,048,272
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/15/12	1,000,000	1,078,970
Pittsfield,
GO (Insured; National Public
Finance Guarantee Corp.)	5.50	4/15/14	500,000	541,675
Randolph,
GO (Insured; AMBAC)	5.00	9/1/17	1,045,000	1,138,747
Randolph,
GO (Insured; AMBAC)	5.00	9/1/24	490,000	513,907
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,256,322
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,313,163
University of Massachusetts
Building Authority, Revenue	6.88	5/1/14	1,500,000	1,718,820
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/16	1,000,000	1,105,720
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.25	8/15/17	1,000,000	1,093,600
Worcester,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/18	625,000	673,844
Worcester,
GO (Municipal Purpose Loan)
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/10	755,000	758,843

U.S. Related--10.5%
Government of Guam,
LOR (Section 30)	5.63	12/1/29	1,000,000	1,032,320
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	261,055
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	324,963
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,309,479
Puerto Rico Commonwealth,
Public Improvement GO	5.00	7/1/14	2,500,000	2,698,225
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/22	1,500,000	1,544,790
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; Assured Guaranty
Municipal Corp.)	5.50	7/1/15	1,350,000	1,520,114
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	6.25	7/1/11	1,050,000	1,104,506
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/14	500,000	550,230
Puerto Rico Commonwealth,
Public Improvement GO
(Insured; National Public
Finance Guarantee Corp.)	5.50	7/1/15	1,135,000	1,245,311
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/23	2,000,000	2,132,220
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	1,000,000	1,071,110
Puerto Rico Government Development

Bank, Senior Notes	5.00	12/1/12	3,205,000	3,422,587
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,244,950
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,064,860
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,070,570
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,583,729
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	4,000,000	4,059,280
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	2,005,298
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,619,750
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,332,297
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 c	814,320
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000 c	469,538
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	3,000,000 d	606,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000	1,557,780
Puerto Rico Sales Tax Financing

Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	1,500,000	1,627,560
Total Long-Term Municipal Investments
(cost $386,893,269)				405,849,320
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.1%	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.30	6/1/10	1,400,000 e	1,400,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.32	6/1/10	1,800,000 e	1,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	0.25	6/1/10	400,000 e	400,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.35	6/1/10	800,000 e	800,000
Total Short-Term Municipal Investments
(cost $4,400,000)				4,400,000
Total Investments (cost $391,293,269)			99.2%	410,249,320
Cash and Receivables (Net)			.8%	3,455,826
Net Assets			100.0%	413,705,146

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Security issued with a zero coupon. Income is recognized through the accretion of discount.
e	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $391,293,269. Net unrealized appreciation on investments was $18,956,051 of which $19,635,904 related to appreciated investment securities and $679,853 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates

RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	410,249,320	-	410,249,320

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--.2%
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	500,000	461,880
New York--87.0%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.75	11/15/22	2,500,000	2,629,850
Battery Park City Authority,
Senior Revenue	5.25	11/1/22	1,000,000	1,106,700
Erie County Industrial Development
Agency, Revenue (City School
District of the City of
Buffalo Project)	5.00	5/1/17	2,500,000 a	2,854,800
Katonah-Lewisboro Union Free
School District, GO (Insured;
National Public Finance
Guarantee Corp.)	5.00	9/15/15	1,000,000 a	1,168,680
Long Island Power Authority,
Electric System General Revenue	5.25	6/1/14	2,000,000	2,255,180
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.00	5/1/12	850,000	899,784
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/18	1,000,000	1,104,440
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	11/15/15	2,000,000	2,115,640

Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/28	2,500,000	2,630,950
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FGIC)	0.00	7/1/11	1,000,000 b	995,760
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/17	1,000,000	1,124,090
Nassau County,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	1,000,000	1,120,590
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/16	1,500,000	1,656,705
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; AMBAC)	5.00	11/15/17	1,500,000	1,650,345
Nassau County Interim Finance
Authority, Sales Tax Secured
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	11/15/16	1,000,000	1,148,680
Nassau County Sewer and Storm
Water Finance Authority,
System Revenue (Insured;
Berkshire Hathaway Assurance
Corporation)	5.38	11/1/28	1,000,000	1,123,340
New York City,
GO	5.00	8/1/17	2,835,000	3,241,341
New York City,
GO	5.00	8/1/18	1,000,000	1,109,850
New York City,
GO	5.25	9/1/20	1,000,000	1,143,010
New York City,
GO	5.13	12/1/22	1,000,000	1,101,690
New York City,
GO	5.25	9/1/23	1,000,000	1,114,650
New York City,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/18	1,000,000	1,107,820
New York City Industrial
Development Agency, Civic
Facility Revenue (United
Jewish Appeal - Federation of
Jewish Philanthropies of New
York, Inc. Project)	5.00	7/1/27	1,250,000 a	1,311,662
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	556,635
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,000,000	1,163,950
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/21	1,000,000	1,087,160
New York City Industrial
Development Agency, Special
Revenue (New York City - New
York Stock Exchange Project)	5.00	5/1/29	1,000,000	1,034,160
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,275,000	1,448,808
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.00	6/15/20	2,500,000	2,842,075
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/25	1,545,000 a	1,701,292
New York City Transitional Finance
Authority, Building Aid Revenue	5.25	1/15/27	1,650,000	1,811,832
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	11/15/17	1,755,000	1,938,029

New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	2/1/11	1,000,000 c	1,044,260
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	5.38	2/15/12	1,000,000 c	1,080,570
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,750,000	2,033,990
New York City Trust for Cultural
Resources, Revenue (Lincoln
Center for the Performing
Arts, Inc.)	5.75	12/1/16	1,000,000	1,173,950
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/34	1,850,000 a	1,984,717
New York City Trust for Cultural
Resources, Revenue (The
Juilliard School)	5.00	1/1/39	3,750,000 a	4,011,825
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/25	1,150,000	1,274,683
New York City Trust for Cultural
Resources, Revenue (The Museum
of Modern Art)	5.00	4/1/31	1,000,000	1,070,280
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.00	10/1/15	1,850,000	1,933,564
New York Local Government
Assistance Corporation, Revenue	5.00	4/1/18	2,500,000	2,884,425
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/13	2,000,000	2,230,120
New York State,
GO	5.00	4/15/14	1,000,000	1,103,280
New York State,
GO	5.25	3/15/15	2,750,000	2,869,405

New York State,
GO	5.00	3/1/19	1,000,000	1,131,740
New York State,
GO	5.00	2/15/26	2,600,000	2,872,090
New York State Dormitory
Authority, Consolidated Fifth
General Resolution Revenue
(City University System) 5.00		7/1/19	1,000,000 a	1,090,210
New York State Dormitory
Authority, Consolidated
Revenue (City University
System) (Insured; FGIC) 5.75		7/1/18	2,370,000 a	2,653,689
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)
(Prerefunded) 5.38		5/15/13	1,000,000 c	1,130,460
New York State Dormitory
Authority, LR (State
University Dormitory
Facilities Issue) 5.00		7/1/18	1,000,000 a	1,086,130
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/12	1,000,000 a	1,091,430
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/18	1,500,000 a	1,717,485
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/38	500,000 a	532,655
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; National
Public Finance Guarantee Corp.) 5.00		7/1/18	405,000 a	419,997
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center) 5.00		7/1/11	1,000,000	1,048,140
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/20	3,250,000	3,512,177
New York State Dormitory
Authority, Revenue (Mount
Sinai Hospital Obligated Group)	5.00	7/1/26	3,000,000 d	3,098,370
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	1,725,000	1,726,087
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.13	7/1/39	5,000,000 a	5,041,350
New York State Dormitory
Authority, Revenue (New York
University)	5.25	7/1/34	2,500,000 a	2,710,350
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/21	1,500,000 a	1,614,195
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.00	7/1/13	500,000 a	506,435
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.88	5/15/11	1,500,000 a	1,574,010
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; National
Public Finance Guarantee Corp.)	5.25	5/15/15	500,000 a	556,030
New York State Dormitory
Authority, Revenue (The New
York Public Library) (Insured;
National Public Finance
Guarantee Corp.)	0.00	7/1/10	600,000 b	599,874
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/25	1,000,000 a	1,128,790

New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	5,000,000 a	5,324,800
New York State Dormitory
Authority, Revenue (Vassar
College)	5.00	7/1/15	675,000 a	780,341
New York State Dormitory
Authority, Secured HR (The
Bronx-Lebanon Hospital Center)	4.00	8/15/14	1,000,000	1,075,380
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/16	1,000,000 a	1,102,160
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000 a	1,138,980
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue)	5.25	5/15/12	1,500,000 a	1,619,265
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/12	390,000	391,568
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/14	1,500,000	1,736,700
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.38	6/15/15	1,000,000	1,085,020
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water

Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/17	1,000,000	1,080,170
New York State Environmental
Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects)	5.25	6/15/19	775,000	833,776
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (New
York City Municipal Water
Finance Authority Project)	7.00	6/15/12	150,000	150,807
New York State Environmental
Facilities Corporation, State
Water Pollution Control
Revolving Fund Revenue (Pooled
Loan Issue)	7.20	3/15/11	5,000	5,029
New York State Medical Care
Facilities Finance Agency,
Secured Mortgage Revenue
(Collateralized; SONYMA)	6.38	11/15/20	440,000	440,920
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.10	10/1/17	1,000,000	1,006,150
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.38	10/1/17	970,000	971,086
New York State Municipal Bond Bank
Agency, Recovery Act Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	5/15/16	2,000,000	2,271,740
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/20	1,000,000	1,086,380
New York State Power Authority,
Revenue (Prerefunded)	5.00	11/15/12	2,500,000 c	2,761,475
New York State Thruway Authority,
General Revenue (Insured;
AMBAC)	5.00	1/1/19	1,000,000	1,082,930
New York State Thruway Authority,

Highway and Bridge Trust Fund
Bonds (Insured; National
Public Finance Guarantee
Corp.) (Prerefunded)	5.25	10/1/11	1,000,000 c	1,064,200
New York State Thruway Authority,
Local Highway and Bridge
Service Contract Bonds	5.50	4/1/14	1,000,000	1,080,850
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/25	2,000,000	2,144,060
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	4.75	4/1/13	1,000,000 c	1,092,840
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	685,000	687,829
New York State Urban Development
Corporation, Service Contract
Revenue	5.25	1/1/24	2,375,000	2,581,839
Onondaga County,
GO	5.00	5/1/17	1,150,000	1,246,186
Onondaga County,
GO (Prerefunded)	5.00	5/1/12	350,000 c	379,484
Onondaga County Trust for Cultural
Resources, Revenue (Syracuse
University Project)	5.00	12/1/19	2,500,000 a	2,910,275
Orange County,
GO	5.00	7/15/19	1,000,000	1,106,040
Orange County,
GO	5.00	7/15/20	1,000,000	1,096,610
Port Authority of New York and New
Jersey (Consolidated Bonds,
125th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/15/19	2,000,000	2,149,940
Port Authority of New York and New
Jersey (Consolidated Bonds,

128th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/18	1,000,000	1,089,560
Port Authority of New York and New
Jersey (Consolidated Bonds,
140th Series) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/19	1,000,000	1,107,420
Port Authority of New York and New
Jersey (Consolidated Bonds,
142nd Series)	5.00	7/15/21	1,000,000	1,100,640
Rockland County,
GO (Various Purpose)	5.00	10/1/15	500,000	530,430
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	10/15/25	1,450,000	1,578,789
Suffolk County,
Public Improvement GO
(Insured; FGIC)	5.00	10/1/13	750,000	762,143
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (New York
Institute of Technology
Project)	5.00	3/1/26	750,000 a	756,255
Suffolk County Water Authority,
Water System Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	6/1/14	1,000,000	1,084,620
Tobacco Settlement Financing
Corporation, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.00	6/1/12	2,000,000	2,163,080
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	550,000	581,108
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	1/1/16	1,000,000	1,064,960
Triborough Bridge and Tunnel

Authority, General Purpose
Revenue (Prerefunded)	5.25	1/1/22	1,000,000 c	1,221,640
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/15	1,000,000	1,171,370
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/16	2,000,000	2,198,020
Triborough Bridge and Tunnel
Authority, General Revenue	5.25	11/15/17	775,000	852,725
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000 a	2,017,940
Westchester County,
GO	4.00	11/15/15	1,000,000	1,102,770
Westchester County Health Care
Corporation, Subordinate Lien
Revenue	5.13	11/1/15	1,100,000	1,119,283
U.S. Related--8.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/13	1,000,000	1,088,890
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/26	2,000,000	2,097,340
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/15	3,500,000	3,757,670
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	7/1/11	1,000,000	1,014,820
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Prerefunded)	5.25	7/1/12	1,000,000 c	1,089,160
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/18	260,000	273,042
Puerto Rico Housing Finance

Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects)	5.00	12/1/19	270,000	281,972
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	740,000 c	831,027
Puerto Rico Housing Finance
Authority, Capital Fund
Program Revenue (Puerto Rico
Housing Administration
Projects) (Prerefunded)	5.00	12/1/13	730,000 c	819,797
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,700,000 e	1,384,344
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	500,000 e	313,025
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	2,000,000 b	461,360
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	1,250,000 b	252,825
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000	1,038,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	2,500,000	2,712,600
Total Long-Term Municipal Investments
(cost $182,525,725)				193,702,116
Short-Term Municipal	Coupon	Maturity	Principal
Investments--4.9%	Rate (%)	Date	Amount ($)	Value ($)
New York;
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; State Street

Bank and Trust Co.)	0.28	6/1/10	1,200,000 f	1,200,000
Metropolitan Transportation
Authority, Transportation
Revenue (LOC; BNP Paribas)	0.25	6/1/10	1,100,000 f	1,100,000
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	1.15	6/1/10	3,400,000 f	3,400,000
New York City,
GO Notes (LOC; Dexia Credit
Locale)	0.27	6/1/10	200,000 f	200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.28	6/1/10	300,000 f	300,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.28	6/1/10	1,100,000 f	1,100,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Dexia Credit Locale)	0.27	6/1/10	2,100,000 f	2,100,000
New York State Dormitory
Authority, Revenue (University
of Rochester) (LOC; JPMorgan
Chase Bank)	0.28	6/1/10	500,000 a,f	500,000
Total Short-Term Municipal Investments
(cost $9,900,000)				9,900,000
Total Investments (cost $192,425,725)			100.7%	203,602,116
Liabilities, Less Cash and Receivables			(.7%)	(1,460,474)
Net Assets			100.0%	202,141,642

a	At May 31, 2010, the fund had $50,905,748 or 25.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $192,425,725. Net unrealized appreciation on investments was $11,176,391 of which $11,193,112 related to appreciated investment securities and $16,721 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	203,602,116	-	203,602,116

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Municipal Opportunities Fund
May 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.3%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--3.7%
Jefferson County,
Limited Obligation School
Warrants (Insured; Assured
Guaranty Municipal Corp.)	5.50	2/15/16	5,000,000	4,999,650
Tuscaloosa Public Educational
Building Authority, Student
Housing Revenue (Ridgecrest
Student Housing, LLC
University of Alabama
Ridgecrest Residential
Project) (Insured; Assured
Guaranty Municipal Corp.)	6.75	7/1/33	1,100,000	1,274,339
Arizona--.5%
Arizona Board of Regents,
Arizona State University
System Revenue (Polytechnic
Campus Project)	6.00	7/1/27	750,000	853,897
California--20.4%
California,
GO (Various Purpose)	6.50	4/1/33	1,000,000	1,132,950
California,
GO (Various Purpose)	6.00	4/1/38	2,250,000	2,456,055
California,
GO (Various Purpose)	5.50	3/1/40	2,500,000	2,570,100
California Educational Facilities
Authority, Revenue (California
Institute of Technology)	5.00	11/1/39	2,500,000	2,667,300
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	1,000,000	1,077,200
California Health Facilities
Financing Authority, Revenue

(Providence Health and
Services)	6.50	10/1/38	500,000	567,015
California Infrastructure and
Economic Development Bank,
Revenue (California
Independent System Operator
Corporation Project)	6.25	2/1/39	3,000,000	3,185,130
California Statewide Communities
Development Authority,
Mortgage Revenue (Methodist
Hospital of Southern
California Project)
(Collateralized; FHA)	6.75	2/1/38	2,500,000	2,785,450
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	990,000	895,752
Los Angeles Unified School
District, GO	5.00	1/1/34	1,000,000	1,019,720
M-S-R Energy Authority,
Gas Revenue	7.00	11/1/34	3,730,000	4,381,407
New Haven Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/32	6,500,000 a	1,682,005
Northern California Gas Authority
Number 1, Gas Project Revenue	0.92	7/1/27	660,000 b	480,975
Oceanside Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/35	8,000,000 a	1,634,000
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	3,000,000	3,270,390
San Diego Regional Building
Authority, LR (County
Operations Center and Annex
Redevelopment Project)	5.38	2/1/36	2,000,000	2,127,360
San Diego Unified School District,
GO	0.00	7/1/25	4,000,000 a	1,887,200
South Bayside Waste Management

Authority, Solid Waste
Enterprise Revenue (Shoreway
Environmental Center)	6.00	9/1/36	1,000,000	1,044,650
Colorado--1.3%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	500,000	565,005
Denver City and County,
Airport System Revenue
(Insured: Assured Guaranty
Municipal Corp. and National
Public Finance Guarantee Corp.)	5.25	11/15/19	1,000,000	1,068,840
Northern Colorado Water
Conservancy District Building
Corporation, COP (Lease
Purchase Agreement) (Insured;
National Public Finance
Guarantee Corp.)	5.50	10/1/16	500,000	533,130
Connecticut--1.2%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/39	2,000,000	2,122,820
Florida--4.3%
Brevard County Health Facilities
Authority, Health Facilities
Revenue (Health First, Inc.
Project)	7.00	4/1/39	1,500,000	1,662,375
Florida Municipal Power Agency,
All-Requirements Power Supply
Project Revenue	6.25	10/1/31	1,000,000	1,141,210
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/41	1,200,000	1,238,124
Miami-Dade County Educational
Facilities Authority, Revenue
(University of Miami Issue)
(Insured; Berkshire Hathaway
Assurance Corporation)	5.50	4/1/38	600,000	631,110
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National

Public Finance Guarantee Corp.)	5.00	8/1/12	500,000	539,360
Sarasota County Public Hospital
District, HR (Sarasota
Memorial Hospital Project)	5.63	7/1/39	2,000,000	2,087,360
Georgia--2.5%
Burke County Development
Authority, PCR (Oglethorpe
Power Corporation Vogtle
Project)	7.00	1/1/23	1,000,000	1,188,940
Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	5.75	1/1/29	2,000,000	1,901,360
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.75	1/1/20	1,000,000	1,150,480
Hawaii--1.9%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	3,000,000	3,279,510
Illinois--.6%
Illinois Finance Authority,
Revenue (The Art Institute of
Chicago)	6.00	3/1/38	1,000,000	1,083,410
Kentucky--.3%
Kentucky Property and Buildings
Commission, Revenue (Project
Number 90)	5.38	11/1/23	500,000	559,670
Louisiana--4.6%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.13	6/1/25	4,000,000	4,478,360
Louisiana Public Facilities
Authority, Revenue (CHRISTUS
Health Obligated Group)	6.00	7/1/29	1,000,000	1,063,280
New Orleans Aviation Board,

Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/23	2,000,000	2,277,420
Maryland--6.3%
Maryland Economic Development
Corporation, EDR (Terminal
Project)	5.75	6/1/35	7,000,000	7,209,300
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Anne
Arundel Health System Issue)	6.75	7/1/29	2,000,000	2,310,020
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.00	7/1/34	1,000,000	1,010,880
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue)	5.13	7/1/39	250,000	254,442
Massachusetts--8.8%
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured)	5.00	1/1/35	5,000,000	5,278,550
Massachusetts Development Finance
Agency, SWDR (Dominion Energy
Brayton Point Issue)	5.75	5/1/19	2,000,000	2,154,580
Massachusetts Development Finance
Agency, SWDR (Waste
Management, Inc. Project)	5.50	5/1/14	1,000,000	1,088,410
Massachusetts Health and
Educational Facilities
Authority, Revenue (Isabella
Stewart Gardner Museum Issue)	5.00	5/1/25	2,305,000	2,446,296
Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	7.50	10/1/22	500,000	611,905

Massachusetts Health and
Educational Facilities
Authority, Revenue (Simmons
College Issue)	8.00	10/1/39	2,000,000	2,286,080
Massachusetts Housing Finance
Agency, SFHR	6.00	12/1/37	1,000,000	1,046,740
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(MWRA Program)	5.75	8/1/29	50,000	50,354
Michigan--.6%
Detroit,
Water Supply System Second
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	950,000	976,552
Minnesota--.7%
Minneapolis,
Health Care System Revenue
(Fairview Health Services)	6.63	11/15/28	1,000,000	1,124,210
Mississippi--1.2%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Northrop Grumman
Ship Systems, Inc. Project)	4.55	12/1/28	500,000	463,575
Warren County,
Gulf Opportunity Zone Revenue
(International Paper Company
Projects)	5.80	5/1/34	1,500,000	1,517,970
Missouri--.2%
Cape Girardeau County Industrial
Development Authority, Health
Facilities Revenue (Saint
Francis Medical Center)	5.50	6/1/34	385,000	388,989
New Jersey--4.0%
New Jersey,
COP (Equipment Lease Purchase
Agreement)	5.25	6/15/28	1,000,000	1,055,210
New Jersey Educational Facilities
Authority, Revenue (University
of Medicine and Dentistry of

New Jersey Issue)	7.50	12/1/32	2,000,000	2,310,380
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/29	5,000,000 a	1,741,200
New Jersey Transportation Trust
Fund Authority (Transportation
System)	0.00	12/15/30	5,000,000 a	1,633,300
New York--7.3%
Brooklyn Arena Local Development
Corporation, PILOT Revenue
(Barclays Center Project)	6.00	7/15/30	5,000,000	5,154,450
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	500,000	587,030
New York City,
GO	6.00	10/15/23	500,000	588,900
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project) (Insured;
Assured Guaranty Municipal
Corp.)	6.50	1/1/46	500,000	556,635
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	1,300,000	1,513,135
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.75	6/15/40	1,000,000	1,136,320
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	1,500,000	1,676,610
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.75	3/15/36	1,000,000	1,138,980
North Carolina--3.2%
North Carolina Eastern Municipal
Power Agency, Power System

Revenue	5.00	1/1/26	2,500,000	2,628,175
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	1/1/19	250,000	281,223
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; FGIC)	5.50	1/1/17	500,000	500,870
University of North Carolina,
System Pool Revenue (Pool
General Trust Indenture of the
Board of Governors of The
University of North Carolina)	5.50	10/1/34	1,890,000	1,981,268
Ohio--.7%
Montgomery County,
Revenue (Catholic Health
Initiatives)	6.25	10/1/33	1,000,000	1,128,680
Oregon--1.3%
Oregon Health and Science
University, Revenue	5.75	7/1/39	2,000,000	2,132,480
Pennsylvania--.4%
Delaware County Authority,
Revenue (Villanova University)	5.25	12/1/31	600,000	646,044
Texas--6.0%
Dallas,
GO	5.00	2/15/27	515,000	562,251
Forney Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.75	8/15/33	1,000,000	1,130,770
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.00	12/1/27	1,000,000	1,129,830
Houston,
Airport System Senior Lien
Revenue	5.50	7/1/39	1,000,000	1,074,870
Texas Public Finance Authority
Charter School Finance
Corporation, Education Revenue

(Cosmos Foundation, Inc.)	6.20	2/15/40	6,250,000	6,340,313
Washington--3.2%
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.50	6/1/39	5,000,000	5,351,650
Wisconsin--3.6%
Southeast Wisconsin Professional
Baseball Park District, Sales
Tax Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	12/15/23	1,000,000	1,156,940
Wisconsin,
General Fund Annual
Appropriation Bonds	5.38	5/1/25	1,000,000	1,108,660
Wisconsin,
General Fund Annual
Appropriation Bonds	5.75	5/1/33	1,500,000	1,641,135
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/33	1,000,000	1,117,790
Wisconsin,
General Fund Annual
Appropriation Bonds	6.00	5/1/36	1,000,000	1,113,110
U.S. Related--7.5%
Government of Guam,
LOR (Section 30)	5.75	12/1/34	1,000,000	1,033,270
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/17	750,000	803,333
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.75	8/1/32	1,000,000 c	814,320
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0/6.25	8/1/33	750,000 c	469,538
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/34	5,000,000 a	1,153,400

Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	0.00	8/1/36	2,000,000 a	404,520
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,500,000	1,557,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,870,000	4,199,105
Virgin Islands Public Finance
Authority, Subordinated
Revenue (Virgin Islands
Matching Fund Loan Note -
Diageo Project)	6.75	10/1/37	2,000,000	2,236,340
Total Long-Term Municipal Investments
(cost $148,855,766)				163,572,977
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.3%	Rate (%)	Date	Amount ($)	Value ($)
California--.3%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Jewish Home of San
Francisco Project) (LOC;
Allied Irish Banks)	1.15	6/1/10	500,000 d	500,000
Colorado--.1%
Denver City and County,
MFHR (Ogden Residences
Project) (LOC; Credit Lyonnais)	0.38	6/1/10	100,000 d	100,000
Florida--.2%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.38	6/1/10	400,000 d	400,000
Massachusetts--.4%
Massachusetts
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.30	6/1/10	600,000 d	600,000
Oregon--1.1%

Multnomah County Hospital
Facilities Authority, Revenue,
Refunding (Holladay Park Plaza
Project) (LOC; Allied Irish
Banks)	1.15	6/1/10	1,900,000 d	1,900,000
Pennsylvania--.2%
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.32	6/1/10	400,000 d	400,000
Total Short-Term Municipal Investments
(cost $3,900,000)				3,900,000
Total Investments (cost $152,755,766)			98.6%	167,472,977
Cash and Receivables (Net)			1.4%	2,378,642
Net Assets			100.0%	169,851,619

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b	Variable rate security--interest rate subject to periodic change.
c	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
d	Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $152,755,766. Net unrealized appreciation on investments was $14,717,211 of which $14,738,217 related to appreciated investment securities and $21,006 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement

CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	167,472,977	-	167,472,977

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in municipal securities (excluding options and financial futures on municipal, U.S.Treasury securities and swaps) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Swap transactions are valued based on future cash flows and other factors, such as interest rates and underlying securities.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Balanced Fund
May 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--39.1%	Rate (%)	Date	Amount ($)	Value ($)
Asset - Backed Certificates--.3%
CIT Equipment Collateral,
Ser. 2009-VT1, Cl. A2	2.20	6/15/11	1,098,043 a	1,100,143
Asset-Backed Ctfs./Auto Receivables--1.2%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	735,000	751,179
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A3	2.62	3/15/14	1,520,000	1,544,745
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	39,846	40,022
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	401,826	413,299
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	470,400	471,395
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	420,000	431,910
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	401,292	408,794
				4,061,344
Automotive, Trucks & Parts--.2%
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	750,000	818,496
Banks--1.7%
Bank of America,
Sub. Notes	5.49	3/15/19	1,250,000	1,198,230
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,200,000	1,187,236
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	480,061
Goldman Sachs Group,
Sr. Notes	3.63	8/1/12	465,000	467,710

Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	600,000	563,436
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	535,000	570,415
Morgan Stanley,
Sub. Notes	4.75	4/1/14	855,000	849,503
Royal Bank of Scotland,
Bank Gtd. Notes	4.88	3/16/15	585,000	578,916
				5,895,507
Commercial & Professional Services--.2%
Seminole Tribe of Florida,
Sr. Scd. Notes	5.80	10/1/13	660,000 a	663,829
Commercial Mortgage Pass-Through Ctfs.--2.2%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A2	5.17	9/10/47	240,000 b	242,494
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	695,000	704,737
Chase Commercial Mortgage
Securities, Ser. 2000-3, Cl. A2	7.32	10/15/32	1,127,415	1,134,898
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	184,154	184,498
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	433,077	442,932
First Union National Bank
Commercial Mortgage,
Ser. 2000-C2, Cl. A2	7.20	10/15/32	96,012	96,505
GE Capital Commercial Mortgage,
Ser. 2004-C3, Cl. A3	4.87	7/10/39	865,000 b	873,720
GMAC Commercial Mortgage
Securities, Ser. 2001-C2, Cl. B	6.79	4/15/34	380,000	395,076
GMAC Commercial Mortgage
Securities, Ser. 2001-C1, Cl. D	7.03	4/15/34	635,000 b	619,615
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C7, Cl. A2	4.06	9/15/27	138,976 b	139,169

LB-UBS Commercial Mortgage Trust,
Ser. 2000-C5, Cl. A2	6.51	12/15/26	709,623	716,947
Prudential Mortgage Capital
Funding, Ser. 2001-ROCK, Cl. A2	6.61	5/10/34	828,673	850,492
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A4	5.24	7/15/42	535,000 b	535,692
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C32, Cl. A1	5.69	6/15/49	557,748	569,681
				7,506,456
Diversified Financial Services--1.8%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	915,000	1,018,948
AXA Financial,
Sr. Unscd. Notes	7.75	8/1/10	840,000	848,899
Blackrock,
Sr. Unscd. Notes	6.25	9/15/17	710,000	804,691
General Electric Capital,
Sr. Unscd. Notes	5.63	9/15/17	795,000	842,217
HSBC Finance,
Sr. Unscd. Notes	5.00	6/30/15	940,000	973,520
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	435,000	478,636
NYSE Euronext,
Sr. Unscd. Notes	4.80	6/28/13	520,000	559,315
TD Ameritrade Holding,
Gtd. Notes	4.15	12/1/14	545,000	557,422
				6,083,648
Electric Utilities--.2%
Xcel Energy,
Sr. Unscd. Notes	4.70	5/15/20	510,000	516,137
Entertainment--.2%
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.08	10/1/16	328,000 a	312,253
Agua Caliente Band of Cahuilla
Indians, Sr. Scd. Notes	6.44	10/1/16	410,000 a	390,316
				702,569

Food & Beverages--.6%
Diageo Finance,
Gtd. Notes	5.50	4/1/13	435,000	478,741
General Mills,
Sr. Unscd. Notes	5.65	2/15/19	195,000	216,540
Kraft Foods,
Sr. Unscd. Notes	4.13	2/9/16	845,000	873,542
Pepsico,
Sr. Unscd. Notes	4.50	1/15/20	570,000	594,503
				2,163,326
Foreign/Governmental--.6%
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	805,000	808,837
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	825,000	888,938
United Mexican States,
Sr. Unscd. Notes	6.63	3/3/15	185,000	208,588
				1,906,363
Industrials--.2%
CRH America,
Gtd. Notes	5.30	10/15/13	615,000	656,323
Manufacturing--.3%
Tyco International Finance,
Gtd. Notes	3.38	10/15/15	900,000	911,192
Media & Telecommunications--1.9%
AT&T,
Sr. Unscd. Notes	5.80	2/15/19	670,000	739,797
AT&T,
Sr. Unscd. Notes	5.88	8/15/12	695,000	757,629
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	465,000	528,276
Comcast,
Gtd. Notes	5.90	3/15/16	735,000	811,565
News America Holdings,
Gtd. Debs.	7.60	10/11/15	365,000	428,552
News America,
Gtd. Notes	6.15	3/1/37	250,000	254,098

Rogers Communications,
Gtd. Notes	6.38	3/1/14	530,000	596,260
Telefonica Emisiones,
Gtd. Notes	4.95	1/15/15	400,000	415,140
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	575,000	701,112
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,050,000	1,131,923
				6,364,352
Office And Business Equipment--.2%
Xerox,
Sr. Unscd. Notes	7.13	6/15/10	600,000	601,097
Oil & Gas--.1%
Shell International Finance,
Gtd. Notes	3.25	9/22/15	250,000	256,608
Property & Casualty Insurance--.4%
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	535,000	620,115
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	590,000	607,353
				1,227,468
Real Estate--.2%
Simon Property Group,
Sr. Unscd. Notes	5.65	2/1/20	685,000	708,382
State/Territory General Obligations--.7%
California
GO (Various Purpose) (Build
America Bonds)	7.30	10/1/39	1,350,000	1,388,489
State of Illinois,
Taxable Bonds	4.42	1/1/15	440,000	444,730
State of Washington
Motor Vehicle Fuel Tax GO
(Build America Bonds)	3.55	8/1/17	500,000	495,210
				2,328,429
Technology--.6%
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	320,000	388,337

Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	758,027
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	765,000	864,813
				2,011,177
Transportation--.1%
GATX,
Sr. Unscd. Notes	4.75	5/15/15	250,000	257,076
U.S. Government Agencies--2.1%
Federal Agricultural Mortgage
Corp., Notes	2.10	8/10/12	735,000	752,528
Federal Farm Credit Banks,
Bonds	3.00	9/22/14	1,055,000	1,093,035
Federal Home Loan Banks,
Bonds	3.63	10/18/13	470,000	500,523
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	9/28/12	875,000 c	878,017
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	2.00	11/5/12	875,000 c	879,645
Federal National Mortgage
Association, Notes	2.00	9/28/12	875,000 c	878,777
Federal National Mortgage
Association, Notes	2.63	12/10/14	670,000 c	675,085
Federal National Mortgage
Association, Notes	3.00	9/16/14	530,000 c	550,892
Federal National Mortgage
Association, Notes	4.38	7/17/13	775,000 c	841,401
				7,049,903
U.S. Government Agencies/Mortgage-Backed--13.2%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21			97,090 c	102,693
5.00%, 4/1/22 - 12/1/39			1,976,760 c	2,093,469
5.50%, 12/1/37 - 1/1/38			230,778 c	246,341
5.76%, 4/1/37			249,624 b,c	264,383
6.00%, 7/1/37 - 6/1/39			3,235,439 c	3,495,032
6.50%, 4/1/39			704,169 c	768,507
6.50%, 4/1/39			1,035,836 c	1,130,478

7.00%, 8/1/29	66,252 c	74,136
Federal National Mortgage Association:
5.50%	3,065,000 c,d	3,269,972
6.00%	1,135,000 c,d	1,224,122
4.00%, 9/1/24 - 1/1/25	1,932,695 c	1,987,136
4.50%, 3/1/23 - 5/1/40	7,439,010 c	7,679,144
5.00%, 4/1/23 - 11/1/39	4,688,216 c	4,942,263
5.50%, 4/1/36 - 3/1/38	3,320,584 c	3,546,660
5.61%, 4/1/37	488,014 b,c	516,510
5.90%, 5/1/37 - 8/1/37	1,841,227 b,c	1,975,621
6.00%, 4/1/33 - 12/1/37	2,624,749 c	2,850,428
6.50%, 10/1/36 - 1/1/39	3,209,843 c	3,501,004
7.00%, 6/1/32	88,155 c	98,970
Ser. 2003-64, Cl. BC, 5.50%,
3/25/30	1,243,886 c	1,282,476
Government National Mortgage Association I:
5.00%, 11/15/34 - 3/15/36	2,367,409	2,518,960
5.50%, 2/15/36	415,837	448,069
6.00%, 7/15/38	765,986	832,792
		44,849,166
U.S. Government Securities--9.9%
U.S. Treasury Bonds:
4.63%, 2/15/40	750,000	800,977
6.25%, 8/15/23	310,000	389,486
U.S. Treasury Inflation Protected Securities:
Bonds, 2.38%, 1/15/27	1,397,344 e	1,525,943
Notes, 0.50%, 4/15/15	657,692 e	662,008
Notes, 0.63%, 4/15/13	581,668 e	591,847
Notes, 1.38%, 7/15/18	1,104,965 e	1,129,308
Notes, 2.38%, 1/15/17	1,397,344 e	1,525,943
U.S. Treasury Notes:
1.13%, 12/15/12	250,000	250,293
1.38%, 10/15/12	2,575,000	2,600,549
1.38%, 5/15/13	525,000	527,093
1.75%, 4/15/13	1,720,000	1,745,932
3.25%, 5/31/16	165,000	171,781
3.38%, 11/15/19	500,000	503,164

3.63%, 6/15/10	3,155,000	3,159,436
3.63%, 2/15/20	4,500,000	4,616,370
4.00%, 11/15/12	5,435,000	5,836,679
4.25%, 8/15/13	2,600,000	2,836,844
4.25%, 11/15/13	1,065,000	1,164,678
4.50%, 11/15/15	945,000	1,055,226
4.50%, 5/15/17	615,000	686,638
5.13%, 5/15/16	1,390,000	1,596,979
		33,377,174
Total Bonds and Notes
(cost $128,095,737)		132,016,165

Common Stocks--34.6%	Shares	Value ($)
Consumer Discretionary--4.4%
Autoliv	35,650	1,693,375
Carnival	17,130	620,620
Darden Restaurants	20,810	892,749
Gap	26,440	576,392
Home Depot	34,180	1,157,335
Limited Brands	33,580	834,799
Newell Rubbermaid	95,920	1,598,027
News, Cl. A	76,010	1,003,332
News, Cl. B	89,830	1,379,789
Stanley Black and Decker	19,460	1,085,673
Target	35,770	1,950,538
Time Warner	32,723	1,014,086
Whirlpool	10,280	1,073,643
		14,880,358
Consumer Staples--3.7%
Clorox	20,880	1,311,682
CVS Caremark	27,370	947,823
Energizer Holdings	22,710 f	1,276,075
Nestle, ADR	29,360	1,325,310
PepsiCo	47,670	2,997,966
Philip Morris International	31,440	1,387,133
Unilever, ADR	88,090	2,381,954
Wal-Mart Stores	17,910	905,530

		12,533,473
Energy--3.6%
Alpha Natural Resources	15,390 f	590,514
Chevron	22,980	1,697,533
ConocoPhillips	27,670	1,434,966
ENSCO, ADR	26,380	986,612
EOG Resources	9,920	1,040,013
Hess	20,930	1,113,476
Newfield Exploration	31,120 f	1,620,107
Occidental Petroleum	33,250	2,743,458
Valero Energy	41,440	774,099
		12,000,778
Financial--4.7%
American Express	31,760	1,266,271
Bank of America	208,660	3,284,308
Capital One Financial	27,020	1,115,926
Franklin Resources	8,630	846,517
Genworth Financial, Cl. A	73,890 f	1,151,945
Goldman Sachs Group	3,830	552,516
JPMorgan Chase & Co.	75,132	2,973,725
Lincoln National	38,180	1,010,243
MetLife	31,070	1,258,024
Morgan Stanley	24,620	667,448
Wells Fargo & Co.	52,790	1,514,545
XL Capital, Cl. A	22,580	397,634
		16,039,102
Health Care--5.5%
Alexion Pharmaceuticals	18,040 f	902,541
AmerisourceBergen	56,480	1,766,694
Amgen	20,460 f	1,059,419
Amylin Pharmaceuticals	70,630 f	1,166,807
CIGNA	25,630	857,836
Covidien	16,932	717,747
Hospira	16,520 f	860,031
Human Genome Sciences	53,410 f	1,322,432
King Pharmaceuticals	65,650 f	569,186
Mednax	10,370 f	586,424

Merck & Co.	72,302	2,435,854
Pfizer	176,550	2,688,857
St. Jude Medical	15,760 f	588,478
Teva Pharmaceutical Industries,
ADR	12,270	672,641
Thermo Fisher Scientific	12,480 f	649,709
Universal Health Services, Cl. B	19,840	840,819
WellPoint	14,990 f	768,987
		18,454,462
Industrial--3.8%
AMR	71,310 f	546,948
Caterpillar	14,660	890,742
Cummins	15,200	1,033,296
Dover	33,250	1,492,593
FedEx	11,610	969,319
General Electric	53,420	873,417
Norfolk Southern	43,480	2,454,881
Parker Hannifin	9,010	553,755
Raytheon	30,840	1,616,324
Textron	49,150	1,015,931
Tyco International	38,612	1,397,368
		12,844,574
Information Technology--7.0%
Apple	15,750 f	4,050,270
BMC Software	24,130 f	893,051
Cisco Systems	93,160 f	2,157,586
EMC	95,130 f	1,771,321
Google, Cl. A	4,130 f	2,003,793
Hewlett-Packard	38,470	1,770,005
Informatica	45,550 f	1,175,190
International Business Machines	13,170	1,649,674
Microsoft	111,000	2,863,800
Oracle	96,890	2,186,807
QUALCOMM	17,580	625,145
Research In Motion	18,420 f	1,118,094
Teradata	40,463 f	1,292,388
		23,557,124

Materials--.6%
Dow Chemical	26,880	723,341
E.I. du Pont de Nemours & Co.	39,090	1,413,885
		2,137,226
Telecommunication Services--.5%
AT & T	70,617	1,715,993
Utilities--.8%
American Electric Power	22,190	709,192
Entergy	8,800	660,616
Public Service Enterprise Group	47,380	1,451,249
		2,821,057
Total Common Stocks
(cost $100,503,433)		116,984,147

Other Investment--27.2%
Registered Investment Company:
BNY Mellon Emerging Markets Fund,
Cl. M	2,775,485 g	25,895,279
BNY Mellon International Fund, Cl.
M	2,862,931 g	26,253,077
BNY Mellon Mid Cap Stock Fund, Cl.
M	1,999,370 g	19,793,760
BNY Mellon Small Cap Stock Fund,
Cl. M	1,010,095 g	9,858,524
Dreyfus Institutional Preferred
Plus Money Market Fund	10,159,000 h	10,159,000
Total Other Investment
(cost $107,977,359)		91,959,640

Total Investments (cost $336,576,529)	100.9%	340,959,952
Liabilities, Less Cash and Receivables	(.9%)	(3,009,028)
Net Assets	100.0%	337,950,924

ADR - American Depository Receipts
GO - General Obligations
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities had a total market value of $2,466,541 or 0.7% of net assets.
b Variable rate security--interest rate subject to periodic change.
c On September 7, 2008, the Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
d Purchased on a forward commitment basis.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f Non-income producing security.
g Investment in affiliated mutual fund.
h Investment in affiliated money market mutual fund.

At May 31, 2010, the aggregate cost of investment securities for income tax purposes was $336,576,529.

Net unrealized appreciation on investments was $4,383,423 of which $24,657,991 related to appreciated investment securities and $20,274,568 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	5,161,487	-	5,161,487
Commercial Mortgage-Backed	-	7,506,456	-	7,506,456
Corporate Bonds+	-	29,837,187	-	29,837,187
Equity Securities - Domestic+	108,806,161	-	-	108,806,161
Equity Securities - Foreign+	8,177,986	-	-	8,177,986
Foreign Government	-	1,906,363	-	1,906,363
Municipal Bonds	-	2,328,429	-	2,328,429
Mutual Funds	91,959,640	-	-	91,959,640
U.S. Government Agencies/Mortgage-Backed	-	51,899,069	-	51,899,069
U.S. Treasury	-	33,377,174	-	33,377,174

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of the security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset values, the funds may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Trust’s Board, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are valued at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

Most debt securities are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Debt securities for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other debt securities (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available and are not valued by a pricing service approved by the Trust’s Board, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Trust’s Board. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended May 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon Money Market Fund
May 31, 2010 (Unaudited)

Negotiable Bank Certificates of Deposit--2.3%	Principal Amount ($)	Value ($)
Fortis Bank (Yankee)
0.47%, 11/2/10
(cost $25,000,000)	25,000,000	25,000,000
Commercial Paper--39.8%
Banco Bilbao Vizcaya Argentaria
0.31%, 7/8/10	30,000,000 a	29,990,442
Barclays Bank PLC
0.15% - 0.60%, 6/1/10 - 12/21/10	50,000,000	49,915,417
Deutsche Bank Financial LLC
0.22%, 6/1/10	25,000,000	25,000,000
District of Columbia Water and Sewer Authority
0.28%, 6/2/10	29,200,000	29,200,000
Fortis Funding LLC
0.21%, 6/1/10	25,000,000 a	25,000,000
ING (US) Funding LLC
0.21%, 6/4/10	25,000,000	24,999,562
Johns Hopkins University MD
0.30%, 6/23/10	12,900,000	12,900,000
Natixis
0.21%, 6/1/10	50,000,000 a	50,000,000
Rutgers State University New Jersey
0.40%, 6/10/10	25,150,000	25,150,000
San Jose CA International Airport
0.29%, 6/2/10	40,000,000	40,000,000
Societe Generale N.A. Inc.
0.25%, 6/1/10	29,971,000	29,971,000
Societe Generale N.A. Inc.
0.30%, 8/12/10	20,000,000	19,988,000
Tennessee
0.30%, 6/3/10	12,460,000	12,460,000
Tennessee School Bond Authority

0.25% - 0.29%, 6/10/10 - 7/22/10	60,000,000	60,000,000
Total Commercial Paper
(cost $434,574,421)		434,574,421
Notes--53.1%
Andrew W. Mellon Foundation NY
0.32%, 6/7/10	23,350,000 b	23,350,000
Athens Clarke County GA
0.30%, 6/1/10	5,200,000 b	5,200,000
Chicago IL Midway Airport
0.29% - 0.33%, 6/1/10	21,475,000 b	21,475,000
Cleveland OH Airport System
0.35% - 0.42%, 6/7/10	40,370,000 b	40,370,000
Colorado Educational and Cultural Facilities Authority
0.36%, 6/7/10	60,932,000 b	60,932,000
Connecticut Housing Finance Authority
0.33%, 6/7/10	11,150,000 b	11,150,000
Denver CO
0.40%, 6/7/10	31,000,000 b	31,000,000
Franklin County GA Industrial Building Authority
0.35%, 6/7/10	11,000,000 b	11,000,000
Fulton County GA
0.45%, 6/7/10	2,400,000 b	2,400,000
Greensboro NC
0.35%, 6/7/10	7,735,000 b	7,735,000
Groton CT
0.75%, 1/26/11	15,400,000	15,417,019
Indiana Health and Educational Facility
0.50%, 6/7/10	35,000,000 b	35,000,000
Kent County MI
1.00%, 4/1/11	27,000,000	27,057,907
M-S-R Public Power Agency CA
0.35%, 6/7/10	12,000,000 b	12,000,000
Maine
1.19%, 6/1/10	13,335,000	13,335,000
Meharry Medical College TN
0.45%, 6/7/10	6,990,000 b	6,990,000
Michigan Strategic Fund

0.44%, 6/7/10	13,500,000 b	13,500,000
Minnesota Higher Education Coordinating Board
0.33%, 6/7/10	11,000,000 b	11,000,000
Missouri Development Finance Board
0.39%, 6/7/10	5,400,000 b	5,400,000
Missouri Development Finance Board
0.45%, 6/7/10	6,600,000 b	6,600,000
Nassau County NY Industrial Development Authority
0.60%, 6/7/10	4,875,000 b	4,875,000
New Jersey Economic Development Authority
0.35%, 6/7/10	2,370,000 b	2,370,000
New York City NY Housing Development Corporation
0.35%, 6/7/10	37,965,000 b	37,965,000
New York City NY Housing Development Corporation
0.35%, 6/7/10	7,730,000 b	7,730,000
New York City NY Transitional Finance Authority
0.40%, 6/7/10	48,500,000 b	48,500,000
New York State Dormitory Authority
1.50%, 7/1/10	9,580,000	9,585,964
New York State Housing Finance Agency
0.41%, 6/7/10	2,000,000 b	2,000,000
Palm Bay FL
0.55%, 6/7/10	34,195,000 b	34,195,000
Portland ME
0.40%, 6/7/10	30,200,000 b	30,200,000
Roanoke Rapids NC
0.35%, 6/7/10	11,150,000 b	11,150,000
Sacramento County CA
0.35%, 6/7/10	5,700,000 b	5,700,000
Saint Paul MN Port Authority
0.34%, 6/7/10	3,010,000 b	3,010,000
Savannah College Art and Design Inc. GA
0.39%, 6/7/10	1,800,000 b	1,800,000
Texas
0.45%, 6/7/10	20,045,000 b	20,045,000
Total Notes
(cost $580,037,890)		580,037,890

U.S. Government Agency--2.3%
Federal Home Loan Bank
0.68%, 6/3/11
(cost $25,000,000)	25,000,000	25,000,000
Repurchase Agreement--2.5%
JPMorgan Chase & Co.
0.10%, dated 5/28/10, due 6/1/10 in the amount of
$27,500,306 (fully collateralized by $28,054,400 U.S.
Treasury Bills, due 7/8/10, value $28,048,789)
(cost $27,500,000)	27,500,000	27,500,000
Total Investments (cost $1,092,112,311)	100.0%	1,092,112,311
Cash and Receivables (Net)	.0%	215,310
Net Assets	100.0%	1,092,327,621

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, these securities amounted to $104,990,442 or 9.6% of net assets.
b	Variable rate security--interest rate subject to periodic change.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,092,112,311
Level 3 - Significant Unobservable Inputs	-
Total	1,092,112,311

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
BNY Mellon National Municipal Money Market Fund

May 31, 2010 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.9%	Rate (%)		Date	Amount ($)	Value ($)
Alabama--1.9%
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System,
Inc.) (LOC; Bank of Nova
Scotia)		0.27	6/7/10	25,000,000 a	25,000,000

California--6.9%
California Health Facilities
Financing Authority, Revenue
(Children's Hospital of Orange
County) (LOC; U.S. Bank NA)		0.17	6/7/10	32,800,000 a	32,800,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Allied Irish Banks)		1.15	6/1/10	11,000,000 a	11,000,000
California School Cash Reserve
Program Authority, Revenue		2.50	12/30/10	23,025,000	23,223,612
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.34	7/28/10	25,000,000	25,000,000

Colorado--3.7%
Colorado School of Mines Board of
Trustees, Enterprise Revenue,
Refunding (LOC; Dexia Credit
Locale)		0.28	6/7/10	26,325,000 a	26,325,000
Commerce City Northern
Infrastructure General
Improvement District, GO Notes
(LOC; U.S. Bank NA)		0.30	6/7/10	6,150,000 a	6,150,000

Commerce City Northern
Infrastructure General
Improvement District, GO
Notes, Refunding (LOC; U.S.
Bank NA)	0.30	6/7/10	9,390,000 a	9,390,000
Midcities Metropolitan District
Number 1, Special Improvement
Revenue, Refunding (LOC; BNP
Paribas)	0.27	6/7/10	4,000,000 a	4,000,000
Parker Automotive Metropolitan
District, GO Notes (LOC; U.S.
Bank NA)	0.30	6/7/10	3,200,000 a	3,200,000

Delaware--.1%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.28	6/1/10	1,000,000 a	1,000,000

District of Columbia--.4%
District of Columbia,
GO Notes, Refunding (LOC; TD
Bank)	0.25	6/7/10	5,900,000 a	5,900,000

Florida--8.3%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland)	0.37	6/1/10	200,000 a	200,000
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	20,000,000	20,737,113
Jacksonville Health Facilities
Authority, HR, Refunding
(Baptist Medical Center
Refunding) (LOC; Bank of
America)	0.28	6/1/10	8,300,000 a	8,300,000
Orlando Utilities Commission,
Utility System Revenue
(Liquidity Facility; Banco
Bilbao Vizcaya Argenteria)	0.50	6/7/10	50,000,000 a	50,000,000

Polk County Industrial Development
Authority, Health Care
Facilities Revenue, Refunding
(Winter Haven Hospital
Project) (LOC; PNC Bank)	0.25	6/7/10	10,200,000 a	10,200,000
Port Orange,
Revenue (Palmer College of
Chiropractic Florida Project)
(LOC; ABN-AMRO)	0.30	6/7/10	8,770,000 a	8,770,000
Tohopekaliga Water Authority,
Utility System Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.29	6/7/10	12,800,000 a	12,800,000

Georgia--4.8%
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Societe Generale)	1.16	6/7/10	6,530,000 a	6,530,000
Cobb County Development Authority,
Educational Facilities Revenue
(Mount Paran Christian School,
Inc. Project) (LOC; Wells
Fargo Bank)	0.27	6/7/10	10,015,000 a	10,015,000
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Second Indenture Series)
(LOC: Bayerische Landesbank
and Westdeutsche Landesbank)	0.28	6/7/10	36,200,000 a	36,200,000
Municipal Electric Authority of
Georgia, Project One
Subordinated Bonds (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.35	6/7/10	11,200,000 a	11,200,000

Hawaii--.4%
Hawaii Housing Finance and
Development Corporation, MFHR
(Lokahi Ka'u) (Liquidity

Facility; FHLMC)	0.29	6/7/10	5,200,000 a	5,200,000

Idaho--.7%
Coeur D'Alene Tribe,
Revenue (LOC; Bank of America)	0.30	6/7/10	9,400,000 a	9,400,000

Illinois--10.4%
Chicago,
Second Lien Water Revenue,
Refunding (LOC; California
Public Employees Retirement
System)	0.25	6/7/10	14,750,000 a	14,750,000
Chicago,
Second Lien Water Revenue,
Refunding (LOC; State Street
Bank and Trust Co.)	0.26	6/7/10	3,200,000 a	3,200,000
Chicago O'Hare International
Airport, General Airport Third
Lien Revenue (LOC; Dexia
Credit Locale)	0.30	6/7/10	30,000,000 a	30,000,000
Illinois Educational Facilities
Authority, Revenue
(ACI/Cultural Pooled Financing
Program) (LOC; Bank of America)	0.30	6/7/10	10,790,000 a	10,790,000
Illinois Educational Facilities
Authority, Revenue (The
University of Chicago)	0.52	8/12/10	30,000,000	30,000,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.26	6/7/10	10,100,000 a	10,100,000
Illinois Finance Authority,
PCR, Refunding (Commonwealth
Edison Company Project) (LOC;
JPMorgan Chase Bank)	0.30	6/7/10	8,305,000 a	8,305,000
Illinois Finance Authority,
Revenue (OSF Healthcare
System) (LOC; National City
Bank)	0.24	6/7/10	7,100,000 a	7,100,000
Illinois Finance Authority,
Revenue (Rehabilitation
Institute of Chicago) (LOC;

JPMorgan Chase Bank)	0.27	6/7/10	6,600,000 a	6,600,000
Illinois Finance Authority,
Revenue, Refunding (Bradley
University) (LOC; PNC Bank
NA)	0.24	6/7/10	8,600,000 a	8,600,000
Illinois Finance Authority,
Student Housing Revenue
(Collegiate Housing
Foundation-DeKalb, L.L.C.
Project at Northern Illinois
University) (LOC; Banco
Santander)	0.70	6/7/10	9,825,000 a	9,825,000

Indiana--.6%
Lawrenceburg,
PCR, Refunding (Indiana
Michigan Power Company
Project) (LOC; Royal Bank of
Scotland)	0.35	6/7/10	8,600,000 a	8,600,000

Iowa--1.0%
Hills,
Health Facilities Revenue
(Mercy Hospital Project) (LOC;
Allied Irish Banks)	1.25	6/1/10	12,490,000 a	12,490,000
Iowa Finance Authority,
Private School Facility
Revenue (Xavier High School
Project) (LOC; Allied Irish
Banks)	1.27	6/7/10	600,000 a	600,000

Louisiana--1.5%
East Baton Rouge Parish,
Road and Street Improvement
Sales Tax Revenue, Refunding
(LOC; Dexia Credit Locale)	0.34	6/7/10	20,000,000 a	20,000,000

Maryland--1.7%
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition

Program) (LOC; Bayerische
Landesbank)	0.37	6/7/10	10,000,000 a	10,000,000
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Bank of America)	0.28	6/7/10	13,330,000 a	13,330,000

Massachusetts--1.1%
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.16	6/7/10	3,500,000 a	3,500,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)	0.26	6/7/10	4,600,000 a	4,600,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	0.13	6/7/10	700,000 a	700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Capital
Asset Program Issue) (LOC;
Bank of America)	0.25	6/1/10	6,500,000 a	6,500,000

Michigan--.8%
Lenawee County Economic
Development Corporation,
Revenue, Refunding (Siena
Heights University Project)
(LOC; FHLB)	0.31	6/7/10	8,580,000 a	8,580,000
Michigan Strategic Fund,
LOR, Refunding (Waterfront
Reclamation and Development
Project) (LOC; Deutsche
Bank AG)	0.32	6/7/10	2,810,000 a	2,810,000

Minnesota--1.0%
Minnesota Higher Education
Facilities Authority, Revenue
(Gustavus Adolphus College)

(LOC; Allied Irish Banks)	0.28	6/7/10	13,450,000 a	13,450,000

Mississippi--.2%
Jackson County,
Port Facility Revenue,
Refunding (Chevron U.S.A. Inc.
Project)	0.23	6/1/10	2,300,000 a	2,300,000

Missouri--1.1%
Kansas City,
Special Obligation Revenue,
Refunding (H. Roe Bartle
Convention Center Project)
(LOC; Bank of America)	0.29	6/7/10	14,250,000 a	14,250,000

New Hampshire--.9%
New Hampshire Housing Finance
Authority, MFHR, Refunding
(EQR-Bond Partnership -
Manchester Project) (LOC; FNMA)	0.29	6/7/10	12,700,000 a	12,700,000

New Mexico--1.5%
Alamogordo,
Hospital Improvement
Revenue, Refunding (Gerald
Champion Regional Medical
Center Project) (LOC; Bank of
America)	0.30	6/7/10	20,000,000 a	20,000,000

New York--10.5%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue, Refunding (LOC; KBC
Bank)	0.31	6/7/10	14,250,000 a	14,250,000
New York City,
GO Notes (Liquidity Facility;
Allied Irish Banks)	1.15	6/1/10	26,000,000 a	26,000,000
New York City,
GO Notes (LOC; TD Bank)	0.24	6/7/10	12,345,000 a	12,345,000
New York City Housing Development
Corporation, MFMR (The Crest

Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.36	6/7/10	17,010,000 a	17,010,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Dexia Credit Locale)	0.36	6/7/10	12,755,000 a	12,755,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (LOC; Bank of Nova
Scotia)	0.25	6/7/10	16,000,000 a	16,000,000
New York Liberty Development
Corporation, Multi-Modal
Liberty Revenue (World Trade
Center Project)	0.50	1/18/11	30,600,000	30,600,000
New York Local Government
Assistance Corporation,
Subordinate Lien Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility;
Westdeutsche Landesbank)	0.33	6/7/10	11,950,000 a	11,950,000

North Carolina--2.8%
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Wells Fargo Bank)	0.27	6/7/10	24,030,000 a	24,030,000
North Carolina Medical Care
Commission, Health Care
Facilities Revenue (Union
Regional Medical Center
Project) (LOC; Wells Fargo
Bank)	0.30	6/7/10	13,000,000 a	13,000,000

Ohio--3.1%
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (The Cleveland Museum
of Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.24	6/7/10	20,000,000 a	20,000,000

Hamilton County,
Hospital Facilities Revenue
(The Elizabeth Gamble
Deaconess Home Association)
(LOC; JPMorgan Chase Bank)	0.27	6/7/10	12,000,000 a	12,000,000
Warren County,
Health Care Facilities
Improvement Revenue (Otterbein
Homes Project) (LOC; U.S. Bank
NA)	0.27	6/7/10	9,700,000 a	9,700,000

Oregon--2.1%
Medford Hospital Facilities
Authority, Revenue (Rogue
Valley Manor Project) (LOC;
Bank of America)	0.30	6/1/10	28,800,000 a	28,800,000

Pennsylvania--15.4%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center) (LOC; Deutsche
Bank AG)	0.24	6/7/10	15,000,000 a	15,000,000
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center) (LOC; PNC Bank
NA)	0.24	6/7/10	7,500,000 a	7,500,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Bank of Nova
Scotia)	0.19	6/7/10	30,000,000 a	30,000,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)	0.28	6/7/10	12,600,000 a	12,600,000
Lancaster County,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Royal Bank

of Canada)	0.28	6/7/10	20,695,000 a	20,695,000
Lower Merion School District,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.26	6/7/10	8,400,000 a	8,400,000
Luzerne County,
GO Notes (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.30	6/7/10	56,500,000 a	56,500,000
Luzerne County Industrial
Development Authority, Revenue
(The Methodist Homes for the
Aging of the Wyoming
Conference Project) (LOC;
Banco Santander)	0.70	6/7/10	15,055,000 a	15,055,000
Pennsylvania State University,
Revenue (Liquidity Facility;
JPMorgan Chase Bank)	0.24	6/7/10	25,000,000 a	25,000,000
Pennsylvania State University,
Revenue, Refunding	1.50	6/1/10	7,500,000	7,500,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue,
Refunding (LOC; PNC Bank NA)	0.27	6/7/10	9,000,000 a	9,000,000

South Carolina--.7%
South Carolina Jobs-Economic
Development Authority, HR,
Refunding (Tuomey Regional
Medical Center) (LOC; Wells
Fargo Bank)	0.27	6/7/10	10,000,000 a	10,000,000

Tennessee--.7%
Tennessee School Bond Authority,
CP (LOC; State Street Bank and
Trust Co.)	0.32	7/8/10	10,000,000	10,000,000

Texas--8.1%
Harris County Flood Control
District, CP (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.30	6/1/10	50,000,000	50,000,000
Texas,

TRAN	2.50	8/31/10	30,000,000	30,152,594
Travis County Health Facilities
Development Corporation,
Retirement Facilities Revenue
(Longhorn Village Project)
(LOC; Bank of Scotland)	0.27	6/7/10	28,900,000 a	28,900,000

Utah--.2%
Utah Housing Corporation,
MFHR (Timbergate Apartments
Project) (LOC; FHLMC)	0.30	6/7/10	3,125,000 a	3,125,000

Vermont--.7%
Vermont Housing Finance Agency,
Student Housing Facilities
Revenue (West Block University
of Vermont Apartments Project)
(LOC; Scotia Bank)	0.70	6/7/10	10,000,000 a	10,000,000

Virginia--1.9%
Albemarle County Economic
Development Authority, HR
(Martha Jefferson Hospital)
(LOC; Branch Banking and Trust
Co.)	0.28	6/7/10	5,900,000 a	5,900,000
Fairfax County Economic
Development Authority, Revenue
(Public Broadcasting Service
Project) (LOC; Bank of America)	0.28	6/7/10	11,720,000 a	11,720,000
Williamsburg Industrial
Development Authority, Revenue
(The Colonial Williamsburg
Foundation) (LOC; Wells Fargo
Bank)	0.27	6/7/10	8,200,000 a	8,200,000

Washington--3.1%
Tulalip Tribes of the Tulalip
Reservation, Revenue,
Refunding (Capital Projects)
(LOC; Wells Fargo Bank)	0.27	6/7/10	30,000,000 a	30,000,000
Vancouver Housing Authority,
Pooled Housing Revenue,

Refunding (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.27	6/7/10	4,400,000 a	4,400,000
Washington Higher Education
Facilities Authority, Revenue
(Bastyr University Project)
(LOC; U.S. Bancorp)	0.25	6/7/10	7,000,000 a	7,000,000

Wisconsin--1.6%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Saint Luke's Medical Center
Project) (LOC; KBC Bank)	0.30	6/7/10	21,100,000 a	21,100,000

Total Investments (cost $1,342,408,319)			99.9%	1,342,408,319
Cash and Receivables (Net)			.1%	878,721
Net Assets			100.0%	1,343,287,040

a Variable rate demand note - rate shown is the interest rate in effect at May 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board

IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	1,342,408,319
Level 3 - Significant Unobservable Inputs	-
Total	1,342,408,319

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost (other than those securities covered by a Capital Support Agreement, as described in Note 1(e) below, which are carried at market value based upon valuations provided by an independent pricing service approved by the Board of Directors) in accordance with Rule 2a-7 of the Act, which has been determined by the fund’s Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	7/26/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	7/26/2010

By:	/s/ James Windels______
James Windels
Treasurer

Date:	7/26/2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)